UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 11/30/16

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.6%
Alabama 93.2%
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group,
Refunding, Series B, 5.00%, 11/15/46.	$3,000,000	$3,261,030
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	3,000,000	3,374,520
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/43.	4,120,000	4,632,322
Auburn University General Fee Revenue,
Refunding, Series A, 5.00%, 6/01/33.	2,500,000	2,824,250
Refunding, Series A, 5.00%, 6/01/38.	4,000,000	4,474,040
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,099,050
Auburn Water Works Board Revenue, 4.00%, 9/01/40	2,000,000	2,042,860
Baldwin County Board of Education Revenue,
School wts., Refunding, 5.00%, 6/01/24	2,605,000	2,938,518
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,215,548
School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,368,177
School wts., Refunding, 5.00%, 6/01/31	2,000,000	2,249,000
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured
Guaranty, 5.00%, 6/01/39	3,825,000	3,882,222
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	5,234,350
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,431,880
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 4.00%, 1/01/41	4,000,000	4,029,640
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,950,000	6,411,125
Series B, 5.00%, 1/01/43	3,745,000	4,107,741
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%,
9/01/32	1,000,000	1,082,840
The Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A,
XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	9,025,000	9,222,557
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46.	6,000,000	6,620,400
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,717,145
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,408,450
Cullman GO, wts., Refunding, 5.00%, 7/01/30	1,100,000	1,229,030
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,229,290
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,139,780
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36.	5,000,000	5,300,950
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33.	4,500,000	4,790,025
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	10,843,400
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,432,040
Huntsville GO,
wts., Series A, 5.00%, 5/01/35	2,515,000	2,873,513
wts., Series A, 5.00%, 5/01/36	1,000,000	1,139,070
wts., Series B, 5.00%, 5/01/34	3,055,000	3,501,183
Huntsville PBA Lease Revenue,
Capital Center Improvement, 2014, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	2,820,000	2,857,083
Municipal Justice Center, Capital Improvement, Refunding, NATL Insured, 5.00%, 10/01/33	5,180,000	5,237,602
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	5,360,000	6,028,124
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health
System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,176,010
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	2,013,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, Pre-
Refunded, 5.125%, 4/01/33	$7,410,000	$7,791,245
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	4,017,262
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,371,696
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
Pre-Refunded, 5.125%, 9/01/34	600,000	639,750
Madison GO,
wts., Refunding, XLCA Insured, 4.75%, 12/01/36	685,000	685,000
wts., Series A, 5.00%, 4/01/37	2,590,000	2,858,428
wts., XLCA Insured, Pre-Refunded, 4.75%, 12/01/36	315,000	315,000
Marshall County Board of Education Special Tax School wts. Revenue, Special Tax, AGMC Insured, 4.00%,
3/01/41	2,510,000	2,509,874
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,017,790
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,080,220
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/33	6,500,000	6,805,175
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	11,032,400
Montgomery County Board of Education Capital Outlay School wts. Revenue, Refunding, 5.00%, 9/01/39	3,000,000	3,267,390
Morgan County Board of Education Capital Outlay School wts. Revenue, 5.00%, 3/01/35	7,020,000	7,849,624
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,223,680
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,624,061
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	2,952,175
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,283,620
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,149,680
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,345,090
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,310,290
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	1,215,000	1,334,799
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40.	785,000	889,758
Trussville GO, wts., Series B, 5.00%, 10/01/39	3,000,000	3,357,750
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-Refunded,
6.75%, 7/01/38	5,000,000	5,428,400
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41	9,000,000	9,000,000
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37.	7,520,000	8,416,760
University of South Alabama University Facilities Revenue,
Capital Improvement, BHAC Insured, Pre-Refunded, 5.00%, 8/01/38	5,000,000	5,307,050
Refunding, AGMC Insured, 5.00%, 11/01/34	2,000,000	2,236,800
		267,518,532

|2

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37.	$2,000,000	$1,055,000
First Subordinate, Series A, 5.375%, 8/01/39	4,500,000	2,334,375
First Subordinate, Series A, 6.00%, 8/01/42.	7,000,000	3,683,750
		7,073,125
Total Municipal Bonds (Cost $273,053,814) 95.6%		274,591,657
Other Assets, less Liabilities 4.4%		12,518,297
Net Assets 100.0%		$287,109,954

See Abbreviations on page 156.

|3

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Arizona Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.0%
Arizona 94.3%
Arizona Health Facilities Authority Revenue,
Banner Health, Series A, Pre-Refunded, 5.00%, 1/01/35	$10,000,000	$10,410,100
Banner Health, Series D, BHAC Insured, Pre-Refunded, 5.50%, 1/01/38	15,000,000	15,694,800
Banner Health, Series D, Pre-Refunded, 5.50%, 1/01/38	17,500,000	18,310,600
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,355,900
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,744,500
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	16,523,250
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	10,482,398
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding,
Series A, 5.00%, 7/01/36	3,160,000	3,340,594
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/26	2,500,000	2,685,100
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27	3,000,000	3,222,120
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28	3,350,000	3,598,034
Refunding, Series B, 5.00%, 7/01/41	14,070,000	15,555,088
Series D, 5.00%, 7/01/41	5,000,000	5,527,750
Series D, 5.00%, 7/01/46	9,000,000	9,915,030
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	2,200,000	2,436,984
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,663,487
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,506,941
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31.	7,025,000	7,791,146
Arizona State Board of Regents Northern Arizona University System Revenue,
Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,278,000
Refunding, 5.00%, 6/01/40	7,365,000	8,174,266
Refunding, 5.00%, 6/01/44	8,005,000	8,789,970
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,709,797
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,516,550
Arizona State Board of Regents University of Arizona System Revenue,
Green Bonds, Refunding, Series B, 5.00%, 6/01/46.	10,000,000	11,150,900
Refunding, 5.00%, 6/01/39	3,000,000	3,363,240
Refunding, Series A, 5.00%, 6/01/40	2,300,000	2,551,482
Series A, 5.00%, 6/01/39	8,650,000	9,340,529
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,185,807
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,332,830
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,364,795
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,417,550
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,241,560
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,433,285
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series
A, 5.00%, 2/01/42	8,000,000	8,530,080
Arizona State Lottery Revenue,
Series A, AGMC Insured, 5.00%, 7/01/28	15,540,000	16,815,834
Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	8,106,525
Arizona State School Facilities Board COP, Pre-Refunded, 5.50%, 9/01/23	10,000,000	10,726,800
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	11,352,800
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,385,778
Subordinated, Series A, Pre-Refunded, 5.00%, 7/01/36	10,000,000	11,318,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Central Arizona Water Conservation District Water Delivery O and M Revenue,
Central Arizona Project, 5.00%, 1/01/35.	$1,500,000	$1,708,575
Central Arizona Project, 5.00%, 1/01/36.	1,000,000	1,135,680
El Mirage GO, AGMC Insured, 5.00%, 7/01/42.	2,200,000	2,420,638
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28.	10,000,000	11,010,800
Gilbert Water Resources Municipal Property Corp. Utility System Revenue,
Property Corp., senior lien, Refunding, 4.00%, 7/01/34	3,190,000	3,326,628
Property Corp., senior lien, Refunding, 4.00%, 7/01/36	2,000,000	2,075,740
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility
Revenue, sub. lien, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	15,000,000	15,491,100
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Pre-Refunded, 5.00%, 12/01/42	12,870,000	13,366,138
Glendale IDA Senior Living Facilities Revenue, Royal Oaks Life Care Community, Refunding, 5.00%,
5/15/39	8,500,000	9,272,650
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35.	5,000,000	5,415,150
Midwestern University, 5.125%, 5/15/40	10,000,000	10,823,200
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,830,800
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	13,204,080
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,261,425
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, Pre-Refunded, 5.00%, 7/15/32 .	7,500,000	7,684,575
Goodyear Water and Sewer Revenue,
sub. lien, Obligations, AGMC Insured, 5.00%, 7/01/45	1,000,000	1,111,630
sub. lien, Obligations, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,117,640
sub. lien, Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,681,545
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	16,501,800
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,050,451
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, 5.00%, 7/01/28	3,000,000	3,166,860
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,088,572
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,188,824
Maricopa County IDA,
MFHR, Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%,
1/01/18	670,000	685,457
MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,190,000	1,190,131
Maricopa County IDA Educational Revenue,
Reid Traditional Schools Projects, 5.00%, 7/01/36.	1,120,000	1,163,131
Reid Traditional Schools Projects, 5.00%, 7/01/47.	2,125,000	2,170,326
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 6.00%,
7/01/39	4,860,000	5,328,261
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM,
7.00%, 12/01/16	195,000	195,000
Maricopa County IDA Senior Living Facilities Revenue,
Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,355,350
Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	5,000,000	5,325,600
Maricopa County IDAR, Banner Health Obligation Group, Refunding, Series A, 5.00%, 1/01/38.	20,000,000	22,001,200
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	9,834,900
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,043,700
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,554,900
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,082,666

|5

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	$5,100,000	$5,697,771
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 7/01/27	5,015,000	5,130,596
McAllister Academic Village LLC Revenue,
Arizona State University, Refunding, 5.00%, 7/01/35	4,500,000	4,963,995
Arizona State University, Refunding, 5.00%, 7/01/36	4,140,000	4,556,360
Arizona State University, Refunding, 5.00%, 7/01/37	3,500,000	3,843,140
Arizona State University, Refunding, 5.00%, 7/01/38	2,515,000	2,755,208
Arizona State University, Refunding, 5.00%, 7/01/39	3,150,000	3,445,565
Arizona State University Hassayampa Academic Village Project, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/33	2,525,000	2,682,560
Arizona State University Hassayampa Academic Village Project, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/38	3,825,000	4,048,839
Arizona State University Hassayampa Academic Village Project, Pre-Refunded, 5.25%, 7/01/33	5,000,000	5,312,000
Arizona State University Hassayampa Academic Village Project, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,292,600
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty,
5.50%, 7/01/28	1,045,000	1,140,367
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,781,600
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,496,900
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	4,765,126
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,433,260
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,442,800
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	6,229,400
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	8,745,310
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,102,300
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, AGMC Insured, Pre-Refunded, 5.00%, 7/01/37	5,515,000	5,642,121
senior lien, Refunding, 5.50%, 7/01/24.	2,500,000	2,660,825
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, 5.00%, 7/01/39	14,780,000	15,862,931
junior lien, Series A, 5.00%, 7/01/39	10,000,000	11,237,500
Phoenix IDA Education Revenue,
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	4,065,000	4,258,169
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,266,368
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,373,261
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,502,546
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,159,556
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC Arizona State University Project, Series A, AMBAC Insured,
5.00%, 7/01/37	18,095,000	18,048,134
Downtown Phoenix Student Housing LLC Arizona State University Project, Series C, AMBAC Insured,
5.00%, 7/01/37	8,735,000	8,494,001
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	9,029,761
Clark County Detention Facility Project, 5.00%, 9/01/39.	15,000,000	15,558,750
[a] Pima County USD No. 20 Vail GO, School Improvement, Refunding, BAM Insured, 5.00%, 7/01/36	3,305,000	3,676,680
Pinal County Electrical District No. 3 Electric System Revenue,
Pre-Refunded, 5.25%, 7/01/33	1,500,000	1,710,570
Pre-Refunded, 5.25%, 7/01/41	6,800,000	7,754,584
Refunding, 5.00%, 7/01/35	1,195,000	1,321,264

|6

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pinal County Electrical District No. 4 Electric System Revenue,
Pre-Refunded, 6.00%, 12/01/23	$525,000	$573,510
Pre-Refunded, 6.00%, 12/01/28	740,000	808,376
Pre-Refunded, 6.00%, 12/01/38	1,150,000	1,256,260
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, Pre-Refunded,
6.50%, 7/15/24	4,220,000	4,573,636
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,115,690
Refunding, Series A, 5.00%, 1/01/38	5,000,000	5,645,500
Refunding, Series A, 5.00%, 12/01/45	11,205,000	12,369,536
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,330,300
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/38	7,000,000	7,266,420
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	11,097,600
5.00%, 12/01/37	5,000,000	5,524,700
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/33	1,500,000	1,703,400
Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	11,757,127
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,093,240
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,516,186
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,406,138
Tempe Excise Tax Revenue, Series A, Pre-Refunded, 5.00%, 7/01/31	2,325,000	2,636,992
Town of Gilbert Pledged Revenue, sub. lien, 5.00%, 7/01/45	10,000,000	11,032,200
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,031,600
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured,
5.00%, 7/15/32	985,000	985,709
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,571,150
Refunding, 5.00%, 7/01/28	1,230,000	1,334,956
Refunding, 5.00%, 7/01/29	1,765,000	1,913,754
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36	5,000,000	5,964,850
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,829,150
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	5,338,003
Yavapai County IDA Hospital Revenue,
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/34	2,250,000	2,393,393
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/36	1,310,000	1,387,080
Yavapai Regional Medical Center, Series B, Pre-Refunded, 5.625%, 8/01/33	2,315,000	2,478,809
Yavapai Regional Medical Center, Series B, Pre-Refunded, 5.625%, 8/01/37	12,435,000	13,314,901
		936,388,707

U.S. Territories 4.7%
Guam 3.5%
Guam Government Business Privilege Tax Revenue,
Refunding, Series D, 5.00%, 11/15/39	10,000,000	10,847,600
Series A, 5.125%, 1/01/42	7,075,000	7,580,014
Series B-1, 5.00%, 1/01/29	2,980,000	3,213,453

|7

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39.	$6,490,000	$7,058,394
Series A, AGMC Insured, 5.00%, 10/01/44.	5,325,000	5,780,021
		34,479,482
Puerto Rico 1.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	2,709,375
First Subordinate, Series A, 5.50%, 8/01/37	6,000,000	3,142,500
First Subordinate, Series C, 5.25%, 8/01/41	10,930,000	5,656,275
		11,508,150
Total U.S. Territories		45,987,632
Total Municipal Bonds before Short Term Investments (Cost $955,627,957)		982,376,339

Short Term Investments (Cost $1,300,000) 0.1%
Municipal Bonds 0.1%

Arizona 0.1%
[b] Phoenix IDA Healthcare Facilities Revenue, Mayo Clinic, Series B, Daily VRDN and Put, 0.52%, 11/15/52	1,300,000	1,300,000
Total Investments (Cost $956,927,957) 99.1%		983,676,339
Other Assets, less Liabilities 0.9%		9,013,245
Net Assets 100.0%.		$992,689,584

See Abbreviations on page 156.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|8

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Colorado Tax-Free Income Fund
		Principal
		Amount	Value

Municipal Bonds 99.7%
Colorado 95.6%
Adams and Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/40		$7,500,000	$8,367,300
Adams State College Board of Trustees Auxiliary Facilities Revenue,
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/34		2,000,000	2,191,280
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/39		2,150,000	2,355,626
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/32		1,360,000	1,548,374
5.00%, 5/15/37		1,000,000	1,122,710
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35		3,000,000	3,269,550
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34		6,150,000	6,845,811
Aurora COP, Refunding, Series A, 5.00%, 12/01/30		5,680,000	6,173,706
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40		2,500,000	2,629,700
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/36		5,880,000	6,034,820
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/39		10,000,000	10,263,300
Aurora Water System Revenue, first lien, Green Bond, Refunding, 5.00%, 8/01/46.		11,180,000	12,533,786
Board of Trustees for Western State College Revenue,
Pre-Refunded, 5.00%, 5/15/34		2,000,000	2,167,380
Pre-Refunded, 5.00%, 5/15/39		2,000,000	2,167,380
Board of Trustees of the Colorado School of Mines Revenue,
Golden, Enterprise Improvement, Series A, Pre-Refunded, 5.25%, 12/01/37		2,000,000	2,155,440
Golden, Institutional Enterprise, Series B, 5.00%, 12/01/32		1,000,000	1,136,460
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, Pre-Refunded, 5.00%,
12/15/33		5,300,000	5,687,854
Boulder Valley School District No. RE-2 Boulder GO,
5.00%, 12/01/34		6,000,000	6,508,080
5.00%, 12/01/41		5,000,000	5,558,300
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, Pre-
Refunded, 5.25%, 12/01/34		5,380,000	5,955,875
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31		1,800,000	2,047,212
5.00%, 6/01/32		1,845,000	2,093,688
5.00%, 6/01/35		2,775,000	3,124,428
Colorado Health Facilities Authority Revenue,
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/25	.	3,050,000	3,050,000
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/26	.	3,205,000	3,205,000
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/27	.	3,365,000	3,365,000
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/30	.	3,000,000	3,000,000
Hospital, Parkview Medical Center Inc. Project, 5.00%, 9/01/46		5,000,000	5,450,300
Colorado Mesa University Enterprise Revenue, Colorado Mesa University, 5.00%, 5/15/45		4,000,000	4,513,240
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
5.00%, 11/01/39		11,305,000	12,194,364
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38		4,000,000	4,541,000
Refunding, Series A, 5.00%, 11/15/40		3,000,000	3,367,470
Refunding, Series A, 5.00%, 11/15/45		2,665,000	2,980,536

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Springs Utilities System Revenue, (continued)
Refunding, Series A-2, 5.00%, 11/15/44	$5,000,000	$5,582,250
Series D-1, 5.25%, 11/15/33	5,000,000	5,643,750
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	20,000	21,379
Series A, 5.00%, 3/01/39	145,000	154,506
Series A, 5.00%, 3/01/40	7,000,000	7,640,780
Series A, NATL Insured, 5.00%, 3/01/37	1,755,000	1,769,374
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	11,355,089
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,400,127
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	7,593,226
Series C, 5.00%, 3/01/44	5,135,000	5,743,035
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	10,952,600
Series I, 5.00%, 3/15/36.	3,000,000	3,278,700
Colorado State COP,
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/28	1,500,000	1,729,260
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,564,726
Colorado State Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,672,568
Charter School, James Irwin Educational Foundation Project, Improvement, Pre-Refunded, 5.00%,
8/01/37	6,060,000	6,219,560
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	14,042,835
University of Denver Project, Refunding, NATL Insured, 5.00%, 3/01/35	5,000,000	5,845,100
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,193,055
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,260,900
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,680,275
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,145,680
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44.	5,000,000	5,428,600
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35	7,150,000	7,451,158
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,616,350
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,081,420
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,248,480
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.25%, 6/01/31	1,155,000	1,155,716
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33.	2,500,000	2,571,200
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40.	4,000,000	4,105,720
Hospital, NCMC Inc. Project, Series A, AGMC Insured, Pre-Refunded, 5.50%, 5/15/30	7,900,000	8,655,556
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,321,000
Parkview Medical Center Inc. Project, Series A, Pre-Refunded, 5.00%, 9/01/37	8,000,000	8,230,080
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC
Insured, 5.20%, 3/01/31	9,500,000	10,150,940
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,813,002
Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,171,940
Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,082,210
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36.	2,000,000	2,078,000
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,074,920
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	7,275,000	7,851,034

|10

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	$1,900,000	$2,101,115
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured,
5.00%, 9/01/38	1,210,000	1,335,985
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,011,475
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,323,254
Commerce City Sales and Use Tax Revenue, AGMC Insured, 5.00%, 8/01/41.	4,000,000	4,418,800
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured,
5.00%, 12/01/39	3,160,000	3,405,785
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,471,650
Denver City and County Dedicated Tax Revenue, Refunding and Improvement, Series A, 5.00%, 8/01/44	6,915,000	7,639,001
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,536,000
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, 5.00%, 12/01/40	9,775,000	10,188,678
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,615,410
Recovery Zone Facility, 5.625%, 12/01/40	4,000,000	4,231,400
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,266,928
Series A, 5.25%, 12/01/45	9,250,000	9,735,625
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,212,270
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,342,066
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,365,812
Series C, 5.25%, 9/01/25	2,500,000	2,681,850
Eagle River Fire Protection District GO, AGMC Insured, 4.00%, 12/01/46	3,500,000	3,607,660
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,889,200
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33.	2,860,000	3,145,342
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37.	5,120,000	5,630,822
Erie Water Enterprise Revenue,
Series A, AGMC Insured, 5.00%, 12/01/32.	2,645,000	2,738,448
Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	7,355,000	7,642,286
Fort Lewis College Board of Trustees Enterprise Revenue,
NATL Insured, Pre-Refunded, 5.00%, 10/01/37	11,315,000	11,685,453
Series B, NATL Insured, 5.00%, 10/01/37	1,515,000	1,556,996
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded,
5.25%, 12/01/33	1,240,000	1,336,373
Ignacio School District 11JT GO, La Plata and Archuleta Counties, Pre-Refunded, 5.00%, 12/01/31	1,215,000	1,387,870
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,452,900
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	7,327,460
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,707,042
Mesa State College Enterprise Revenue, BHAC Insured, Pre-Refunded, 5.125%, 5/15/37	5,765,000	5,871,191
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering
Sciences Building Project, 5.00%, 12/01/45	4,000,000	4,478,960
Park 70 Metropolitan District GO,
Refunding and Improvement, 5.00%, 12/01/36	1,000,000	1,050,550
Refunding and Improvement, 5.00%, 12/01/46	1,500,000	1,559,805
Park Creek Metropolitan District GO, Senior Limited Property Tax Supported, Refunding, Series A, 5.00%,
12/01/45	7,000,000	7,346,150

|11

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%,
12/01/37.	$7,000,000	$7,978,320
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38	2,500,000	2,905,550
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	2,917,525
Platte River Power Authority Power Revenue,
Refunding, Series JJ, 5.00%, 6/01/35	3,675,000	4,212,653
Refunding, Series JJ, 5.00%, 6/01/36	1,900,000	2,171,282
Series II, 5.00%, 6/01/37	12,000,000	13,536,360
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and
Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,876,713
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	12,724,173
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	11,025,400
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28	1,000,000	1,094,800
Refunding and Improvement, Series B, 5.50%, 12/01/31	1,010,000	1,087,356
Refunding and Improvement, Series B, 5.25%, 12/01/38	3,615,000	3,804,173
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, Pre-Refunded,
5.00%, 12/15/30	3,840,000	4,125,005
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	20,727,670
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	10,951,800
FasTracks Project, Series A, 5.00%, 11/01/46	13,000,000	14,458,860
[a] South Timnath Metropolitan District No.2 GO, Limited Tax, Refunding and Improvement, 5.00%, 12/01/42	5,690,000	5,954,130
Thompson Crossing Metroplitan District. No. 5 GO, Series B, AGMC Insured, 5.00%, 12/01/46	4,500,000	4,791,240
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34.	10,855,000	11,551,131
University of Colorado Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,299,670
Series A, 5.00%, 6/01/41	2,000,000	2,247,320
Series A, 5.00%, 6/01/47	6,000,000	6,695,640
Series A, Pre-Refunded, 5.375%, 6/01/38	3,000,000	3,282,180
Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/32	3,000,000	3,059,430
University of Colorado Hospital Authority Revenue, Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,547,850
University of Northern Colorado Greeley Institutional Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,874,413
Series A, 5.00%, 6/01/46	4,000,000	4,366,080
[a] Weld County School District No. Re-4 GO, 5.25%, 12/01/41	5,000,000	5,718,100
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%,
12/01/36	5,000,000	5,555,600
		713,019,107

U.S. Territories 4.1%
Guam 0.9%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.375%, 12/01/24	2,000,000	2,217,020
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	3,565,000	3,990,661
		6,207,681

|12

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 3.2%
[b] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	$11,410,000	$7,387,975
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	1,235,362
First Subordinate, Series A, 5.50%, 8/01/37	5,000,000	2,618,750
First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	5,350,000
First Subordinate, Series A, 5.50%, 8/01/42	3,000,000	1,567,500
First Subordinate, Series C, 5.50%, 8/01/40	5,000,000	2,618,750
Senior Series C, 5.25%, 8/01/40	4,560,000	3,226,200
		24,004,537
Total U.S. Territories		30,212,218
Total Municipal Bonds before Short Term Investments (Cost $734,187,364)		743,231,325

Short Term Investments 0.8%
Municipal Bonds 0.8%
Colorado 0.8%
[c] Colorado Educational and Cultural Facilities Authority Revenue,
National Jewish Federation Bond Program, Series A-12, Daily VRDN and Put, 0.55%, 2/01/38	5,050,000	5,050,000
National Jewish Federation Bond Program, Series B-4, Daily VRDN and Put, 0.54%, 12/01/35	1,320,000	1,320,000
Total Short Term Investments (Cost $6,370,000)		6,370,000
Total Investments (Cost $740,557,364) 100.5%		749,601,325
Other Assets, less Liabilities (0.5)%.		(3,804,701)
Net Assets 100.0%.		$745,796,624

See Abbreviations on page 156.

aSecurity purchased on a when-issued basis.
bAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|13

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Connecticut Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 94.5%
Connecticut 91.4%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$11,051,200
Connecticut State GO,
Series A, 5.00%, 2/15/29	10,000,000	10,723,300
Series F, 5.00%, 11/15/34	5,000,000	5,515,050
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	19,913,630
Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/28	1,940,000	2,064,160
Connecticut College Issue, Refunding, Series L-1, 4.00%, 7/01/46	5,000,000	4,823,200
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,757,825
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/26	90,000	94,688
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/34	180,000	188,600
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/26	360,000	381,067
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/34	820,000	867,986
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,351,190
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,306,960
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,346,750
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41.	12,000,000	12,671,040
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30	3,000,000	3,151,470
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38	6,285,000	6,578,321
Lutheran General Health Care System, ETM, 7.375%, 7/01/19.	140,000	152,774
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	5,000,000	5,408,700
Quinnipiac University Issue, Refunding, Series M, 5.00%, 7/01/36	1,400,000	1,534,904
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	385,000	402,845
Quinnipiac University Issue, Series J, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	14,615,000	15,458,432
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,675,575
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	6,132,335
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,297,862
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,487,833
Salisbury School Issue, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,288,550
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,360,800
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,255,050
Trinity Health Corp., Refunding, Series CT, 5.00%, 12/01/45	7,060,000	7,561,048
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39.	10,000,000	11,102,200
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,531,510
Westminster School Issue, Series E, XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	8,660,000	8,859,613
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28.	1,500,000	1,586,565
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,265,091
Yale University Issue, Mandatory Put 7/01/26, Refunding, Series A-1, 2.00%, 7/01/42	5,000,000	4,501,600
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,490,410
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,388,100
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1, 4.85%,
11/15/34	685,000	704,701
Connecticut State HFAR,
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/22	660,000	662,152
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/32	1,000,000	1,002,610
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	451,445
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,613,760
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program,
Series A, 5.05%, 11/15/27	625,000	649,737

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding,
Series A, 5.00%, 1/01/38	$3,000,000	$3,309,720
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34.	5,000,000	5,678,050
Green Bonds, Series A, 5.00%, 3/01/35.	1,000,000	1,134,060
Series A, 5.00%, 3/01/25	3,000,000	3,475,710
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	5,000,000	5,662,050
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/32	1,000,000	1,122,840
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/34	5,000,000	5,605,100
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A,
5.00%, 1/01/42	5,000,000	5,491,850
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 11/15/37	3,000,000	3,210,630
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42.	5,000,000	5,524,800
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,483,150
New Haven GO,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29.	1,000,000	1,077,440
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,078
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,049,970
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,049,030
Refunding, Thirty-Second Series B, 5.00%, 8/01/37	2,500,000	2,809,250
Refunding, Thirty-Second Series B, 5.00%, 8/01/38	2,000,000	2,243,920
Refunding, Thirty-Second Series B, 5.00%, 8/01/39	500,000	560,110
Thirtieth Series A, 5.00%, 8/01/39.	1,500,000	1,663,710
Thirtieth Series A, 5.00%, 8/01/44.	1,615,000	1,784,381
Twenty-Second Series, AGMC Insured, Pre-Refunded, 5.00%, 8/01/38	5,000,000	5,311,300
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,144,630
University of Connecticut GO,
Series A, 5.00%, 8/15/28	6,590,000	7,477,805
Series A, 5.00%, 2/15/31	2,000,000	2,236,440
Series A, 5.00%, 2/15/34	3,000,000	3,336,090
		294,079,753

U.S. Territories 3.1%
Puerto Rico 3.1%
Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.00%, 8/01/42	19,000,000	9,998,750
Total Municipal Bonds before Short Term Investments (Cost $302,569,723)		304,078,503

|15

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $2,000,000) 0.6%
Municipal Bonds 0.6%
Connecticut 0.6%
[a] Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-2,
Daily VRDN and Put, 0.43%, 7/01/36	$2,000,000	$2,000,000
Total Investments (Cost $304,569,723) 95.1%		306,078,503
Other Assets, less Liabilities 4.9%		15,817,324
Net Assets 100.0%.		$321,895,827

See Abbreviations on page 156.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|16

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 94.6%
Alabama 3.0%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$8,394,180
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	28,876,500
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 5.00%, 1/01/27	3,425,000	4,059,139
Senior, Refunding, Series A, 5.00%, 1/01/28	5,140,000	6,027,832
Senior, Refunding, Series A, 5.00%, 1/01/29	5,245,000	6,101,403
Senior, Refunding, Series A, 5.00%, 1/01/30	1,670,000	1,925,493
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,891,187
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,889,879
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,888,571
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,601,900
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,370,075
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,584,397
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,637,250
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,232,008
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,804,190
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	6,091,154
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,575,918
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,527,569
		129,478,645
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	3,972,952
Arizona 4.9%
Arizona Health Facilities Authority Revenue,
Banner Health, Series A, Pre-Refunded, 5.00%, 1/01/22	8,000,000	8,023,840
Banner Health, Series D, Pre-Refunded, 5.50%, 1/01/22	5,000,000	5,231,600
Banner Health, Series D, Pre-Refunded, 5.00%, 1/01/23	5,000,000	5,205,050
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/20	500,000	535,080
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/21	500,000	535,080
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,177,880
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,026,400
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	45,049,274
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,285,668
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding,
Series A, 5.00%, 2/01/27	6,000,000	6,617,280
Arizona State School Facilities Board COP,
Pre-Refunded, 5.25%, 9/01/19	10,000,000	10,683,900
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19.	16,185,000	17,567,199
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,500,670
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,663,900
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,661,600

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Mesa Utility System Revenue,
Refunding, 5.00%, 7/01/28	$1,500,000	$1,745,265
Refunding, 5.00%, 7/01/29	2,500,000	2,895,250
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/19	1,900,000	2,061,633
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,442,337
junior lien, Series A, 5.00%, 7/01/21	4,200,000	4,662,924
Pima County Regional Transportation Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	3,970,842
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,309,558
Pima County Sewer System Revenue,
Refunding, 5.00%, 7/01/26	4,640,000	5,500,395
Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,825,056
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	5,093,325
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,207,480
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,033,512
Refunding, 5.00%, 7/01/27	2,000,000	2,336,540
Refunding, 5.00%, 7/01/28	3,325,000	3,870,732
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,222,480
		214,941,750
Arkansas 0.1%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,720,700
California 9.0%
California State GO,
Pre-Refunded, 5.00%, 8/01/21	130,000	130,850
Refunding, 5.00%, 8/01/21	19,870,000	19,991,406
Various Purpose, 5.50%, 4/01/21	20,000,000	21,886,000
Various Purpose, 5.25%, 10/01/23	25,050,000	28,786,458
Various Purpose, 5.25%, 10/01/24	9,780,000	11,214,530
Various Purpose, 5.25%, 10/01/25	5,000,000	5,721,050
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	17,127,450
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,067,000
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,399,700
Various Purpose, XLCA Insured, Pre-Refunded, 5.00%, 11/01/22	4,805,000	4,981,344
California State Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	542,265
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,316,100
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,463,000
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	14,600,690
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,226,700
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,767,742
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	6,117,495
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,416,370
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,411,960
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	5,993,875
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	10,976,800
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,426,661
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,270,560
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20.	5,000,000	5,537,100

|18

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	$1,990,000	$2,122,315
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,762,860
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,472,760
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22	2,610,000	2,848,319
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23	2,860,000	3,139,708
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	5,660,000	6,400,328
Refunding, 5.00%, 8/01/25	4,765,000	5,381,496
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	12,675,883
Power System, Series B, 5.25%, 7/01/24.	16,870,000	18,487,158
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	142,185
Los Angeles Municipal Improvement Corp. Lease Revenue,
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.00%, 4/01/17	3,215,000	3,258,338
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/18	2,495,000	2,630,154
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,453,385
Los Angeles USD, GO, Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,169,747
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,763,440
Series B, 5.00%, 7/01/21	7,545,000	8,184,891
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	11,808,668
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,205,160
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	24,707,353
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,303,000
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,704,150
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/21	10,000,000	10,246,600
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,245,900
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/23	8,000,000	8,620,000
		395,106,904
Colorado 1.1%
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,740,950
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,874,027
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	11,287,078
Denver City and County School District No. 1 GO, Refunding, 4.00%, 12/01/31.	9,000,000	9,529,650
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18.	1,680,000	1,756,541
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,789,340
		48,977,586
Connecticut 1.3%
Connecticut State GO,
Series E, 5.00%, 8/15/25.	11,295,000	12,838,801
Series E, 5.00%, 8/15/26.	18,585,000	21,064,425
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%, 1/01/28	10,000,000	11,280,000

|19

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
University of Connecticut GO,
Series A, 5.00%, 3/15/28.	$5,000,000	$5,721,600
Series A, 5.00%, 3/15/29.	2,000,000	2,278,300
Series A, 5.00%, 3/15/30.	3,075,000	3,481,822
		56,664,948
Florida 6.8%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24.	6,000,000	6,948,720
Refunding, Series B, 5.00%, 10/01/25.	6,325,000	7,298,860
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	3,250,000	3,317,178
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,121,600
Collier County School Board COP, Master Lease Program, AGMC Insured, Pre-Refunded, 5.00%,
2/15/22	5,075,000	5,114,534
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,881,095
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,818,280
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26.	2,985,000	3,477,047
Refunding, Series A, 5.00%, 10/01/27.	10,505,000	12,190,947
Refunding, Series A, 5.00%, 10/01/29.	2,470,000	2,825,655
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	6,958,744
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	7,267,107
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	5,192,091
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,562,850
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,546,146
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,472,285
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 2/01/23	12,115,000	13,024,231
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,562,188
5.00%, 7/01/25	3,000,000	3,412,890
5.00%, 7/01/26	4,000,000	4,548,280
5.00%, 7/01/27	4,000,000	4,541,560
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,399,400
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/27	1,000,000	1,130,830
Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,121,950
Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,177,824
Orange County Tourist Development Tax Revenue, Refunding, 4.00%, 10/01/32	25,000,000	25,841,000
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24.	2,405,000	2,833,427
Refunding, Series A, 5.00%, 10/01/25.	2,000,000	2,372,700
Refunding, Series A, 4.00%, 10/01/31.	1,500,000	1,578,405
Refunding, Series A, 4.00%, 10/01/32.	2,515,000	2,620,781
Refunding, Series A, 4.00%, 10/01/33.	6,770,000	7,026,177
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,512,900
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,078,823

|20

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Palm Beach County School Board COP,
Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	$4,000,000	$4,682,160
Master Lease Purchase Agreement, Series E, NATL Insured, Pre-Refunded, 5.00%, 8/01/21	6,060,000	6,219,560
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	19,645,590
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,442,579
Pasco County Solid Waste Disposal and Resource Recovery System Revenue,
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	9,490,000	9,962,792
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	10,455,000	10,975,868
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	1,000,000	1,041,760
Refunding, 4.00%, 9/01/31	2,500,000	2,591,850
Sarasota County Utility System Revenue,
Refunding, Series B, 5.00%, 10/01/30.	1,000,000	1,156,270
Refunding, Series B, 5.00%, 10/01/31.	1,465,000	1,686,244
Refunding, Series B, 5.00%, 10/01/32.	1,640,000	1,877,669
Refunding, Series B, 4.00%, 10/01/33.	2,820,000	2,919,856
Refunding, Series B, 4.00%, 10/01/34.	2,730,000	2,804,829
Refunding, Series B, 4.00%, 10/01/35.	1,000,000	1,017,900
Refunding, Series B, 4.00%, 10/01/36.	2,000,000	2,029,500
Refunding, Series B, 4.00%, 10/01/37.	2,670,000	2,700,999
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/19	5,000,000	5,126,700
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32.	2,145,000	2,253,451
		298,912,082
Georgia 1.5%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	7,000,000	8,044,680
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	5,822,262
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/20	1,500,000	1,558,785
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/21	1,000,000	1,039,090
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,044,393
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	8,575,000	9,360,984
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21	9,230,000	10,073,345
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,275,915
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	4,912,296
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,345,274
Municipal Electric Authority of Georgia Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,942,700
		67,419,724
Hawaii 1.4%
Hawaii State GO,
Series EO, 5.00%, 8/01/28	25,000,000	28,877,250
Series FB, 5.00%, 4/01/27	10,000,000	11,784,700
Series FG, 4.00%, 10/01/32.	18,285,000	18,976,904
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Refunding, Senior Series
B, 4.00%, 7/01/30	1,500,000	1,593,150
		61,232,004

|21

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois 2.7%
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	$7,850,000	$7,873,393
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,717,517
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307,
Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,664,858
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,903,471
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,004,640
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24.	5,000,000	5,498,200
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	5,919,449
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	12,544,920
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	18,954,720
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	15,754,620
Metropolitan Pier and Exposition Authority Revenue,
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 12/15/22	5,000,000	5,489,800
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 12/15/22	2,000,000	2,026,240
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 6/15/23	3,400,000	3,666,662
McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	600,000	688,674
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,368,385
		118,075,549
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,337,760
Kentucky 1.1%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First
Series A, 5.00%, 9/01/20	6,000,000	6,638,280
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Refunding, Series A, 5.00%, 2/01/27.	3,015,000	3,566,021
Wastewater and Drinking Water Revolving Fund, Refunding, Series A, 5.00%, 2/01/28.	2,500,000	2,945,825
Kentucky State Property and Buildings Commission Revenues,
Project No. 87, NATL Insured, Pre-Refunded, 5.00%, 3/01/23	10,805,000	10,910,781
Project No. 87, Refunding, NATL Insured, 5.00%, 3/01/23	195,000	196,773
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	2,974,030
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22	1,000,000	1,087,450
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,923,930
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29	5,500,000	6,156,205
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31	5,500,000	6,108,025
		48,507,320
Louisiana 1.4%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	15,000,000	16,372,350
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,744,400
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	3,950,030
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,222,369

|22

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	$1,250,000	$1,386,925
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	1,000,000	1,097,790
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,500,000	1,618,215
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,610,800
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,176,060
New Orleans GO, Public Improvement, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/25	7,915,000	8,224,160
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,320,550
		59,723,649
Maryland 1.0%
Anne Arundel County GO,
Consolidated General Improvements, 5.00%, 10/01/28	3,110,000	3,652,073
Consolidated General Improvements, 5.00%, 10/01/29	3,110,000	3,628,219
Consolidated General Improvements, 5.00%, 10/01/30	3,110,000	3,612,420
Consolidated General Improvements, 5.00%, 10/01/31	3,110,000	3,596,684
Consolidated General Improvements, Refunding, 5.00%, 4/01/29.	7,495,000	8,699,147
Baltimore Revenue,
Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,211,095
Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,675,006
Maryland State Health and Higher Educational Facilities Authority Revenue,
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/22	1,000,000	1,043,120
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/23	1,250,000	1,303,900
Prince George’s County GO,
Consolidated Public Improvement, Series A, 4.00%, 7/01/30	5,520,000	5,876,813
Consolidated Public Improvement, Series A, 4.00%, 7/01/31	4,430,000	4,693,851
		45,992,328
Massachusetts 3.0%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,485,500
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,014,850
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,205,600
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	8,774,475
Refunding, Series A, 5.00%, 7/01/29	6,000,000	6,974,820
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital
Asset Program, Series B-2, NATL Insured, Pre-Refunded, 5.375%, 2/01/26	1,720,000	1,834,690
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25	10,975,000	12,579,325
Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	7,983,080
Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	6,808,380
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	12,819,831
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,919,258
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,331,645
Massachusetts Water Resources Authority Revenue,
General, Green Bond, Refunding, Series C, 5.00%, 8/01/29	15,000,000	17,553,000
General, Green Bond, Refunding, Series C, 5.00%, 8/01/30	10,000,000	11,619,900
General, Green Bond, Refunding, Series C, 5.00%, 8/01/31	6,000,000	6,939,360
		131,843,714

|23

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan 2.6%
Detroit GO,
Distributable State Aid, Pre-Refunded, 5.00%, 11/01/19	$6,775,000	$7,044,171
Distributable State Aid, Pre-Refunded, 5.00%, 11/01/20	6,000,000	6,238,380
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,096,201
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,256,647
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,585,583
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series MI,
5.00%, 12/01/34	8,200,000	8,936,770
Michigan State Finance Authority Revenue,
School District of the City of Detroit, ETM, 5.25%, 6/01/17	3,140,000	3,205,218
School District of the City of Detroit, Pre-Refunded, 5.50%, 6/01/21.	5,750,000	6,048,137
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	5,790,600
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,106,840
Michigan State GO, School Loan, Series A, Pre-Refunded, 5.25%, 11/01/22	10,000,000	10,744,900
Michigan State Hospital Finance Authority Revenue,
Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	10,474,500
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,098,960
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, Pre-Refunded, 5.25%, 9/15/20	7,500,000	7,747,425
Michigan State Strategic Fund Limited Obligation Revenue,
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/22	4,000,000	4,291,840
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/23	1,000,000	1,072,960
Wayne State University Revenue,
Refunding, Series A, 5.00%, 11/15/18.	4,265,000	4,570,417
Refunding, Series A, 5.00%, 11/15/19.	5,210,000	5,696,979
Refunding, Series A, 5.00%, 11/15/20.	5,255,000	5,733,520
Wyandotte Electric System Revenue, Series A, Assured Guaranty, ETM, 5.00%, 10/01/17	3,955,000	4,084,487
		115,824,535
Minnesota 0.8%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/21	4,165,000	4,526,730
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/22	5,570,000	6,055,593
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%,
2/15/23	5,000,000	5,469,400
University of Minnesota GO,
Series A, 5.00%, 4/01/27.	1,100,000	1,298,297
Series A, 5.00%, 4/01/28.	4,385,000	5,147,946
Series A, 5.00%, 4/01/29.	4,330,000	5,040,986
Series A, 5.00%, 4/01/30.	4,970,000	5,746,662
		33,285,614
Missouri 0.3%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, 5.00%, 1/01/27	3,250,000	3,646,012
Plum Point Project, Refunding, 5.00%, 1/01/28	4,500,000	5,004,450
Plum Point Project, Refunding, 5.00%, 1/01/29	4,045,000	4,453,424
		13,103,886

|24

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada 1.1%
Clark County Airport Revenue,
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	$5,000,000	$5,387,250
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	16,142,100
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	5,000,000	5,241,650
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	3,435,000	3,752,394
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,408,288
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,746,932
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,949,026
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,938,302
		48,565,942
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25.	7,930,000	8,785,013
New Jersey 5.8%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	6,086,729
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,353,304
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,447,024
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24.	12,210,000	12,975,079
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20	10,000,000	11,120,500
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21	20,535,000	23,098,795
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/22	10,000,000	10,631,600
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/23	17,945,000	19,064,768
Equipment Lease Purchase Agreement, Series A, AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,013,750
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A,
5.00%, 9/01/21	6,000,000	6,444,000
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,367,097
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,721,675
Refunding, Series 1A, 4.75%, 12/01/21	4,975,000	5,217,730
Refunding, Series 1A, 4.75%, 12/01/22	6,465,000	6,742,801
Series A, 5.375%, 6/01/24	10,135,000	10,700,634
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,271,652
Transportation System, Refunding, Series A, 5.50%, 12/15/22.	25,000,000	27,439,500
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,846,762
New Jersey State Turnpike Authority Turnpike Revenue,
Series H, 5.00%, 1/01/20	10,000,000	10,656,300
Series H, 5.00%, 1/01/21	20,000,000	21,211,600
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,786,800
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,464,680
Series L, 5.00%, 5/01/27	5,270,000	6,065,454
		256,728,234

|25

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York 10.0%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	$6,235,000	$7,133,713
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	9,109,360
City School District of the City of Buffalo Project, Series A, AGMC Insured, Pre-Refunded, 5.75%,
5/01/22	5,000,000	5,318,250
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/22	14,840,000	16,073,501
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,644,250
General, Refunding, Series E, NATL Insured, 5.00%, 12/01/18	330,000	330,000
General, Series E, NATL Insured, Pre-Refunded, 5.00%, 12/01/18	8,170,000	8,170,000
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	28,108,750
Transportation, Series A, 5.00%, 11/15/27.	3,500,000	3,926,965
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	4,961,172
Transportation, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/20	5,000,000	5,186,050
Transportation, Series C, 5.75%, 11/15/18	6,505,000	6,923,727
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island
Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,057,050
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,178,220
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,187,750
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,393,300
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	11,849,238
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,161,920
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	7,941,753
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,333,040
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,570,100
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,630,475
Fiscal 2017, Sub Series A-1, 5.00%, 8/01/29	10,000,000	11,529,500
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,367,650
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	4,989,870
Fiscal 2016, Series S-1, 5.00%, 7/15/30	8,200,000	9,316,594
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2003, Subordinate, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,018,000
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/23	12,805,000	14,343,521
Future Tax Secured, Fiscal 2012, sub. bond, Series C, 5.00%, 11/01/24	7,620,000	8,610,676
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27	8,740,000	10,045,843
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28	5,000,000	5,684,300
New York State Dormitory Authority Personal Income Tax Revenue, General Purpose, Refunding, Series
D, 5.00%, 2/15/29	5,000,000	5,817,300
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29	10,000,000	11,356,600
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	965,000	1,055,440
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	4,035,000	4,421,392
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/23	7,915,000	9,488,977
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.50%, 2/15/18	10,000,000	10,510,700

|26

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.00%, 2/15/19	$3,245,000	$3,489,219
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/24	7,000,000	8,023,610
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27.	10,000,000	11,283,300
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,282,293
General Purpose, Refunding, Series E, 5.00%, 2/15/28	10,000,000	11,513,600
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,678,700
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	12,000,000	13,306,440
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22	10,000,000	10,407,900
Series I, 5.00%, 1/01/26	10,000,000	11,158,600
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19	9,570,000	10,356,558
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,147,530
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,544,300
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty,
5.375%, 12/15/18.	3,920,000	4,107,141
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	11,069,100
		439,113,238
North Carolina 1.6%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,745,750
Cape Fear Public Utility Authority Water and Sewer System Revenue, Refunding, 4.00%, 8/01/30.	925,000	1,008,500
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	11,816,500
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,045,900
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 5.00%, 4/01/28	1,060,000	1,245,383
Refunding, 5.00%, 4/01/30	1,490,000	1,725,465
Refunding, 5.00%, 4/01/32	2,830,000	3,245,048
Refunding, 5.00%, 4/01/34	1,400,000	1,593,200
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19	15,000,000	15,663,300
Series A, ETM, 5.00%, 1/01/21	10,000,000	11,188,300
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	1,380,000	1,445,798
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, Pre-Refunded,
5.25%, 1/01/20	4,500,000	4,696,515
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	1,903,469
		71,323,128
Ohio 6.2%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	6,040,903
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,609,455
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,435,954

|27

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
American Municipal Power Inc. Revenue,
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/28	$1,100,000	$1,246,278
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/29	1,000,000	1,124,540
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/30	1,000,000	1,112,020
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/20	355,000	370,695
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/21	645,000	673,432
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/20	5,645,000	5,914,549
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	11,373,326
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/24	1,270,000	1,462,837
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,000,000	2,296,980
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/27	2,000,000	2,284,720
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/28	2,350,000	2,676,720
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,566,700
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,519,150
Cleveland Water Revenue,
second lien, Refunding, Series A, 5.00%, 1/01/25	2,500,000	2,861,300
second lien, Refunding, Series A, 5.00%, 1/01/26	2,000,000	2,284,900
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,775,670
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	8,213,230
Hamilton City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,100,250
Hamilton County Sales Tax Revenue, Refunding, Series A, 5.00%, 12/01/27	1,700,000	2,014,534
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/24	2,500,000	2,919,425
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/25	2,400,000	2,787,552
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/26	4,000,000	4,632,040
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/27	5,000,000	5,783,100
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/28	3,000,000	3,463,620
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,362,480
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,693,335
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,685,250
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,791,584
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,000,224
Nordonia Hills City School District GO, School Improvement, NATL Insured, Pre-Refunded, 4.50%,
12/01/21	2,360,000	2,360,000
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding,
Series C, 5.00%, 10/01/22	5,780,000	6,435,163
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	7,935,620
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24.	8,585,000	9,732,471
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/26	11,000,000	12,824,130
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/27	5,000,000	5,803,500

|28

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State GO, (continued)
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/28	$9,100,000	$10,515,960
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24 .	10,000,000	11,720,500
Ohio State Water Development Authority Revenue, Fresh Water, Series A, 5.00%, 12/01/30.	5,875,000	6,833,741
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24.	2,920,000	3,403,143
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25.	4,125,000	4,794,900
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26.	4,340,000	5,042,169
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27.	4,565,000	5,289,648
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,561,080
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	6,989,530
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,313,848
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,425,020
University of Cincinnati General Receipts Revenue,
Series C, 5.00%, 6/01/25	3,010,000	3,471,343
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,010,132
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,857,794
		270,396,445
Oregon 1.5%
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23.	2,000,000	2,241,460
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,673,400
senior lien, Refunding, Series A, 5.00%, 11/15/27	13,000,000	15,185,560
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,072,075
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,336,108
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,815,550
Washington County School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	5,763,900
5.00%, 6/15/28	5,000,000	5,741,900
5.00%, 6/15/29	7,500,000	8,558,250
		65,388,203
Pennsylvania 4.5%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19	9,000,000	9,723,870
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	8,287,425
Allegheny County Sanitary Authority Sewer Revenue, Refunding, AGMC Insured, 4.00%, 12/01/32.	2,250,000	2,292,728
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,544,074
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,779,065
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,120,078
Series A, 5.25%, 12/15/26	5,835,000	6,649,391
Pennsylvania State GO, Second Series, 5.00%, 10/15/26.	13,375,000	15,146,251
Pennsylvania State Higher Educational Facilities Authority Revenue, Trustees University, Refunding,
Series A, 4.00%, 8/15/31	3,775,000	4,011,919

|29

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	$32,230,000	$35,385,962
Series E, 5.00%, 12/01/24	5,000,000	5,663,100
Series E, 5.00%, 12/01/25	10,000,000	11,250,600
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,593,295
Subordinate, Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/23	10,000,000	10,703,100
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/28.	1,400,000	1,548,666
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/29.	2,000,000	2,196,820
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	21,791,800
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	7,721,480
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	10,214,300
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,281,300
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,422,050
Series A, Pre-Refunded, 5.00%, 1/01/20	1,210,000	1,297,616
Series A, Pre-Refunded, 5.25%, 1/01/21	3,655,000	3,938,262
Series A, Pre-Refunded, 5.25%, 1/01/22	2,330,000	2,510,575
Westmoreland County Municipal Authority Revenue,
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/26	3,500,000	4,017,650
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/27	1,500,000	1,713,225
		198,804,602
South Carolina 1.4%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,919,548
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	3,065,913
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,202,759
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,358,159
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,246,342
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,965,234
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School
District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/18.	5,000,000	5,000,000
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%,
8/01/22	6,000,000	6,382,980
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25	12,935,000	14,714,209
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26	13,440,000	15,288,672
		60,143,816
Tennessee 0.9%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22.	15,805,000	18,126,913
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded,
5.00%, 1/01/26	5,000,000	5,760,900
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,934,993
Refunding, 5.00%, 7/01/27	1,800,000	2,077,038
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,610,682
		37,510,526

|30

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 10.2%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	$4,835,000	$5,591,291
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,618,440
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/29	3,000,000	3,498,510
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/30	5,340,000	6,197,497
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,675,950
Board of Regents of the University of Houston System Revenue,
Consolidated, Refunding, Series A, 5.00%, 2/15/27	4,745,000	5,272,407
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	284,427
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	11,370,000	12,910,180
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	13,687,376
Cypress-Fairbanks ISD, GO, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/29.	3,500,000	4,064,795
Dallas County Utility and Reclamation District GO,
Refunding, Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,050,047
Refunding, Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,091,447
Dallas Waterworks and Sewer System Revenue, AMBAC Insured, Pre-Refunded, 4.50%, 10/01/19	10,000,000	10,289,622
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,750,650
Joint, Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,403,933
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,347,632
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	2,900,750
Fort Worth GO,
General Purpose, Refunding and Improvement, 5.00%, 3/01/25.	6,000,000	6,819,300
General Purpose, Refunding and Improvement, 5.00%, 3/01/26.	6,790,000	7,713,576
Harris County Hospital District Revenue, senior lien, Series A, NATL Insured, Pre-Refunded, 5.00%,
2/15/22	4,165,000	4,198,278
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/26	2,000,000	2,322,360
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/27	2,000,000	2,311,580
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,299,340
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,026,400
Houston ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	10,000,000	11,631,200
Houston Utility System Revenue,
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,855,350
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	22,840,597
first lien, Refunding, Series B, 5.00%, 11/15/29	10,000,000	11,615,100
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,691,380
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,843,743
North Texas Tollway Authority Revenue,
Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	13,596,360
System First Tier, Refunding, Series A, 5.00%, 1/01/28	6,500,000	7,497,815
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,585,641
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,082,332
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%,
3/01/18	15,000,000	15,515,850
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	5,956,124

|31

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	$27,000,000	$32,292,540
Refunding, 5.00%, 2/01/27	10,415,000	12,272,307
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,754,355
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,548,612
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,301,780
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,147,470
junior lien, Refunding, Series C, 5.00%, 5/15/31	8,855,000	10,186,969
Texas State Transportation Commission Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	23,211,000
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	23,398,800
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	23,486,800
Trinity River Authority Revenue,
Refunding, 5.00%, 2/01/26	3,500,000	4,121,040
Refunding, 5.00%, 2/01/28	3,000,000	3,490,170
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.25%, 11/01/22	5,000,000	5,088,800
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.25%, 11/01/23	5,000,000	5,080,750
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	11,662,200
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	7,168,941
Refunding, 5.00%, 2/15/25	13,780,000	15,785,403
		449,035,217
Utah 0.7%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	10,081,350
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	10,009,350
Utah State Transit Authority Sales Tax Revenue,
sub. bond, Refunding, 4.00%, 12/15/31	4,000,000	4,141,120
Subordinate, Refunding, 4.00%, 12/15/30	5,000,000	5,201,000
		29,432,820
Virginia 4.3%
Norfolk Water Revenue,
Refunding, 5.00%, 11/01/24	6,145,000	7,047,639
Refunding, 5.00%, 11/01/25	6,000,000	6,891,240
[a] Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,394,800
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, Series B, 4.00%,
7/01/35	9,665,000	10,007,238
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	13,736,898
Refunding, Series B, 5.00%, 8/01/20	13,450,000	14,940,529
Virginia College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	15,219,234
Virginia State College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Refunding, Series B, 4.00%, 2/01/29	16,745,000	17,965,376
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	8,745,009
Virginia State Common Wealth Transportation Board Revenue, 4.00%, 5/15/32	11,855,000	12,425,344

|32

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	$8,535,000	$10,001,057
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/26	4,335,000	5,052,876
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,178,417
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27.	5,825,000	6,890,334
Revolving Fund, Refunding, 5.00%, 10/01/28.	11,950,000	14,053,319
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	30,692,631
		190,241,941
Washington 3.3%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,743,122
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	4,077,955
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,470,000
King County School District No. 403 Renton GO,
Refunding, 5.00%, 12/01/26	3,280,000	3,881,388
Refunding, 5.00%, 12/01/27	3,500,000	4,117,295
Refunding, 5.00%, 12/01/28	4,000,000	4,670,800
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,406,676
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,404,864
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,215,818
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,552,426
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,007,004
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,147,446
Refunding, 5.00%, 5/01/25	5,500,000	6,412,065
Refunding, 5.00%, 5/01/26	2,995,000	3,465,365
Refunding, 5.00%, 5/01/27	3,150,000	3,621,870
Refunding, 4.00%, 4/01/29	4,910,000	5,277,563
Seattle Municipal Light and Power Revenue,
Refunding and Improvement, Series B, 5.00%, 2/01/19	6,805,000	7,323,269
Refunding and Improvement, Series B, 5.00%, 2/01/20	7,000,000	7,720,300
Seattle Solid Waste System Revenue,
Improvement, Refunding, 4.00%, 6/01/30	4,950,000	5,296,995
Improvement, Refunding, 4.00%, 6/01/31	5,150,000	5,484,853
Improvement, Refunding, 4.00%, 6/01/32	5,360,000	5,672,488
Improvement, Refunding, 4.00%, 6/01/33	5,580,000	5,881,990
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	34,317,964
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	15,776,546
		145,946,062
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24.	10,000,000	11,381,900
U.S. Territories 0.3%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.50%, 12/01/18	1,540,000	1,666,588
Section 30, Series A, 5.50%, 12/01/19	1,025,000	1,139,944
		2,806,532

|33

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 0.2%
[b] Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%,
7/01/24	$10,000,000	$10,109,200
Total U.S. Territories		12,915,732
Total Municipal Bonds before Short Term Investments (Cost $4,050,368,264)		4,153,834,469

Short Term Investments 4.8%
Municipal Bonds 4.8%
Arizona 0.2%
[c] Phoenix IDA Healthcare Facilities Revenue, Mayo Clinic, Series B, Daily VRDN and Put, 0.52%, 11/15/52 .	7,900,000	7,900,000
Connecticut 0.3%
[c] Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Series C, Sub Series
C-2, Daily VRDN and Put, 0.55%, 11/15/36.	13,935,000	13,935,000
Georgia 3.1%
[c] Appling County Development Authority PCR, Georgia Power Co. Plant Hatch Project, Refunding, Daily
VRDN and Put, 0.64%, 9/01/41	39,100,000	39,100,000
[c] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN and Put, 0.62%,
7/01/49	39,850,000	39,850,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.64%, 10/01/32	35,500,000	35,500,000
[c] Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series, Daily
VRDN and Put, 0.57%, 9/01/29	23,000,000	23,000,000
		137,450,000
Louisiana 0.1%
[c] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage,
ACES, Refunding, Series A, Daily VRDN and Put, 0.55%, 9/01/17	4,900,000	4,900,000
Maryland 0.5%
[c] Montgomery County GO,
Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.56%, 6/01/26 .	18,835,000	18,835,000
Consolidated Public Improvement, BAN, Refunding, Series B, Daily VRDN and Put, 0.53%, 6/01/26 .	100,000	100,000
		18,935,000
Minnesota 0.0%†
[c] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series B-1, Daily VRDN and Put, 0.57%, 11/15/35.	1,000,000	1,000,000
New York 0.2%
[c] New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013,
Series C, Sub Series C-4, Daily VRDN and Put, 0.57%, 11/01/36	8,400,000	8,400,000
Ohio 0.0%†
[c] Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System Obligation
Group, Refunding, Series B-1, Daily VRDN and Put, 0.51%, 1/01/39	400,000	400,000
Tennessee 0.4%
[c] Shelby County Health Educational and Housing Facilities Board Revenue, Methodist Le Bonheur,
Healthcare, Refunding, Series A, AGMC Insured, Daily VRDN and Put, 0.60%, 6/01/42	17,000,000	17,000,000
Total Short Term Investments (Cost $209,920,000)		209,920,000
Total Investments (Cost $4,260,288,264) 99.4%		4,363,754,469
Other Assets, less Liabilities 0.6%.		28,321,580
Net Assets 100.0%		$4,392,076,049

|34

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

See Abbreviations on page 156.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|35

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 83.6%
Alabama 0.8%
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A,
5.25%, 9/01/36	$1,000,000	$1,060,190
Mobile IDBR,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,007,200
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 10/02/18, 1.625%, 7/15/34	2,500,000	2,499,300
		8,566,690
Arizona 1.1%
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%,
7/01/17	6,465,000	6,541,546
Pinal County Revenue,
Pledged Obligations, Refunding, 5.00%, 8/01/17	1,140,000	1,170,392
Pledged Obligations, Refunding, 5.00%, 8/01/18	1,160,000	1,228,869
Tucson COP,
Refunding, AGMC Insured, 3.00%, 7/01/17	1,250,000	1,263,862
Refunding, AGMC Insured, 3.00%, 7/01/18	1,195,000	1,223,310
		11,427,979
Arkansas 0.5%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,017,950
California 7.6%
California State Health Facilities Financing Authority Revenue,
St. Joseph Health System, Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,553,940
St. Joseph Health System, Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,592,100
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.
Project, Mandatory Put 2/01/17, Series A, 1.125%, 2/01/39	5,000,000	5,002,050
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	2,000,000	1,984,240
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	991,310
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	5,880,000	5,853,540
Capistrano USD, CFD No. 90-2 Special Tax, Refunding, BAM Insured, 2.00%, 9/01/17	1,335,000	1,345,293
Coachella Valley USD,
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/17.	1,220,000	1,244,815
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/18.	1,265,000	1,323,936
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19.	1,330,000	1,411,210
Fremont UHSD Santa Clara County GO,
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/31	3,235,000	1,498,614
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/32	3,930,000	1,683,651
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/33	1,020,000	404,277
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/34	1,520,000	555,803
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/35	3,245,000	1,095,772
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/36	4,705,000	1,469,466
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/37	11,005,000	3,180,775
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/38	11,665,000	3,112,688
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39	12,290,000	3,024,692
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%,
12/01/18	20,000,000	21,454,800
Riverside County Teeter Obligation Revenue, Notes, Refunding, Series A, 3.00%, 10/11/17	5,000,000	5,090,000
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,057,440
Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20.	5,000,000	4,609,000
San Diego USD, GO, Capital Appreciation, Election of 2008, Series I, zero cpn., 7/01/17	1,000,000	993,450

Quarterly Statement of Investments | See Notes to Statements of Investments. | 36

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC
Insured, zero cpn., 6/01/18	$810,000	$792,407
Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put
10/01/20, Refunding, Series A, 1.50%, 10/01/39	3,250,000	3,230,792
		81,556,061
Colorado 1.3%
Colorado State HFA, MFHR, Loan Program, Pass Through, Crisman Apartments Project, Series II, FHA
Insured, 0.90%, 3/01/19	2,000,000	1,965,360
Dawson Ridge Metropolitan District No. 1 GO, Series A, ETM, zero cpn., 10/01/22	8,860,000	7,706,517
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18	2,800,000	3,008,992
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,151,204
		13,832,073
Connecticut 5.1%
Connecticut State Health and Educational Facilities Authority Revenue,
Yale University Issue, Mandatory Put 2/01/17, Series T-2, 0.60%, 7/01/29	5,000,000	4,998,350
Yale University Issue, Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49.	23,070,000	22,942,654
Yale University Issue, Mandatory Put 7/01/26, Refunding, Series A-1, 1.00%, 7/01/42	6,000,000	5,905,140
Yale University Issue, Mandatory Put 7/11/18, Refunding, Series A, 1.375%, 7/01/35	14,500,000	14,459,980
Yale University Issue, Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,497,530
		54,803,654
Florida 2.0%
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	5,000,000	5,109,450
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	8,000,000	8,194,560
[a] Lakeland Energy System Revenue, Refunding, Weekly FRN, 1.30%, 10/01/17	3,000,000	3,001,320
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19.	2,385,000	2,609,214
Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
Mandatory Put 11/01/19, 1.75%, 9/01/27	2,000,000	1,981,480
		20,896,024
Georgia 2.6%
The Atlanta Development Authority Revenue, Educational Facilities, Science Park LLC Project, Pre-
Refunded, 5.00%, 7/01/32	3,640,000	3,721,791
Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, First Series, 1.75%, 12/01/49	5,000,000	5,010,700
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, Second Series, 1.75%, 12/01/49	5,000,000	5,010,700
Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put
10/01/19, Series A, 1.875%, 4/01/33	2,500,000	2,489,400
Georgia State GO, Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,402,123
Georgia State Municipal Gas Authority Revenue, Gas Portfolio IV Project, Refunding, Series A, 5.00%,
10/01/19	4,000,000	4,370,240
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First
Series, 1.70%, 6/01/49	5,000,000	5,013,500
		28,018,454
Hawaii 0.6%
Hawaii State Highway Revenue,
Series A, 3.00%, 1/01/18.	3,380,000	3,448,614
Series A, 3.00%, 1/01/19.	3,275,000	3,384,352
		6,832,966

|37

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Idaho 1.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	$1,480,000	$1,551,321
Idaho State GO, TAN, 2.00%, 6/30/17	10,000,000	10,057,200
		11,608,521
Illinois 4.4%
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%, 1/01/17	1,000,000	1,002,960
Franklin Park GO, Cook County, Alternative Revenue Source, Refunding, Series A, BAM Insured, 4.00%,
7/01/17	1,010,000	1,026,948
Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18	1,000,000	1,042,990
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19,
1.65%, 7/01/25	10,000,000	9,861,900
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,100,700
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17.	10,000,000	10,382,500
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Illinois Department of
Employment Security, Series B, 5.00%, 12/15/17	6,000,000	6,007,260
Mount Vernon GO,
Jefferson County, AGMC Insured, 3.00%, 12/15/17	1,430,000	1,455,468
Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,508,306
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
NATL Insured, 5.00%, 7/01/21	5,410,000	5,426,609
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community
Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,627,418
		47,443,059
Indiana 1.2%
Decatur Township Multi-School Building Corp. Revenue, first mortgage, Series B, Refunding, AGMC
Insured, 3.50%, 1/15/23	10,000,000	10,029,300
Indiana Health Facilities Financing Authority Revenue, Ascension Health Subordinate Credit Group,
Mandatory Put 8/01/17, Series A-5, 2.00%, 11/01/27	3,050,000	3,069,459
		13,098,759
Kansas 0.5%
[a] Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN,
0.757%, 9/01/19	5,700,000	5,639,751
Kentucky 0.7%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Series A,
Mandatory Put 8/01/19, 2.20%, 2/01/35	7,000,000	7,059,500
Louisiana 0.3%
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Refunding, 5.00%, 6/01/17	3,500,000	3,565,835
Maryland 2.1%
[a] Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18,
Series A, Weekly FRN, 1.80%, 7/01/34.	6,000,000	6,003,300
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%,
5/01/19	7,500,000	8,128,950
Maryland State GO, State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,639,760
		22,772,010

|38

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts 2.5%
Massachusetts State Development Finance Agency Revenue, Boston University Issue, Refunding, Series
Z-1, 1.50%, 8/01/19	$7,000,000	$6,992,720
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/19	11,370,000	12,365,216
Massachusetts State Health and Educational Facilities Authority Revenue, Amherst College Issue,
Mandatory Put 12/01/17, Series H, 0.80%, 11/01/33	4,000,000	3,982,360
Massachusetts State HFAR, Multifamily Conduit-Wood Ridge Homes Project, Mandatory Put 6/01/17,
Series A, 1.05%, 12/01/17	2,800,000	2,797,424
		26,137,720
Michigan 1.9%
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,550,115
Michigan State Finance Authority Revenue, Refunding, Unemployment Obligation Assessment, Series B,
5.00%, 7/01/20	10,000,000	10,879,800
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series W, ETM, 5.25%, 8/01/17	7,000,000	7,193,340
Western Townships Utilities Authority GO, Sewage Disposal System, Refunding, 3.00%, 1/01/17	1,000,000	1,001,470
		20,624,725
Minnesota 1.7%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
Capital Appreciation, Series A, zero cpn., 2/01/19	650,000	626,321
Duluth ISD No. 709 COP,
Refunding, Series A, 3.00%, 2/01/18	1,520,000	1,548,470
Series A, Refunding, 3.00%, 2/01/19	2,125,000	2,182,736
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,561,172
Lake Superior ISD No. 381 GO, Refunding, Series A, 3.00%, 10/01/17	1,060,000	1,078,094
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B, NATL
Insured, 5.00%, 1/01/23	5,925,000	5,942,656
Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Refunding,
Series 8-M, 4.00%, 4/01/17	1,115,000	1,125,682
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,000,000
		18,065,131
Missouri 2.5%
Missouri State Regional Convention and Sports Complex Authority Revenue, Convention and Sports
Facilities Project, Refunding, Series A, 5.00%, 8/15/17	6,160,000	6,332,172
Platte County School District Park Hill GO,
Missouri Direct Deposit Program, Refunding, 2.00%, 3/01/17	8,765,000	8,789,980
Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/18	9,245,000	9,460,501
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/17	1,500,000	1,507,845
		26,090,498
Nevada 6.3%
Clark County School District GO,
Building, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 6/15/20	12,250,000	12,513,865
Building, Series C, Pre-Refunded, 5.00%, 6/15/23	9,920,000	10,322,653
[b] Refunding, Series D, 5.00%, 6/15/20	20,000,000	22,097,000
Nevada State GO, Capital Improvement and Cultural Affairs, Series C, Pre-Refunded, 5.00%, 6/01/20	7,115,000	7,510,594
Truckee Meadows Water Authority Water Revenue, Refunding, AGMC Insured, 4.25%, 7/01/21	15,010,000	15,297,141
		67,741,253
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,766,522

|39

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey 4.2%
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	$3,000,000	$3,023,640
Jersey City GO,
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/18	2,000,000	2,083,100
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/19	1,330,000	1,394,904
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	3,720,000	3,724,278
School Facilities Construction, Series DD-1, ETM, 5.00%, 12/15/16	6,280,000	6,287,347
[a] School Facilities Construction, Series H, Weekly FRN, 1.45%, 2/01/17	3,000,000	3,000,240
New Jersey State GO,
5.00%, 6/01/18	5,990,000	6,293,873
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	16,794,893
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,227,105
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,016,510
		44,845,890
New Mexico 2.1%
Farmington PCR, Southern California Edison, Mandatory Put 4/01/20, Refunding, Series A, 1.875%,
4/01/29	9,000,000	8,866,890
New Mexico State Severance Tax Revenue, Series A, Pre-Refunded, 4.00%, 7/01/20	11,640,000	12,140,404
Taos County Gross Receipts Tax Revenue,
County Education Improvement, BAM Insured, 3.00%, 4/01/17	750,000	753,270
County Education Improvement, BAM Insured, 3.50%, 4/01/19	1,000,000	1,035,010
		22,795,574
New York 7.9%
Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development
Corp. Project, Refunding, Subseries C, Mandatory Put 11/01/21, 2.00%, 11/01/31	4,750,000	4,750,000
East Meadow Union Free School District GO, Nassau County, Refunding, 4.00%, 8/15/17	1,000,000	1,021,190
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,058,278
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	4,115,000	4,222,278
New York City GO, Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,770,490
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 1, 5.00%, 1/15/19	4,000,000	4,157,720
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	10,800,000	11,444,220
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18	2,200,000	2,276,274
New York State Dormitory Authority Revenues Secondarily Insured, New York University Credit, Series A,
BHAC Insured, Pre-Refunded, 5.25%, 7/01/48	7,490,000	7,936,778
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, Pre-Refunded, 5.00%, 12/15/18	6,165,000	6,172,235
General Purpose, Refunding, Series A, 5.00%, 12/15/19.	6,095,000	6,716,507
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,140,871
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	15,000,000	16,183,800
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/17	3,000,000	3,061,830
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	5,109,825
		84,022,296

|40

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	$7,500,000	$7,538,100
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, Assured Guaranty,
Pre-Refunded, 5.25%, 1/01/19	2,350,000	2,453,917
		9,992,017
Ohio 3.1%
Akron COP, District Energy Project, 2.75%, 12/01/16	495,000	495,000
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
5.00%, 2/15/20	7,000,000	7,703,640
Butler County GO, Various Purpose, Refunding, 3.00%, 12/01/16	500,000	500,000
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,297,450
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,368,328
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured, 5.00%, 11/15/20	2,370,000	2,377,868
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,091,490
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%, 11/15/17	5,750,000	5,970,053
Ohio State Higher Educational Facility Commission Revenue, Case Western Reserve University Project,
Refunding, 4.00%, 12/01/17	2,225,000	2,288,947
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 3.00%, 12/01/16	1,265,000	1,265,000
		33,357,776
Oklahoma 1.3%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman Public
Schools Project, 5.00%, 7/01/17	3,040,000	3,108,309
Tulsa County ISD No.4 BIXBY GO, Combined Purpose, 2.00%, 5/01/18.	10,150,000	10,255,661
		13,363,970
Pennsylvania 3.9%
Hempfield Area School District Westmoreland County GO, Refunding, 4.00%, 10/15/17	1,615,000	1,654,729
Lancaster Area Sewer Authority Revenue,
BAM Insured, 4.00%, 4/01/17	3,565,000	3,597,869
BAM Insured, 5.00%, 4/01/18	3,500,000	3,674,370
Lycoming County Authority College Revenue, Pennsylvania College of Technology, Refunding, 3.00%,
10/01/17	1,075,000	1,091,749
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
4.00%, 7/01/17	4,795,000	4,871,576
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	10,266,800
Philadelphia School District GO, Refunding, Series C, 5.00%, 9/01/17	2,750,000	2,815,038
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,345,157
Reading School District GO,
Refunding, Series A, 5.00%, 4/01/17	1,475,000	1,492,508
Refunding, Series A, 5.00%, 4/01/18	4,035,000	4,210,442
Series A, ETM, 5.00%, 4/01/17	3,025,000	3,064,264
		41,084,502
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding,
Series A, 5.00%, 8/01/18	6,290,000	6,679,477
South Carolina 0.5%
Hilton Head Island GO, BANS, 4.00%, 10/05/17	5,000,000	5,125,800

|41

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 5.7%
Austin GO, Travis Williamson and Hays Counties, Refunding, 4.00%, 9/01/18	$1,500,000	$1,569,660
Austin HFC, MFHR, The Timbers Apartments Project, 0.70%, 4/01/17.	6,950,000	6,940,617
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series
A, 5.00%, 11/15/17	500,000	518,750
Brownsville Utilities System Revenue, Refunding, 5.00%, 9/01/17	1,000,000	1,027,700
Cypress-Fairbanks ISD, GO, Refunding, PSF Guarantee, 4.25%, 2/15/20.	5,780,000	5,818,379
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, AMBAC Insured, Pre-Refunded, 4.50%,
12/01/24	6,720,000	6,720,000
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,072,840
Fort Bend ISD, GO, Refunding, Series C, PSF Guarantee, 3.00%, 2/15/17	5,000,000	5,023,550
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding,
Series A, Assured Guaranty, 5.75%, 7/01/18	750,000	783,285
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,363,861
Texas State PFAR, Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%,
7/01/17	7,420,000	7,436,769
Texas Transportation Commission State Highway Fund Revenue,
first tier, Mandatory Put 10/01/21, Refunding, Series B, 4.00%, 4/01/26	3,000,000	3,251,430
first tier, Refunding, Series A, 5.00%, 4/01/19	5,000,000	5,406,200
[b] University of Texas Revenue, Series J, 5.00%, 8/15/21	4,000,000	4,533,840
Wylie ISD, GO, Collin County, Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/17.	3,775,000	3,749,598
		61,216,479
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,430,576
Washington 3.2%
King and Snohomish Counties School District No. 417 Northshore GO, Refunding, 2.00%, 12/01/16	12,715,000	12,715,000
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,378,738
King County School District No. 414 Lake Washington GO,
Refunding, 4.00%, 12/01/17	3,250,000	3,347,987
Refunding, 4.00%, 12/01/18	2,705,000	2,856,696
Refunding, 5.00%, 12/01/19	9,045,000	9,980,886
Snohomish County Everett School District No. 2 GO, Refunding, 4.00%, 12/01/17.	2,400,000	2,472,360
		33,751,667
Wisconsin 1.1%
Muskego GO, Promissory Notes, Series A, 2.25%, 9/01/18	1,500,000	1,510,980
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19	5,000,000	5,415,600
Wisconsin State School Districts Cash Flow Administration Program Note Participation Revenue, Series
A, 1.25%, 10/09/17	5,000,000	5,011,800
		11,938,380
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17.	5,370,000	5,582,867
4.00%, 6/15/18	4,510,000	4,632,988
2.125%, 12/15/18	580,000	581,792
5.00%, 12/15/18.	9,000,000	9,338,850
		20,136,497
Total Municipal Bonds before Short Term Investments (Cost $892,727,589)		893,306,036

|42

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments 17.9%
Municipal Bonds 17.9%
California 3.4%
San Diego USD, GO, TRAN, Series A, 2.00%, 6/30/17.	$10,000,000	$10,064,300
University of California Regents Medical Center Pooled Revenue, Refunding, Series L, 1.75%, 5/15/17	26,395,000	26,501,372
		36,565,672
Florida 1.4%
Miami-Dade County School District GO, TAN, 5.00%, 2/23/17	15,000,000	15,141,750
Georgia 3.8%
[c] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, First Series, Daily VRDN and Put, 0.64%, 5/01/22	8,055,000	8,055,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.64%, 10/01/32	14,000,000	14,000,000
[c] Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series, Daily
VRDN and Put, 0.57%, 9/01/29	2,800,000	2,800,000
[c] Monroe County Development Authority PCR,
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.64%, 4/01/32	3,950,000	3,950,000
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.64%, 11/01/48	11,575,000	11,575,000
		40,380,000
Minnesota 3.9%
Duluth ISD No. 709 COP, Series A, Refunding, 3.00%, 2/01/17	1,000,000	1,003,030
[c] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue,
Children’s Hospitals and Clinics of Minnesota, Series A, AGMC Insured, Daily VRDN and Put,
0.57%, 8/15/37	15,600,000	15,600,000
Children’s Hospitals and Clinics of Minnesota, Tranche II, Series A, AGMC Insured, Daily VRDN and
Put, 0.57%, 8/15/37	21,200,000	21,200,000
Minneapolis GO, Various Purpose, 1.00%, 12/01/16	4,350,000	4,350,000
		42,153,030
Mississippi 0.5%
[c] Mississippi State Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health,
Refunding, Series B-2, Quarterly VRDN and Put, 1.40%, 9/01/22	5,000,000	4,996,550
Missouri 0.9%
Jackson County Reorganized School District No. 4 Blue Springs GO, Direct Deposit Program, Refunding,
3.00%, 3/01/17	1,520,000	1,527,843
Ladue School District GO, St. Louis County, 4.00%, 3/01/17	3,600,000	3,627,576
St. Louis General Fund Revenue, TRAN, 2.00%, 6/01/17	4,500,000	4,522,230
		9,677,649
New Hampshire 0.6%
Merrimack County GO, TAN, 1.75%, 12/29/16.	6,375,000	6,379,399
New Jersey 0.7%
Passaic Valley Sewage Commissioners Revenue, Sewer System, Refunding, Series H, AGMC Insured,
3.00%, 12/01/16	7,975,000	7,975,000
Ohio 0.1%
Cuyahoga County Excise Tax Revenue, Excise Tax, Sports Facilities Improvement Project, 3.00%,
12/01/16	850,000	850,000
Oregon 0.9%
Oregan State GO, Series A, 2.00%, 6/30/17	10,000,000	10,064,900
Pennsylvania 0.5%
[c] Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding, Series B, Weekly VRDN and
Put, 1.70%, 12/01/19	5,000,000	5,045,750

|43

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Texas 0.5%
Lower Neches Valley Authority PCR, Chevron USA Inc. Project, Refunding, 0.58%, 2/15/17.	$5,000,000	$4,996,600
Wisconsin 0.7%
Kenosha USD No. 1 Revenue, Tax and Revenue Anticipation Promissory Notes, 1.50%, 2/23/17	7,500,000	7,514,100
Total Short Term Investments (Cost $191,807,985)		191,740,400
Total Investments (Cost $1,084,535,574) 101.5%		1,085,046,436
Other Assets, less Liabilities (1.5)%		(16,053,230)
Net Assets 100.0%		$1,068,993,206

See Abbreviations on page 156.

aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|44

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Florida Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.1%
Florida 91.9%
Alachua County Health Facilities Authority Health Facilities Revenue,
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.50%, 12/01/19	$1,215,000	$1,339,149
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.75%, 12/01/22	1,000,000	1,107,080
Shands Healthcare Project, Series D-2, Pre-Refunded, 6.75%, 12/01/30	5,000,000	5,535,400
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39	5,000,000	5,223,950
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,251,040
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,355,122
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,121,600
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,697,900
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,178,100
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,195,620
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,071,840
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39.	5,000,000	5,706,350
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/35	10,000,000	10,937,300
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,948,029
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	12,194,160
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	3,878,420
Nova Southeastern University Project, 6.375%, 4/01/31.	2,750,000	3,145,065
Rollins College Project, 5.00%, 12/01/37	10,000,000	10,951,400
University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,170,540
Florida State Board of Education Public Education GO,
Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	18,277,200
Capital Outlay, Refunding, Series D, 4.00%, 6/01/33	13,570,000	14,091,495
Capital Outlay, Series A, 5.50%, 6/01/38	10,000,000	10,698,400
Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	7,961,982
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,472,000
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%,
10/01/40	5,000,000	5,575,050
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,445,325
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,550,275
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,189,446
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,235,700
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,016,880
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	3,750,000	4,239,750
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	950,000	1,005,641
All-Requirements Power Supply Project, Series A, Pre-Refunded, 5.00%, 10/01/31	5,050,000	5,388,148
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,258,540
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,108,050
Florida State Turnpike Authority Revenue, Department of Transportation, Refunding, Series A, 5.00%,
7/01/35	5,000,000	5,152,050
Fort Lauderdale Water and Sewer Revenue, Pre-Refunded, 5.00%, 9/01/35	24,090,000	24,800,896
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,614,585

Quarterly Statement of Investments | See Notes to Statements of Investments. | 45

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20.	$3,090,000	$2,785,789
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21.	2,585,000	2,240,290
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22.	3,090,000	2,583,302
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23.	3,060,000	2,445,980
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24.	2,560,000	1,942,528
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Series A, 5.00%, 10/01/39	5,000,000	5,493,050
Series C, Pre-Refunded, 5.00%, 10/01/39	4,250,000	4,653,282
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,556,510
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,716,350
Daytona Beach, Series B-1, AGMC Insured, Pre-Refunded, 5.50%, 6/01/38	10,000,000	10,621,900
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	375,000	376,223
Hillsborough County Aviation Authority Customer Facility Charge Revenue, Tampa International Airport,
Series A, 5.00%, 10/01/44	5,000,000	5,329,250
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/33	5,465,000	5,813,558
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/38	6,725,000	7,135,090
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,881,095
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,262,340
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,061,001
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,222,619
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,134,900
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,508,646
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,154,410
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/40	5,000,000	5,437,900
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,057,000
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30.	7,000,000	7,018,760
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,295,640
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,504,800
Street and Sidewalk Improvement Program, 5.625%, 1/01/39.	15,000,000	16,075,950
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36.	5,000,000	5,474,850
Miami International Airport, Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,330,250
Miami International Airport, Refunding, Series A, 5.00%, 10/01/41	7,000,000	7,563,570
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37	10,000,000	11,134,000
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	20,336,920
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33 .	5,000,000	5,350,800
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project,
Refunding, Series A, 6.125%, 8/01/42	4,000,000	4,473,680
Miami-Dade County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/34	5,000,000	5,414,900
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,684,681
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,636,800
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,609,650

|46

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	$10,000,000	$10,974,500
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,987,800
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43.	5,000,000	5,643,200
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,707,100
Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	5,500,000	5,837,205
Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	2,995,000	3,145,529
Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	2,005,000	2,147,776
Orlando Regional Healthcare System, Series C, Pre-Refunded, 5.25%, 10/01/35	4,000,000	4,282,040
[a] Presbyterian Retirement Communities, 5.00%, 8/01/41	5,000,000	5,217,150
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	10,000,000	11,029,000
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A, Assured
Guaranty, 5.25%, 11/01/38	16,740,000	17,286,896
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,196,570
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	185,000	196,925
Series A, 5.00%, 7/01/40	5,000,000	5,433,450
Series C, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,440,880
Series C, Pre-Refunded, 5.00%, 7/01/40	2,755,000	3,058,656
Palm Beach County Health Facilities Authority Revenue, Lifespace Communities Inc., Refunding, Series B,
5.00%, 5/15/47	5,000,000	5,241,500
Palm Beach County Public Improvement Revenue, Pre-Refunded, 5.00%, 5/01/33	1,000,000	1,052,790
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,375,000
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,419,500
Palm Beach Revenue, Public Improvement, Refunding, Series A, 4.00%, 1/01/40	3,500,000	3,531,745
Panama City Beach Utility Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,000,000	3,254,790
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	1,775,000	1,896,392
Refunding, Assured Guaranty, 5.25%, 9/01/35	225,000	239,144
Sarasota County Health Facilities Authority Retirement Revenue, Village of Isle Project, Refunding, 5.00%,
1/01/32	1,100,000	1,167,925
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-Refunded,
5.00%, 5/01/36	7,000,000	7,369,530
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34.	5,000,000	5,341,550
St. Petersburg Public Utilities Revenue, Series A, Pre-Refunded, 5.00%, 10/01/36	3,180,000	3,481,750
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,158,339
Refunding, AMBAC Insured, 5.20%, 10/01/22.	1,500,000	1,603,290
Tamarac Utility System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	1,585,000	1,735,401
Tampa Bay Water Regional Water Supply Authority Utility System Revenue,
5.00%, 10/01/38	10,000,000	11,172,900
Pre-Refunded, 5.00%, 10/01/34	8,000,000	8,554,080
Pre-Refunded, 5.00%, 10/01/38	14,340,000	15,333,188
Refunding, Series A, 5.00%, 10/01/37	7,500,000	8,494,575
Tampa Florida Hospital Revenue, H. Lee Moffitt Cancer Project, Refunding, Series B, 5.00%, 7/01/37	5,000,000	5,284,200
Tampa Health System Revenue, Baycare, Series A, 4.00%, 11/15/46	10,000,000	9,486,000
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	1,410,000	1,532,501
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,185,490

|47

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
University of North Florida FICO Capital Improvement Revenue,
Housing Project, Refunding, AGMC Insured, 5.00%, 11/01/35	$5,000,000	$5,363,150
Student Union Project, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	5,150,000	5,334,730
		699,601,879

U.S. Territories 4.2%
Puerto Rico 4.2%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	6,475,000
Series XX, 5.25%, 7/01/40	10,000,000	6,475,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	5,900,000	5,393,131
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 6.00%, 8/01/42	8,000,000	4,210,000
First Subordinate, Series A-1, 5.25%, 8/01/43	8,000,000	4,180,000
First Subordinate, Series C, 5.50%, 8/01/40	10,000,000	5,237,500
		31,970,631
Total Municipal Bonds before Short Term Investments (Cost $709,794,823)		731,572,510

Short Term Investments (Cost $28,900,000) 3.8%
Municipal Bonds 3.8%
Florida 3.8%
[c] St. Lucie County PCR, Florida Power and Light Company Project, Refunding, Daily VRDN and Put, 0.60%,
9/01/28	28,900,000	28,900,000
Total Investments (Cost $738,694,823) 99.9%		760,472,510
Other Assets, less Liabilities 0.1%		810,055
Net Assets 100.0%.		$761,282,565

See Abbreviations on page 156.

aSecurity purchased on a when-issued basis.
bAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|48

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Georgia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.6%
Georgia 94.9%
Athens-Clarke County Unified Government Development Authority Revenue,
UGAREF Central Precinct LLC Project, Refunding, 4.00%, 6/15/32.	$2,180,000	$2,274,830
UGAREF Central Precinct LLC Project, Refunding, 5.00%, 6/15/33.	2,000,000	2,262,040
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33	10,000,000	10,851,300
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,412,900
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,183,920
Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,898,500
Series A, 5.00%, 1/01/40	9,000,000	9,713,880
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,474,066
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,617,542
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%,
12/01/35	3,530,000	3,901,427
The Atlanta Development Authority Revenue,
Educational Facilities, Science Park LLC Project, Pre-Refunded, 5.00%, 7/01/32	3,000,000	3,067,410
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	8,771,295
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,842,233
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,342,060
Atlanta GO, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/23	2,000,000	2,214,080
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC
Insured, 5.00%, 12/01/26.	1,140,000	1,140,000
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.00%, 12/01/23.	1,000,000	1,036,240
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	10,984,500
Series A, AGMC Insured, 5.50%, 11/01/27.	5,000,000	5,962,150
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	5,690,060
[a] Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	2,047,000
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	1,616,000
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,572,744
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,509,500
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate
Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,676,155
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,226,228
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,256,986
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33	5,000,000	5,162,450
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23.	5,000,000	5,265,450
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,197,780
Anticipation Certificates, Tanner Medical Center Inc. Project, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,292,600
Anticipation Certificates, Tanner Medical Center Inc. Project, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,560,250
Anticipation Certificates, Tanner Medical Center Inc. Project, Refunding, Series B, 4.00%, 7/01/34	1,535,000	1,559,407

Quarterly Statement of Investments | See Notes to Statements of Investments. | 49

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Carroll City-County Hospital Authority Revenue, (continued)
Anticipation Certificates, Tanner Medical Center Inc. Project, Refunding, Series B, 4.00%, 7/01/36	$1,445,000	$1,454,118
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,395,596
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,398,610
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 8/01/35.	3,000,000	3,184,230
NATL Insured, 6.90%, 8/01/18	10,000	10,040
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,190,004
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Pre-Refunded, 5.00%,
1/01/32	2,000,000	2,284,900
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	5,000,000	5,651,900
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,281,340
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	2,000,000	2,217,900
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,117,740
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28.	1,285,000	1,458,745
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,148,920
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,748,250
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,730,725
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,164,394
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,396,700
Dahlonega Water and Wastewater Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 9/01/30.	1,750,000	1,869,683
Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37.	5,000,000	5,363,400
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, Pre-Refunded,
5.00%, 10/01/32	1,500,000	1,549,110
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,903,460
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35.	4,000,000	4,498,440
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,904,537
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,267,450
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,517,600
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,418,000
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, Pre-Refunded, 5.00%,
6/01/32	2,225,000	2,268,521
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,333,720
Floyd County Hospital Authority Revenue, Floyd Medical Center Project, Refunding, Series A, 4.00%,
7/01/43	7,735,000	7,524,763
Forsyth County Public Facilities Authority Revenue,
Forsyth County School District Project, 4.00%, 2/01/29	1,000,000	1,070,410
Forsyth County School District Project, 4.00%, 2/01/31	1,000,000	1,057,320
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,732,560
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,066,550

|50

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37.	$3,075,000	$3,356,670
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,293,960
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,810,170
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,712,500
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,281,700
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,100,150
Piedmont Healthcare Inc. Project, Refunding, 5.00%, 7/01/44	10,000,000	10,755,700
Piedmont Healthcare Inc. Project, Series A, Pre-Refunded, 5.25%, 6/15/37	5,000,000	5,462,050
Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue, Lenbrook Square
Federation Inc., Refunding, 5.00%, 7/01/36	4,500,000	4,698,180
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,362,100
Georgia Municipal Electric Authority Revenue,
Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	3,000,000	3,358,410
Power, Series GG, 5.00%, 1/01/39	7,000,000	7,682,080
Power, Series W, 6.60%, 1/01/18.	215,000	221,439
Project One, Subordinated, Refunding, Series A, 5.00%, 1/01/35	3,250,000	3,594,987
Project One, Subordinated, Refunding, Series D, 5.50%, 1/01/26	1,390,000	1,476,277
Project One, Subordinated, Series D, Pre-Refunded, 5.50%, 1/01/26	3,610,000	3,849,271
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project, AMBAC Insured, 5.00%,
12/01/27	4,285,000	4,285,000
Georgia State GO, Series B, Pre-Refunded, 5.00%, 7/01/28	3,225,000	3,413,727
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37	5,000,000	4,925,250
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38.	3,000,000	3,197,040
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.00%, 6/15/34	5,000,000	5,356,700
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25.	2,500,000	2,846,775
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26.	2,500,000	2,843,875
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	530,000	558,450
Anticipation Certificates, Southeast Georgia Health System Project, Series A, Pre-Refunded, 5.625%,
8/01/34	4,470,000	4,786,297
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,840,675
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,441,480
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,347,380
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,293,960
Gwinnett County School District GO,
Pre-Refunded, 5.00%, 2/01/32	5,000,000	5,219,700
Pre-Refunded, 5.00%, 2/01/36	5,815,000	6,070,511
Refunding, 5.00%, 2/01/35	3,000,000	3,434,610
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded,
5.00%, 12/01/27	2,015,000	2,093,706
Henry County School District GO,
4.00%, 8/01/32	2,750,000	2,864,015
4.00%, 8/01/33	9,180,000	9,522,506
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	2,965,000	3,338,412
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.50%, 7/01/38	4,000,000	4,196,480
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,508,713

|51

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	$2,200,000	$2,401,102
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,027,578
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, 5.00%, 8/01/35.	5,000,000	5,309,800
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,665,200
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
6.375%, 8/01/29	4,000,000	4,296,360
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	5,000,000	5,293,800
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Third Indenture Series, Series B, 5.00%, 7/01/45	5,000,000	5,596,800
Third Indenture Series, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,230,500
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building
Newton Campus Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,159,324
Paulding County GO, Courthouse Government Complex Project, NATL Insured, Pre-Refunded, 5.00%,
2/01/32	4,000,000	4,025,560
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42.	3,500,000	3,807,685
Paulding County School District GO, Pre-Refunded, 5.00%, 2/01/33.	4,000,000	4,025,560
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	9,743,008
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,606,050
Emory University, Refunding, Series A, 5.00%, 10/01/46	8,000,000	8,961,520
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	10,845,600
Richmond County Hospital Authority Revenue Anticipation Certificates,
University Health Services Inc. Project, Refunding, 4.00%, 1/01/34	4,460,000	4,488,143
University Health Services Inc. Project, Refunding, 4.00%, 1/01/35	5,055,000	5,070,873
University Health Services Inc. Project, Refunding, 4.00%, 1/01/36	3,250,000	3,249,935
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,355,350
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.25%, 11/01/35.	1,000,000	1,090,020
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.375%, 11/01/40	5,000,000	5,403,750
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,199,360
Valdosta and Lowndes County Hospital Authority Revenue,
Certificates, South Georgia Medical Center Project, 5.00%, 10/01/33	2,000,000	2,045,980
Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,231,060
Walton County Water and Sewer Authority Revenue,
Oconee-Hard Labor Creek, AGMC Insured, Pre-Refunded, 5.00%, 2/01/38	3,845,000	4,013,950
Walton-Hard Labor Creek Reservoir Project, AGMC Insured, Pre-Refunded, 5.00%, 2/01/33	5,000,000	5,219,700
		543,527,093

|52

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 2.7%
Puerto Rico 2.7%
[b] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	$5,000,000	$3,350,000
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,237,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39	10,000,000	5,187,500
First Subordinate, Series C, 5.50%, 8/01/40	5,000,000	2,618,750
Senior Series C, 5.25%, 8/01/40	1,430,000	1,011,725
		15,405,475
Total Municipal Bonds before Short Term Investments (Cost $548,962,230)		558,932,568

Short Term Investments 1.3%
Municipal Bonds 1.3%

Georgia 1.3%
[c] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN and Put, 0.62%, 7/01/49 .	3,000,000	3,000,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.64%, 10/01/32.	2,000,000	2,000,000
[c] Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series, Daily
VRDN and Put, 0.57%, 9/01/29	400,000	400,000
[c] Monroe County Development Authority PCR, Georgia Power Co. Plant Sherer Project, First Series, Daily
VRDN and Put, 0.64%, 11/01/48	1,700,000	1,700,000
Total Short Term Investments (Cost $7,100,000)		7,100,000
Total Investments (Cost $556,062,230) 98.9%		566,032,568
Other Assets, less Liabilities 1.1%		6,496,279
Net Assets 100.0%.		$572,528,847

See Abbreviations on page 156.

aAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|53

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)

Franklin High Yield Tax-Free Income Fund

	Units	Value

Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b] 1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal
	Amount

Corporate Bonds (Cost $4,684,649) 0.1%
Consumer Discretionary 0.1%
[b,c] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,684,648	4,686,382
Municipal Bonds 99.1%
Alabama 2.1%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,749,040
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s
Hospital, Refunding, 4.00%, 6/01/32	10,000,000	9,988,500
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	7,944,600
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary
Health System Inc., Series A, 5.00%, 2/01/41	5,500,000	5,822,685
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28.	7,350,000	3,722,848
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29.	13,465,000	6,262,033
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30.	19,050,000	8,129,397
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31.	24,845,000	9,710,171
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32.	30,825,000	11,060,318
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33.	35,700,000	11,792,424
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34.	28,020,000	8,493,142
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35.	15,000,000	4,178,400
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36.	12,425,000	3,175,209
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter,
10/01/39	75,000,000	55,593,000
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%,
3/01/33	5,500,000	6,372,465
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,345,090
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,586,148
		165,925,470
Arizona 2.1%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series A, 5.00%, 1/01/44	14,875,000	16,020,226
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,744,500
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series D, 5.00%, 1/01/40	4,840,000	5,155,181
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	22,244,600
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38 .	15,000,000	16,664,700
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40.	20,000,000	21,563,200
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,745,350
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,338,235
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/41	10,000,000	11,403,800
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	6,969,480
5.50%, 12/01/29	11,105,000	13,038,714

Quarterly Statement of Investments | See Notes to Statements of Investments. | 54

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	$250,000	$277,810
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,117,520
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,685,685
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project,
Refunding, Series A, 6.375%, 12/01/37	15,500,000	13,857,465
		172,826,466
California 16.9%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/41	30,750,000	10,150,882
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37.	3,835,000	3,839,679
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%,
9/01/36	3,680,000	3,690,819
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,732,782
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	11,955,000	11,964,086
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	11,872,089
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,714,400
California State GO,
Various Purpose, 6.00%, 4/01/38.	28,725,000	31,559,583
Various Purpose, 5.25%, 11/01/40	47,000,000	51,872,020
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	77,284,200
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	65,859,000
Various Purpose, Refunding, 5.00%, 10/01/41.	10,000,000	10,924,200
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,677,500
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,991,760
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	17,505,444
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	6,147,064
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,981,850
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40 .	6,000,000	6,599,280
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/29	7,365,000	8,301,460
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/34	17,560,000	19,792,754
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,874,382
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,435,500
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,466,150
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	6,612,651
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	16,000,000	16,214,720
Monterey Institute International, 5.50%, 7/01/31	11,750,000	12,435,142
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,350,800
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,624,000
Centinela Valley UHSD, GO, County of Los Angeles, Capital Appreciation, Election of 2010, Refunding,
Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,061,380

|55

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	$3,425,000	$1,804,359
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,820,440
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,781,136
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,762,793
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	954,717
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,737,180
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	10,000,000	8,006,600
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	7,295,000	5,859,928
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	19,535,072
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	32,296,334
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	75,000,000	5,493,000
Asset-Backed, Series A, 5.00%, 6/01/40.	4,000,000	4,366,720
Asset-Backed, Series A, 5.00%, 6/01/45.	12,030,000	13,069,031
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,212,820
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	57,278,078
[b] Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24	80,000	79,762
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	40,896,207
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29.	30,505,000	36,544,685
Series B, 7.00%, 11/01/34	20,000,000	26,336,600
Series C, 6.50%, 11/01/39	20,000,000	25,816,200
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,377,862
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	972,810
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	726,850
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	692,563
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625%
thereafter, 8/01/34	2,500,000	1,931,050
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	1,781,720
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,306,645
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,308,400
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	1,725,640
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,594,111
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,952,500
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	17,345,700
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	24,922,085
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	18,917,906
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/34	5,000,000	2,224,900
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/35	10,000,000	4,173,200

|56

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	$10,000,000	$10,722,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	25,747,809
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	25,679,765
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	44,955,735
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	37,252,484
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	131,900,000	104,530,750
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	105,226,368
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,260,400
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	26,417,750
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/42	10,000,000	11,622,300
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41	20,000,000	14,840,000
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to
8/01/26, 6.625% thereafter, 8/01/42	50,000,000	40,181,500
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,022,800
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,576,625
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,578,397
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27.	9,855,000	11,158,422
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, Pre-Refunded, 6.00%, 9/01/36 .	19,810,000	20,523,556
		1,359,437,842
Colorado 3.0%
Colorado State Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	10,000,000	10,264,300
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	21,284,000
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,010,260
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43.	10,250,000	10,352,500
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series
A, 5.25%, 10/01/32	5,000,000	5,041,900
Denver Convention Center Hotel Authority Revenue,
senior, Refunding, 5.00%, 12/01/35	2,000,000	2,119,380
senior, Refunding, 5.00%, 12/01/36	1,500,000	1,583,790
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	9,293,550
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,122,600
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	8,345,174
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	4,543,200
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,376,450
Leyden Rock Metropolitan District No. 10 GO,
Limited Tax, Refunding, Series A, 4.375%, 12/01/33	750,000	672,150
Limited Tax, Refunding, Series A, 5.00%, 12/01/45	1,250,000	1,141,412
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,074,790
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,829,697
6.25%, 11/15/28	12,500,000	14,796,625
6.50%, 11/15/38	90,100,000	115,802,827
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,597,415

|57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%,
12/01/46.	$1,500,000	$1,486,920
Southglenn Metropolitan District Special Revenue,
Refunding, 5.00%, 12/01/30	1,535,000	1,556,183
Refunding, 5.00%, 12/01/46	2,100,000	1,990,800
,d Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,280,000
		245,565,923
Connecticut 0.6%
Connecticut State Health and Educational Facilities Authority Revenue,
Chruch Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,250,000	1,183,350
Chruch Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	4,332,823
Hartford Healthcare Issue, Series F, 5.00%, 7/01/45.	20,000,000	21,141,200
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	12,000,000	12,084,000
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	10,000,000	10,817,400
		49,558,773
District of Columbia 2.6%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Assured Guaranty,
Pre-Refunded, 5.25%, 7/15/38	11,000,000	11,693,990
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,660,965
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,382,578
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36.	12,425,000	13,647,496
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41.	5,010,000	5,412,103
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	3,969,637
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,664,048
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,014,745
Deed Tax, Series A, 5.00%, 6/01/40.	13,000,000	14,070,290
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,467,579
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	947,147
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	21,485,000	25,015,415
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	19,731,250
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second
lien, Series C, Assured Guaranty, 6.50%, 10/01/41	60,145,000	75,887,352
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center
Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	10,878,900
		206,443,495
Florida 6.7%
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,705,000	4,746,922
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,315,880
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,060,000	1,060,912
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45	5,250,000	5,507,670
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,200,200
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	950,000	951,814
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%,
6/01/17	25,000,000	25,608,000

|58

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	$5,500,000	$6,123,205
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,265,880
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	10,894,096
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	9,283,538
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	6,092,400
Florida State Mid-Bay Bridge Authority Revenue,
first senior lien, Refunding, Series A, 5.00%, 10/01/35	6,240,000	6,576,274
first senior lien, Refunding, Series A, 5.00%, 10/01/40	3,000,000	3,141,420
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	34,135,000	33,623,316
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18.	6,525,000	6,907,561
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,360,000	2,215,828
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	725,000	725,254
[b,e] Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
Lakeland Hospital Revenue,
Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	22,985,142
Lakeland Regional Health Systems, 5.00%, 11/15/45	10,885,000	11,558,455
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19.	780,000	814,499
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,291,967
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43.	2,250,000	2,351,520
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,021,882
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	7,742,925
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.00%, 10/01/38	40,000,000	42,065,200
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,252,962
Miami-Dade County Educational Facilities Authority Revenue,
University of Miami Issue, Refunding, Series A, 5.00%, 4/01/40	10,000,000	10,819,100
University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	12,994,441
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	48,063,173
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding,
Series A, Assured Guaranty, zero cpn., 10/01/45.	25,000,000	6,519,500
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,909,184
Series B, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	14,310,000	15,075,871
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	4,312,640
sub. bond, 6.25%, 10/01/43	6,865,000	7,859,670
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,644,029
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	5,771,700
Water Control and Improvement, Unit of Development No. 46, Series A, Pre-Refunded, 5.35%,
8/01/41	800,000	822,616
[f] Orange County Health Facilities Authority Hospital Revenue, Presbyterian Retirement Communities,
5.00%, 8/01/41	5,300,000	5,530,179
Orlando-Orange County Expressway Authority Revenue, Series C, Pre-Refunded, 5.00%, 7/01/35	7,965,000	8,842,902

|59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	$920,000	$910,708
Refunding, 5.375%, 5/01/31	1,295,000	1,291,711
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28.	7,000,000	7,395,570
[b,e] Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,061,009
[b] River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	479,520
Series A, 7.625%, 5/01/30	1,590,000	1,203,296
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,645,000	5,992,993
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-
Refunded, 5.00%, 5/01/36	12,500,000	13,159,875
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	15,000,000	15,285,300
Baptist Health South Florida Obligated Group, Refunding, 5.00%, 8/15/42	15,500,000	15,782,875
Village CDD No. 6 Special Assessment Revenue,
Refunding, 4.00%, 5/01/29	6,060,000	5,926,316
Refunding, 4.00%, 5/01/35	3,805,000	3,593,556
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38.	7,100,000	7,432,138
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	7,245,000	8,101,069
7.00%, 5/01/41	6,435,000	7,432,103
Refunding, 5.00%, 5/01/22	1,165,000	1,206,928
Refunding, 5.25%, 5/01/31	1,970,000	2,122,301
Refunding, 5.50%, 5/01/42	1,960,000	2,132,343
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	1,900,000	2,120,248
5.00%, 5/01/32	5,700,000	6,065,598
5.125%, 5/01/43	8,500,000	9,071,030
6.00%, 5/01/44	8,000,000	8,996,880
Village CDD No. 11 Special Assessment Revenue, 4.125%, 5/01/29	3,185,000	3,095,916
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	535,000	535,241
		538,739,939
Georgia 3.3%
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, second lien, Series B, 5.00%, 7/01/44	4,500,000	4,810,230
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44.	3,000,000	3,383,460
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	32,694,000
Series A, Pre-Refunded, 6.25%, 11/01/34.	30,000,000	33,981,000
[g] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,187,760
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series C, 5.70%, 1/01/43	55,000,000	56,813,900
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	26,327,250
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%,
6/15/40	2,000,000	2,202,340
Cobb County Development Authority Student Housing Revenue,
Kennesaw State University Real Estate Foundations Projects, Junior Subordinate, Refunding,
Series C, 5.00%, 7/15/33	2,700,000	2,868,642
Kennesaw State University Real Estate Foundations Projects, Junior Subordinate, Refunding,
Series C, 5.00%, 7/15/38	3,000,000	3,125,550

|60

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Forsyth County Hospital Authority Revenue,
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18		$1,505,000	$1,595,436
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28		8,000,000	9,952,960
Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue,
Lenbrook Project, Refunding, Series A, 5.00%, 7/01/27		5,000,000	5,008,750
Lenbrook Square Foundation Inc. Project, Refunding, 5.00%, 7/01/42		8,500,000	8,813,905
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding,
5.125%, 3/01/37		6,500,000	5,775,250
Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%,
7/01/60		17,000,000	19,030,990
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, Refunding, 5.00%, 8/01/34		10,000,000	11,025,000
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25		5,000,000	5,649,000
Gas Project, Series A, 5.50%, 9/15/27		4,000,000	4,532,160
Gas Project, Series A, 5.50%, 9/15/28		10,000,000	11,336,900
Richmond County Development Authority Environmental Improvement Revenue, International Paper
Co. Project, Series A, 6.25%, 11/01/33		7,000,000	7,810,320
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	.	4,865,000	5,428,172
			263,352,975
Hawaii 0.3%
Hawaii State Airport System Revenue, Series A, 5.00%, 7/01/45		10,000,000	10,615,000
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43		5,595,000	5,802,071
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39		7,500,000	8,098,500
			24,515,571
Idaho 0.4%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Series A, 6.75%, 11/01/37		12,500,000	13,562,750
St. Luke’s Health System Project, Series A, 5.00%, 3/01/44		5,000,000	5,259,900
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36		13,305,000	14,986,486
			33,809,136
Illinois 6.4%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35		19,800,000	7,911,882
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40		3,570,000	3,788,234
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23.		5,000	5,017
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured,
6.625%, 10/01/43		5,250,000	6,353,445
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38		16,500,000	17,158,680
Passenger Facility Charge, Series B, 5.00%, 1/01/35		12,555,000	13,419,788
Passenger Facility Charge, Series B, 5.00%, 1/01/40		20,430,000	21,750,187
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36		11,000,000	11,796,070
5.00%, 12/01/44		37,995,000	40,464,295
Chicago Wastewater Transmission Revenue, Project, second lien, 5.00%, 1/01/39		11,000,000	11,533,280
Cook County GO, Refunding, Series C, 5.00%, 11/15/29		34,555,000	37,122,436

|61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	$2,750,000	$3,047,055
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	3,921,000
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 4.00%, 8/01/38	13,000,000	12,353,120
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	21,099,400
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,066,000
Institute of Technology, 7.125%, 2/01/34.	1,500,000	1,545,990
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,550,250
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/40	8,245,000	8,599,370
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	21,771,523
Plymouth Place, Refunding, 5.00%, 5/15/37	1,000,000	1,021,380
Plymouth Place, Refunding, 5.25%, 5/15/45	1,100,000	1,142,515
Resurrection Health Care, Series A, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	14,445,000	15,280,210
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,438,352
Riverside Health System, Refunding, 4.00%, 11/15/35	5,510,000	5,317,977
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,184,726
Roosevelt University Project, Refunding, 6.25%, 4/01/29	2,500,000	2,650,600
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	20,760,955
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,090,000
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	17,240,000	17,744,270
University of Chicago Medical Center, Refunding, Series B, 4.00%, 8/15/41	10,000,000	9,531,200
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35.	5,335,000	5,128,802
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47.	10,000,000	9,235,800
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,957,500
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,393,850
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	16,158,024
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	11,060,313
Illinois State GO,
5.25%, 7/01/29	15,000,000	15,257,700
5.25%, 7/01/31	5,000,000	5,046,800
5.50%, 7/01/38	5,000,000	5,129,950
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, AGMC Insured,
zero cpn., 6/15/45	18,100,000	4,184,720
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	3,990,700
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50.	10,475,000	10,889,182
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	7,500,000	9,390,300
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Capital
Appreciation, Refunding, Series A, zero cpn., 12/15/52	26,000,000	3,337,360
Northern Illinois Municipal Power Agency Power Project Revenue, Refunding, Series A, 4.00%,
12/01/41.	5,000,000	4,727,650
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage
Systems Alternate Revenue Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,008,940
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,015,660
Refunding, 6.00%, 6/01/28	24,650,000	28,393,595

|62

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Yorkville United City Special Service Area Special Tax, Nos. 2005-108 and 2005-109, 4.00%, 3/01/36	$3,997,000	$3,685,394
		512,411,447
Indiana 1.3%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,081,000
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,445,000
Deaconess Health System Obligated Group, Refunding, Series A, 4.00%, 3/01/37	5,000,000	4,960,650
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,340,450
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,807,125
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,699,900
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	19,620,000	20,071,260
Indiana Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A,
4.00%, 10/01/42	22,620,000	23,294,302
Indiana State Health and Educational Facility Financing Authority Hospital Revenue,
Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded, 5.50%, 3/01/37.	4,185,000	4,230,449
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.50%, 3/01/37	3,815,000	3,856,889
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, Pre-Refunded,
6.00%, 1/01/39	4,000,000	4,371,040
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.85%, 4/01/19	5,000,000	5,445,250
		106,603,315
Iowa 0.6%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project,
Pre-Refunded, 6.00%, 9/01/39	11,000,000	12,615,680
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,068,470
		47,684,150
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,849,188
Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health
System Inc., Refunding, Series A, 6.50%, 3/01/45	18,330,000	20,299,009
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,235,450
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39 .	10,000,000	7,484,100
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43 .	5,000,000	3,756,650
Louisville/Jefferson County Metro Government College Revenue,
Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	5,555,000	5,849,970
Improvement, Bellarmine University Inc. Project, 6.125%, 5/01/39	5,000,000	5,243,700
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St.
Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,160,100
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31.	10,500,000	10,824,870
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,723,600
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,692,100
		90,269,549

|63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana 2.8%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	$13,990,000	$14,040,364
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	41,250,000	42,751,912
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	10,065,960
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	9,002,400
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39.	10,000,000	11,246,700
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,949,850
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	18,608,525
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	3,755,000	3,939,408
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,210,000	7,307,912
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,305,000	7,411,872
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,790,000	2,842,926
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,695,000	2,749,116
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Property,
Louisiana University Nicholson Gateway, Series A, 5.00%, 7/01/51	25,000,000	26,200,500
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	63,675,000	62,919,178
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,233,684
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,656,320
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%,
5/15/35	1,000,000	1,073,310
		228,999,937
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,613,630
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,983,400
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20.	4,800,000	4,819,680
		20,416,710
Maryland 0.4%
[f] Baltimore Special Obligation Revenue,
Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,221,087
Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,413,950
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,340,130
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	14,094,688
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,394,290
Washington County Hospital Issue, Pre-Refunded, 6.00%, 1/01/43	6,000,000	6,306,480
		34,770,625
Massachusetts 1.1%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37.	15,000,000	15,269,850
General Transportation System, Series A, 7.00%, 3/01/21	775,000	876,548
General Transportation System, Series A, ETM, 7.00%, 3/01/21	400,000	405,112
Massachusetts State Development Finance Agency Revenue,
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,386,148
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,090,220
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,302,292

|64

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put
5/01/19, Pre-Refunded, 5.75%, 12/01/42	$3,700,000	$4,065,486
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K,
5.25%, 7/01/29	7,705,000	8,229,171
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,258,192
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	42,946,050
		91,829,069
Michigan 5.3%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	18,920,364
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	5,837,750
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,058
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39	12,000,000	13,067,160
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,459,010
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group,
Series A, Pre-Refunded, 5.00%, 8/15/38	5,250,000	5,392,642
Kalamazoo Hospital Finance Authority Revenue, Bronson Healthcare Group, Refunding, 4.00%,
5/15/36	10,835,000	10,747,995
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	175,000	189,768
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	11,176,800
Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38.	5,825,000	6,324,436
Michigan State Finance Authority Hospital Revenue,
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	29,805,997
Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	85,480
Michigan State Finance Authority Limited Obligation Revenue,
Higher Education, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	3,000,000	3,081,030
Higher Education, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,579,373
Michigan State Finance Authority Revenue,
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44.	10,000,000	10,490,300
Henry Ford Health System, Refunding, 4.00%, 11/15/35	10,000,000	9,664,100
Henry Ford Health System, Refunding, 4.00%, 11/15/36	5,000,000	4,800,400
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series C,
5.00%, 7/01/33	3,500,000	3,741,290
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series C,
5.00%, 7/01/34	5,500,000	5,854,585
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series C,
5.00%, 7/01/35	5,000,000	5,300,100
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series D-2,
5.00%, 7/01/34	4,035,000	4,295,136
Local Government Loan Program, Public Lighting Authority Local Project, Refunding, Series B,
5.00%, 7/01/39	7,600,000	8,107,452
Local Government Loan Program, Public Lighting Authority Local Project, Refunding, Series B,
5.00%, 7/01/44	10,000,000	10,634,000
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,597,200
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	10,976,000

|65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Finance Authority Revenue, (continued)
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/33	$3,000,000	$3,282,360
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,401,700
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,096,590
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	9,847,080
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	10,769,300
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,824,000
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34.	4,065,000	4,511,012
Oakwood Obligated Group, Series A, Pre-Refunded, 5.00%, 7/15/37	3,680,000	3,770,565
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34.	26,810,000	29,377,057
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,345,261
Michigan Tobacco Settlement Finance Authority Revenue,
Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/34	2,500,000	2,278,175
Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/48	5,000,000	4,419,000
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	54,320,000	58,479,826
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	22,378,000
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	36,911,578
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Series B, BAM
Insured, 5.00%, 12/01/39	5,500,000	5,818,945
		422,653,875
Minnesota 0.3%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	12,114,300
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,898,062
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,699,088
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	957,180
		22,668,630
Mississippi 1.4%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	22,073,180
Mississippi State Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/41.	34,500,000	36,770,445
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46.	15,500,000	16,456,350
Warren County Gulf Opportunity Zone Revenue,
International Paper Co. Project, Series A, 5.50%, 9/01/31.	20,000,000	20,507,200
International Paper Co. Project, Series A, 6.50%, 9/01/32.	10,000,000	10,761,300
International Paper Co. Project, Series A, 5.80%, 5/01/34.	7,000,000	7,805,210
		114,373,685
Missouri 0.8%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%,
3/01/33	5,480,000	5,671,855
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health,
Series F, 5.00%, 11/15/45.	25,000,000	27,399,250
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	12,032,130

|66

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	$7,000,000	$7,709,660
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,330,150
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	7,114,590
Stoddard County IDA Health Facilities Revenue, SoutheastHEALTH, Refunding, Series B, 6.00%,
3/01/37	4,220,000	4,291,318
		67,548,953
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	6,750,000	7,204,342
Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26.	1,295,000	1,221,224
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31.	1,010,000	898,011
Local ID No. 142, Mountain’s Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,380,000	1,482,879
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	1,000,000	1,034,730
Henderson GO,
Sewer, Refunding, Series A, 4.00%, 6/01/33	5,240,000	5,446,508
Sewer, Refunding, Series A, 4.00%, 6/01/34	4,230,000	4,385,029
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	775,000	768,761
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	780,000	767,567
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,175,000	1,130,750
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,240,000	1,168,415
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,240,000	1,258,823
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,657,653
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,301,025
Las Vegas Special Improvement District No. 812 Revenue,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,521,536
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,743,079
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,079,496
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	8,470,725
		36,336,211
New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,621,750
New Jersey 3.8%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%,
1/01/40	5,000,000	5,556,750
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42.	5,000,000	5,371,500
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,042,750
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	10,805,000	11,344,278
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,556,656
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	44,494,867

|67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/33	$57,680,000	$25,124,831
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/34	52,330,000	21,641,071
St. Joseph’s Healthcare System Obligated Group Issue, Pre-Refunded, 6.625%, 7/01/38.	27,015,000	29,255,084
University Hospital, Series A, 5.00%, 7/01/46	5,750,000	6,073,840
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	4,903,603
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,585,000
Transportation Program, Series AA, 5.00%, 6/15/44	8,090,000	8,077,865
Transportation Program, Series AA, 5.00%, 6/15/44	15,925,000	16,164,193
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	14,517,745
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	37,912,640
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	21,132,656
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,718,875
Transportation System, Series D, 5.00%, 6/15/32	3,500,000	3,640,700
		303,114,904
New Mexico 1.8%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	63,794,780
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	20,276,841
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	58,867,183
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,079,950
		148,018,754
New York 3.8%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	13,802,000
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	380,985
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	569,302
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,681,833
Transportation, Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,162,200
Transportation, Series A, 5.00%, 11/15/41	15,500,000	17,109,365
Transportation, Series A, Sub Series A-1, 5.00%, 11/15/45.	13,700,000	14,826,277
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,125,900
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	5,000	5,020
Series F, 7.50%, 2/01/21	5,000	5,025
Series G, 7.50%, 2/01/22	5,000	5,025
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,792,800
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 .	3,315,000	3,294,281
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Refunding, Series A-2B,
5.00%, 6/01/45	2,500,000	2,639,150
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%,
11/15/40.	10,000,000	10,395,900
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One
Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,300,235
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35 .	65,000,000	75,953,800

|68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/01/29	$16,000,000	$16,936,000
Non-State Supported Debt, Orange Regional Medical Center, 6.25%, 12/01/37.	30,000,000	31,755,300
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B
Redevelopment Project, Series A, 5.00%, 7/01/46	43,650,000	44,377,209
Niagara County Tobacco Asset Securitization Corp., Asset Backed, 4.00%, 5/15/29	2,750,000	2,753,547
Rockland Tobacco Asset Securitization Corp. Settle Revenue, Asset-Backed, First, Sub Series A, zero
cpn., 8/15/45.	61,000,000	7,645,740
		302,516,894
North Carolina 0.6%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	4,500,000	4,652,730
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,450,488
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,463,040
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project,
5.00%, 12/31/37	3,100,000	3,182,491
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,404,600
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/25	2,595,000	2,840,695
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,950,676
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	3,500,000	3,642,205
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,640,331
Southminister, first mortgage, Refunding, 5.00%, 10/01/31	2,000,000	2,089,880
Southminister, first mortgage, Refunding, 5.00%, 10/01/37	2,200,000	2,249,566
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,148,531
		48,715,233
North Dakota 0.1%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36	2,800,000	2,458,204
University of Mary Project, 5.20%, 4/15/46	4,430,000	3,734,756
		6,192,960
Ohio 2.5%
Allen County Hospital Facilities Revenue, Mercy Health, Refunding and Improvement, Series A, 5.00%,
11/01/43.	10,000,000	10,791,200
American Municipal Power Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,361,775
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	21,909,246
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,144,375
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40.	10,000,000	11,113,400
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%, 6/15/43	10,000,000	10,291,400
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/45	10,000,000	10,980,900
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Refunding and Improvement, 5.00%, 1/01/46	2,225,000	2,255,705
Life Enriching Communities Project, Refunding and Improvement, 5.00%, 1/01/51	3,000,000	3,015,090
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,851,032
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,955,350
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,436,620

|69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	$5,100,000	$6,013,257
School Improvement, Refunding, 6.875%, 12/01/34	665,000	777,338
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,171,550
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	30,600,500
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Project, Refunding,
Mandatory Put, Refunding, Series B, 4.00%, 12/01/33	16,000,000	7,616,000
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	17,901,680
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,005,230
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	964,130
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,358,032
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42 .	14,000,000	15,260,280
		198,774,090
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village
Community, Refunding, 5.75%, 1/01/37	5,000,000	5,014,950
Oregon 0.3%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,210,870
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	5,903,920
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,531,500
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	1,000,000	1,051,960
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,084,830
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,067,680
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,339,289
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,149,360
Yamhill County Hospital Authority,
Friendsview Retirement Community, Refunding, Series A, 5.00%, 11/15/46	1,000,000	1,025,980
Friendsview Retirement Community, Refunding, Series A, 5.00%, 11/15/51	730,000	746,053
		25,111,442
Pennsylvania 2.0%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Refunding, 6.75%, 11/01/31	1,215,000	1,358,990
Carlow University Project, Refunding, 7.00%, 11/01/40	2,000,000	2,247,720
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,559,940
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,774,352
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,183,246
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,500,000	4,875,075
Series B, 5.00%, 6/01/42	12,000,000	13,142,640
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	6,585,000	6,600,080
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Series A, 6.375%, 7/01/30	1,000,000	1,013,610
Brethren Village Project, Series A, 6.50%, 7/01/40.	3,000,000	3,037,800

|70

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.50%, 8/15/40	$15,000,000	$16,028,550
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, 5.00%, 12/01/38	33,850,000	33,574,799
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/33	20,000,000	21,378,600
Pennsylvania State Turnpike Commission Turnpike Revenue,
Convertible Capital Appreciation, Subordinate, Series C, AGMC Insured, 6.25%, 6/01/33.	5,000,000	6,156,600
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	12,625,000
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	15,771,674
sub. bond, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	22,063,800
		164,392,476
Rhode Island 0.4%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	9,001,477
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	9,267,804
Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/40	16,955,000	17,319,533
		35,588,814
South Carolina 0.9%
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series
A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	11,522,800
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,143,035
		69,665,835
South Dakota 0.1%
Sioux Falls Health Facilities Revenue, Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	5,555,000	5,234,699
Tennessee 1.2%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/27	19,365,000	11,862,224
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/28	19,400,000	11,255,880
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/29	19,365,000	10,536,497
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/30	19,370,000	9,909,111
Knox County Health Educational and Housing Facility Board Hospital Revenue,
Covenant Health, Capital Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/37 .	12,760,000	4,721,200
Covenant Health, Capital Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/39 .	13,755,000	4,588,255
Covenant Health, Refunding, Series A, 5.00%, 1/01/42	5,000,000	5,346,800
Covenant Health, Refunding, Series A, 5.00%, 1/01/47	5,000,000	5,325,600
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc.,
Refunding, 5.25%, 4/01/36	23,475,000	23,701,769
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,537,450
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,874,955
		96,659,741

|71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 9.3%
Arlington Higher Education Corp. Education Revenue,
Uplift Education, Refunding, Series A, 5.00%, 12/01/46	$1,100,000	$1,132,252
Uplift Education, Refunding, Series A, 5.00%, 12/01/51	1,500,000	1,531,935
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, second tier, Refunding, Series B,
5.75%, 1/01/34	16,750,000	16,718,007
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated
Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,597,970
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	11,074,200
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35.	3,000,000	1,321,110
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37.	2,500,000	983,950
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38.	2,405,000	898,027
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39.	2,545,000	904,951
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,629,180
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,864,850
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	9,158,685
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	28,365,836
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,315,100
Clifton Higher Education Finance Corp. Revenue, Uplift Education, Series A, 5.00%, 12/01/45.	3,855,000	3,976,086
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	13,048,800
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	54,253,500
Joint Improvement, Series B, 5.00%, 11/01/44.	11,385,000	12,434,583
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A,
7.25%, 8/15/38	15,000,000	18,633,750
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien,
4.00%, 3/01/46	8,000,000	8,236,000
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	8,113,900
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	2,973,861
Harris County Cultural Education Facilities Finance Corp. Revenue,
[f] Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	20,000,000	20,444,200
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43	3,000,000	3,814,260
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48	5,250,000	6,674,955
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	15,063,570
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	11,007,200
Kerrville Health Facilities Development Corp. Hospital Revenue,
Peterson Regional Medical Center Project, Refunding, 5.00%, 8/15/30	2,300,000	2,455,181
Peterson Regional Medical Center Project, Refunding, 5.00%, 8/15/35	2,000,000	2,093,160
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/40	4,250,000	4,599,392
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/45	6,350,000	6,848,284
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,510,700
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	10,855,300
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	2,100,000	2,154,348
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,019,290
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42.	1,750,000	1,792,683

|72

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Mission Economic Development Corp. Revenue, Natgasoline Project, senior lien, Series B, 5.75%,
10/01/31.	$7,000,000	$7,326,900
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries
Project, 6.50%, 1/01/43	4,350,000	4,898,535
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue,
MRC Crestview, Refunding, 5.00%, 11/15/36	1,570,000	1,533,168
MRC Crestview, Refunding, 5.00%, 11/15/46	3,550,000	3,396,036
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,224,736
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park Carriage Inn, fourth tier, Series D, 6.00%, 7/01/26	175,000	166,317
Cardinal Bay Inc., Village on the Park Carriage Inn, fourth tier, Series D, 7.00%, 7/01/51	4,050,000	3,795,214
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%,
4/01/47	6,420,000	6,534,276
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,249,030
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	30,522,000
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,556,213
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39.	10,150,000	11,077,608
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,807,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,862,225
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	26,491,250
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter,
9/01/43	10,000,000	9,669,100
System, first tier, Refunding, Series A, 5.625%, 1/01/33	150,000	156,456
System, first tier, Refunding, Series A, 5.75%, 1/01/48	4,015,000	4,184,353
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,788,900
System, first tier, Refunding, Series B, 5.75%, 1/01/40	1,420,000	1,485,334
System, first tier, Series A, Pre-Refunded, 5.625%, 1/01/33	440,000	460,966
System, first tier, Series A, Pre-Refunded, 5.625%, 1/01/33	410,000	429,311
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/48	25,985,000	27,243,454
System, first tier, Series B, Pre-Refunded, 5.75%, 1/01/40	10,260,000	10,762,535
System, first tier, Series K, Sub Series K-2, Pre-Refunded, 6.00%, 1/01/38	15,000,000	16,294,800
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,500,000	11,536,980
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	20,000,000	20,990,600
Red River Health Facilities Development Corp. First Mortgage Revenue,
[b] Eden Home Project, 7.25%, 12/15/42.	11,000,000	8,085,110
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,596,660
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,051,500
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center
Refinancing and Expansion Project, 4.00%, 9/15/42	39,000,000	39,663,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,426,557
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	5,125,000	5,200,850
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	3,625,000	3,666,869
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	26,163,500
5.00%, 12/15/31	24,500,000	25,547,130
5.00%, 12/15/32	10,000,000	10,389,600

|73

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	$5,000,000	$5,341,300
second tier, Refunding, Series C, 5.00%, 8/15/37.	11,055,000	11,519,973
second tier, Refunding, Series C, 5.00%, 8/15/42.	15,965,000	16,689,492
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.375%, 11/01/37	8,000,000	7,866,480
Mother Frances Hospital Regional Health Care Center Project, Series B, Pre-Refunded, 5.00%,
7/01/37	2,500,000	2,557,625
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project,
6.00%, 11/01/41	9,350,000	9,830,590
		749,539,089
Virginia 0.9%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43.	17,575,000	19,494,014
[f] Prince William County IDA Residential Care Facilities Revenue,
Westminster at Lake Ridge, Refunding, 5.00%, 1/01/37	1,000,000	975,220
Westminster at Lake Ridge, Refunding, 5.00%, 1/01/46	2,200,000	2,093,212
Tobacco Settlement FICO Revenue, Capital Appreciation, Second Subordinate, Refunding, Series D,
zero cpn., 6/01/47	50,000,000	1,261,500
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	8,000,000	8,804,400
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	38,133,887
		70,762,233
Washington 2.0%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	13,020,369
Washington State District Project, 5.50%, 6/01/39	16,250,000	17,682,112
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,203,897
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	10,615,000	12,556,271
Skagit County Public Hospital District No. 1 Revenue,
Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,779,223
Skagit Valley Hospital, Pre-Refunded, 5.75%, 12/01/32	2,000,000	2,091,820
[b] Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 9.50%, 8/01/25	13,325,000	13,172,962
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	9,658,975
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,344,350
Kadlec Medical Center, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,000,000
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42.	19,725,000	21,173,604
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	10,000,000	11,044,000
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,677,100
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding, 5.625%, 10/01/40	5,235,000	5,630,452
		158,035,135

|74

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	$14,745,000	$13,865,756
Kanawha County Commission Student Housing Revenue, The West Virginia State University
Foundation Project, 6.75%, 7/01/45	6,650,000	7,020,472
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	27,250,000	25,667,592
		46,553,820
Wisconsin 0.7%
Wisconsin PFA Exempt Facilities Revenue,
Celanese Project, Refunding, Series B, 5.00%, 12/01/25	5,000,000	5,433,400
Celanese Project, Refunding, Series C, 4.30%, 11/01/30	7,000,000	6,999,720
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	16,390,800
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,092,750
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/37	650,000	674,700
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,549,245
Thedacare Inc., Refunding, 5.00%, 12/15/44	6,605,000	7,167,944
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,312,950
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,574,382
		56,195,891
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,020,575
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,147,900
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	653,262
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,731,536
Wyoming Municipal Power Agency Power Supply System Revenue,
Series A, 5.50%, 1/01/28	1,350,000	1,406,173
Series A, 5.50%, 1/01/33	2,360,000	2,455,887
Series A, 5.50%, 1/01/38	2,810,000	2,919,562
Series A, 5.375%, 1/01/42	2,750,000	2,848,835
		24,183,730

U.S. Territories 7.2%
Guam 2.0%
Government of Guam GO,
Series A, 6.00%, 11/15/19	5,075,000	5,359,454
Series A, Pre-Refunded, 5.125%, 11/15/27	7,270,000	7,549,023
Series A, Pre-Refunded, 6.75%, 11/15/29.	10,000,000	11,450,400
Series A, Pre-Refunded, 5.25%, 11/15/37.	37,000,000	38,463,350
Series A, Pre-Refunded, 7.00%, 11/15/39.	15,000,000	17,283,000
Guam Government Business Privilege Tax Revenue,
Refunding, Series D, 5.00%, 11/15/39	15,000,000	16,271,400
Series A, 5.125%, 1/01/42	5,000,000	5,356,900
Guam Government Department of Education COP,
John F. Kennedy High School Project, Series A, 6.625%, 12/01/30	5,065,000	5,420,968
John F. Kennedy High School Project, Series A, 6.875%, 12/01/40	4,000,000	4,285,600
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,087,406

|75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	$3,850,000	$4,295,714
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	9,436,542
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,294,120
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,267,740
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,451,440
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	10,750,100
		158,023,157
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	5,645,000	5,635,799
Puerto Rico 4.5%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	11,500,000	11,339,230
Asset-Backed, Refunding, 5.625%, 5/15/43	4,000,000	3,953,720
[e] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	9,825,000
[g] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	17,476,025
Series A, 7.25%, 7/01/30	25,000,000	16,375,000
Series A, 6.75%, 7/01/36	29,750,000	19,263,125
Series A, 7.00%, 7/01/43	5,000,000	3,262,500
[b] Series A-4, zero cpn., 7/01/19	5,500,000	5,732,155
[b] Series B, zero cpn., 7/01/19	5,500,000	5,732,155
[b] Series E-1, zero cpn., 1/01/21	6,000,000	6,253,260
[b] Series E-2, zero cpn., 7/01/21	6,000,000	6,253,260
[b] Series E-3, zero cpn., 1/01/22	1,989,500	2,073,477
[b] Series E-4, zero cpn., 7/01/22	1,989,499	2,073,476
Series WW, 5.50%, 7/01/38.	16,355,000	10,589,862
Series XX, 5.75%, 7/01/36	23,620,000	15,293,950
Series XX, 5.25%, 7/01/40	71,780,000	46,477,550
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27	3,000,000	3,148,560
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	880,000	880,070
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27.	3,500,000	3,345,440
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32.	2,000,000	1,859,380
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42.	2,505,000	2,271,334
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	17,835,000	16,302,795
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,195,230
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,584,625
[e] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	8,000,000	4,890,000
[e] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%,
8/01/31	92,125,000	9,442,812
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/33	12,150,000	1,628,951
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/34	4,000,000	501,400
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/36	17,800,000	1,945,896
Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	43,500,000	15,145,830

|76

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, (continued)
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	$59,465,000	$6,984,759
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	60,970,000	33,045,740
First Subordinate, Series A, 5.50%, 8/01/42	51,560,000	26,940,100
First Subordinate, Series A, 6.00%, 8/01/42	32,365,000	17,032,081
First Subordinate, Series A, 6.50%, 8/01/44	26,100,000	14,061,375
First Subordinate, Series C, 5.50%, 8/01/40	25,000,000	13,093,750
		365,273,873
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29	6,300,000	5,884,263
Matching Fund Loan Note, Series A, 5.00%, 10/01/32	19,930,000	18,398,180
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	540,792
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,454,325
Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A, 6.00%, 10/01/39.	5,000,000	4,829,850
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	15,000,000	15,228,750
Virgin Islands Matching Fund Loan Note, senior lien, Refunding, Series B, 5.00%, 10/01/24	6,000,000	5,800,380
		52,136,540
Total U.S. Territories		581,069,369
Total Municipal Bonds (Cost $7,561,284,775)		7,971,757,085

Total Investments before Short Term Investments (Cost $7,566,686,510)		7,977,160,549

Short Term Investments 0.4%
Municipal Bonds 0.4%
Florida 0.1%
[h] St. Lucie County PCR, Florida Power and Light Company Project, Refunding, Daily VRDN and Put,
0.60%, 9/01/28	9,600,000	9,600,000
Georgia 0.3%
[h] Appling County Development Authority PCR, Georgia Power Co. Plant Hatch Project, Daily VRDN and
Put, 0.64%, 9/01/29	13,600,000	13,600,000
[g] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 3/31/17	3,625,000	3,620,432
[h] Monroe County Development Authority PCR, Georgia Power Co. Plant Sherer Project, First Series,
Daily VRDN and Put, 0.64%, 11/01/48	3,500,000	3,500,000
		20,720,432
Tennessee 0.0%†
[h] Shelby County Health Educational and Housing Facilities Board Revenue, Methodist Le Bonheur,
Healthcare, Refunding, Series A, AGMC Insured, Daily VRDN and Put, 0.60%, 6/01/42.	1,200,000	1,200,000
Total Short Term Investments (Cost $31,525,000)		31,520,432
Total Investments (Cost $7,598,211,510) 99.6%.		8,008,680,981
Other Assets, less Liabilities 0.4%		35,501,971
Net Assets 100.0%		$8,044,182,952

|77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

See Abbreviations on page 156.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2016, the aggregate value of these securities was $61,738,594, representing 0.8% of net assets.
cIncome may be received in additional securities and/or cash.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eDefaulted security or security for which income has been deemed uncollectible.
fSecurity purchased on a when-issued basis.
gAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|78

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Insured Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.3%
Alabama 3.9%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,023,400
Birmingham Water Works Board Water Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
1/01/39.	5,000,000	5,387,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,717,145
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,408,450
Leeds Public Educational Building Authority Educational Facilities Revenue,
Assured Guaranty, 5.125%, 4/01/38	7,805,000	8,099,639
Assured Guaranty, Pre-Refunded, 5.125%, 4/01/38	3,060,000	3,217,437
Phenix City Water and Sewer Revenue,
wts., Refunding, Series A, BAM Insured, 5.00%, 8/15/27	2,900,000	3,275,840
wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,695,455
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-Refunded,
6.75%, 7/01/38	5,000,000	5,428,400
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41.	5,000,000	5,000,000
		72,253,266
Alaska 0.6%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21 .	5,000	5,020
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	10,000,000	11,191,400
		11,196,420
Arizona 3.0%
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,332,830
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,973,900
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,435,350
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,681,440
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured,
ETM, 7.00%, 12/01/16	15,000	15,000
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,784,350
Tucson Water System Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	12,000,000	12,276,600
		54,499,470
Arkansas 0.3%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured,
Pre-Refunded, 5.00%, 10/01/35	5,230,000	5,392,444
California 10.2%
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32.	20,000	20,056
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	32,960,400
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,712,824
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,644,950
Various Capital Projects, Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,481,150
California State University Revenue, Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%,
11/01/39	10,000,000	10,535,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34	10,000,000	11,010,400

Quarterly Statement of Investments | See Notes to Statements of Investments. | 79

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-Refunded,
5.25%, 8/01/35	$23,800,000	$26,127,640
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	32,565,000	33,323,113
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34	5,000,000	5,489,000
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	13,315,000	14,567,143
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D, Assured
Guaranty, 5.00%, 8/01/22	10,000,000	10,245,900
		188,117,776
Colorado 2.8%
Colorado State Board of Governors University Enterprise System Revenue,
Series A, NATL Insured, 5.00%, 3/01/37	1,350,000	1,361,057
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,650,000	8,734,683
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, Pre-Refunded, 5.00%, 9/01/36	20,000,000	21,055,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,663,400
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25.	3,590,000	4,423,311
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,427,816
		50,666,067
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38.	5,000,000	5,366,100
District of Columbia 1.1%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub Series 1, AGMC
Insured, Pre-Refunded, 5.45%, 7/15/35	18,205,000	19,461,145
Florida 4.3%
Brevard County Local Option Fuel Tax Revenue,
NATL Insured, 5.00%, 8/01/32	12,440,000	12,716,914
NATL Insured, 5.00%, 8/01/37	13,000,000	13,276,510
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, 5.65%, 11/01/22	400,000	401,232
MFH, Heron Pointe Apartments Project, Series A, 5.70%, 11/01/29	225,000	225,639
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19.	40,000	40,136
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,896,275
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,495,450
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL
Insured, 5.00%, 2/01/37	10,000,000	10,026,700
Lee Memorial Health System Hospital Revenue,
Series A, AMBAC Insured, 5.00%, 4/01/32	1,460,000	1,473,505
Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,089,650
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC
Insured, 5.50%, 11/15/42	3,800,000	4,174,794
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,040
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL Insured,
Pre-Refunded, 5.00%, 5/01/25	5,000,000	5,083,600
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	4,000,000	4,201,040
Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32.	3,000,000	3,213,630
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,708

|80

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	$860,000	$948,735
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,218,500
		79,102,058
Georgia 5.1%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%,
6/15/41.	5,550,000	6,237,312
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40.	9,215,000	9,945,934
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.375%, 11/01/39.	23,000,000	25,064,250
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Four LLC Project, Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,659,203
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,060
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37	6,450,000	6,918,786
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,337,909
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000	2,667,770
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,940,700
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%,
6/15/41.	10,000,000	11,213,000
		92,999,924
Illinois 5.9%
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/28	24,915,000	25,909,607
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	26,635,000	28,779,384
Illinois State Finance Authority Revenue,
Edward Hospital Obligated Group, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,141,280
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, 5.375%, 3/01/35	8,500,000	9,203,035
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,233,640
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,182,985
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,525,500
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
AMBAC Insured, 7.20%, 11/01/20	175,000	194,770
Saline Valley Conservancy District Waterworks Revenue, Saline, Gallatin, Hamilton, Hardin, Williamson,
Pope, Johnson and White Counties, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,077,700
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC
Insured, 5.125%, 1/01/28	7,135,000	7,216,695
		109,464,596
Indiana 0.7%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Series E, AGMC Insured, Pre-Refunded, 5.25%, 5/15/41	3,750,000	3,961,013
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Refunding, Series A,
Assured Guaranty, 5.50%, 1/01/38.	8,650,000	9,285,169
		13,246,182
Kentucky 0.6%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL
Insured, Pre-Refunded, 5.00%, 9/01/37	10,000,000	10,291,300

|81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana 3.4%
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	$5,000,000	$5,549,250
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.00%, 10/01/25	5,500,000	6,084,870
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.50%, 10/01/41	15,000,000	16,734,600
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,975,995
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC
Insured, 5.00%, 10/01/40	8,545,000	9,234,496
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty,
Pre-Refunded, 6.75%, 6/01/26	21,000,000	22,691,970
		63,271,181
Maine 1.2%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program,
Series A-3, Assured Guaranty, 5.875%, 12/01/39	10,820,000	11,690,361
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,241,530
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,385,860
		21,317,751
Maryland 0.5%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	7,715,000	7,849,473
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34.	1,285,000	1,314,619
University of Maryland Medical System Issue, Series B, NATL Insured, 7.00%, 7/01/22	150,000	172,971
		9,337,063
Massachusetts 2.7%
Massachusetts State Development Finance Agency Revenue,
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/47	19,010,000	19,570,985
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/47.	6,040,000	6,181,940
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	824,730
Emmanuel College Issue, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	21,685,000	22,184,839
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	1,585,000	1,587,346
		50,349,840
Michigan 3.3%
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36.	10,000	10,039
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,789,900
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000	5,688,550
senior lien, Series B, NATL Insured, 5.00%, 7/01/34.	10,000	10,031
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	16,648,350
Michigan State Hospital Finance Authority Revenue,
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	810,046
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33.	24,255,000	26,733,376
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control Bonds
Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	297,797
		60,988,089

|82

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri 1.2%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	$6,000,000	$6,446,880
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Health
System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	15,000,000	16,196,550
		22,643,430
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM,
6.70%, 6/01/22	1,675,000	1,907,272
Nevada 1.8%
Clark County GO, Transportation Improvement, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	256,875
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,561,000
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,388,700
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39.	1,535,000	1,676,189
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,889,567
		32,772,331
New Hampshire 0.3%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,371,100
New Jersey 2.4%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29.	3,450,000	3,485,742
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34.	21,250,000	21,470,150
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,009,280
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation System, Series A, 6.00%, 12/15/38.	9,620,000	10,214,805
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	5,380,000	5,892,391
		45,072,368
New York 8.1%
Hudson Yards Infrastructure Corp. Revenue, Hudson Yards, Senior, Series A, AGMC Insured, 5.00%,
2/15/47.	16,475,000	18,015,412
MTA Revenue, Transportation, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/33	20,000,000	20,744,200
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/44	21,550,000	23,726,119
Second General Resolution, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	27,547,000
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series
S-1A, 5.25%, 7/15/37	25,000,000	28,138,500
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2016, Series F, Subseries F-3, 5.00%, 2/01/32	7,920,000	8,982,785
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,202,200
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,245,800
		149,602,016
North Carolina 0.5%
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	7,915,000	8,916,406
North Dakota 1.8%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured
Guaranty, 5.00%, 2/15/40	31,970,000	32,999,434

|83

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio 3.2%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	$9,500,000	$10,462,825
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,773,625
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project,
Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	16,015,200
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, AGMC
Insured, 5.00%, 1/15/41	7,000,000	7,490,630
		58,742,280
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	245,000	267,792
Oregon 0.3%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, AGMC Insured, 5.00%,
8/15/40.	4,935,000	5,163,046
Pennsylvania 9.3%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,590,850
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, 5.00%, 12/01/33	5,500,000	6,100,270
AGMC Insured, 5.00%, 12/01/37	10,520,000	11,606,085
AGMC Insured, 5.00%, 12/01/41	5,110,000	5,615,072
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,138,950
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,885,275
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,455,205
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,178,360
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,176,800
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	538,945
Pennsylvania State GO,
First Series, AGMC Insured, 5.00%, 3/15/27	10,275,000	11,682,264
Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	24,019,372
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,000,000
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	10,000,000	10,739,900
Sub Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/41	10,000,000	10,000,000
Sub Series A, Assured Guaranty, 5.00%, 6/01/39.	8,690,000	9,267,451
Sub Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,422,935
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40.	7,000,000	7,554,050
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	16,791,750
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%,
8/15/38.	11,000,000	12,054,350
		170,817,884

|84

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Rhode Island 2.1%
Rhode Island State Clean Water Finance Agency Revenue, Wastewater Treatment System, City of
Cranston, Triton Ocean State LLC Project, NATL Insured, 5.80%, 9/01/22	$7,785,000	$7,791,306
Rhode Island State EDC Special Facility Revenue, Rhode Island Airport Corp. Project, first lien, CIFG
Insured, 5.00%, 7/01/31	5,720,000	5,735,044
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/30	7,535,000	8,289,781
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/35	4,500,000	4,919,985
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/40	10,270,000	11,178,073
		37,914,189
South Carolina 2.7%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	232,060
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC
Insured, ETM, 7.125%, 7/01/17	280,000	289,842
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School
District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	17,800,000	17,800,000
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%,
8/01/35.	20,000,000	20,939,600
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,428,820
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,329,670
		49,019,992
South Dakota 0.0%†
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	280,000	280,445
Tennessee 0.5%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,516,065
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%,
7/01/25	240,000	240,530
		8,756,595
Texas 5.6%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%,
1/01/17.	1,320,000	1,325,214
Harris County Hospital District Revenue, senior lien, Series A, NATL Insured, Pre-Refunded, 5.25%,
2/15/37.	10,250,000	10,336,920
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34.	20,000,000	21,912,600
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%, 2/15/39	12,530,000	13,607,706
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty,
Pre-Refunded, 5.00%, 2/15/34	11,375,000	11,891,425
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and
Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,464,950
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33	6,300,000	6,980,715
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health
System, NATL Insured, ETM, 6.00%, 9/01/24	2,790,000	3,221,250

|85

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41		$16,000,000	$17,280,000
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41		9,665,000	10,438,200
			102,458,980
Virginia 0.5%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42		8,000,000	8,518,480
Washington 1.6%
King County Sewer Revenue,
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36		3,295,000	3,304,819
Second Series, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36		1,705,000	1,710,081
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39		1,500,000	1,674,180
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33		18,000,000	19,037,700
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27		4,590,000	4,675,053
			30,401,833
West Virginia 0.7%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%,
6/01/36	.	1,000,000	1,097,350
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%,
6/01/35	.	7,445,000	7,452,371
West Virginia State Water Development Authority Water Development Revenue, Loan Program II,
Refunding, Series A-II, NATL Insured, 5.00%, 11/01/36		5,000,000	5,013,250
			13,562,971
Wisconsin 1.4%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL Insured,
6.90%, 8/01/21		3,000,000	3,562,080
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36		20,000,000	21,839,600
			25,401,680

U.S. Territories 1.3%
U.S. Virgin Islands 1.3%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29		23,000,000	24,682,910
Total Municipal Bonds (Cost $1,651,234,841) 95.3%			1,753,594,106
Other Assets, less Liabilities 4.7%			86,367,766
Net Assets 100.0%			$1,839,961,872

See Abbreviations on page 156.

†Rounds to less than 0.1% of net assets.

|86

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.3%
Kentucky 95.1%
Ashland PCR Revenue, Kings Daughters Medical Center Project, Refunding, Series A, 5.00%, 2/01/40	$1,000,000	$1,039,640
Bowling Green GO, Public Project, Series A, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,288,800
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,525,770
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured,
Pre-Refunded, 5.00%, 8/01/37	2,500,000	2,565,825
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty,
5.50%, 2/01/36	3,000,000	3,095,850
Fayette County School District Finance Corp. Revenue, Series D, 5.00%, 8/01/34	1,985,000	2,202,477
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,162,900
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	215,000	215,778
Jefferson County School District Finance Corp. School Building Revenue,
Refunding, Series B, 4.00%, 12/01/26	3,500,000	3,784,445
Series A, NATL Insured, Pre-Refunded, 4.75%, 6/01/27.	2,440,000	2,485,360
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System
Obligated Group, 5.25%, 8/15/46	5,000,000	5,220,200
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33.	2,000,000	2,097,180
Kentucky Economic Development Finance Authority Revenue, Catholic Health Initiatives, Refunding, Series
A, 5.00%, 5/01/29	5,670,000	5,968,922
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,416
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,010,000	1,012,202
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,382,714
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,942,204
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/28	2,000,000	2,274,600
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/31	4,190,000	4,745,636
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,254,970
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,145,650
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	2,510,000	2,583,116
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	4,375,000	4,717,081
Project No. 90, Refunding, 5.50%, 11/01/28	625,000	672,150
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	3,826,060
Project No. 112, Refunding, Series B, 5.00%, 11/01/25	2,500,000	2,852,475
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,783,275
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,254,740
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,305,010
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/28.	1,000,000	1,058,520
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29.	1,000,000	1,087,450
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,342,131
General Airport, Series A, Pre-Refunded, 5.00%, 7/01/27	2,000,000	2,174,900
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32.	3,000,000	3,235,710
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Series
A, 5.00%, 5/15/27	2,635,000	3,059,156

Quarterly Statement of Investments | See Notes to Statements of Investments. | 87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%,
7/01/38	$3,000,000	$3,186,690
Louisville/Jefferson County Metro Government College Revenue,
Bellarmine University Project, Refunding and Improvement, 5.00%, 5/01/31	2,000,000	2,065,020
Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,573,800
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary’s
HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37.	2,000,000	2,114,800
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
Pre-Refunded, 5.375%, 12/01/39	1,995,000	2,215,787
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,182,290
Murray Hospital Facilities Revenue, Murray-Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,676,200
Northern University General Receipts Revenue, Refunding, Series B, 4.00%, 9/01/26	1,755,000	1,900,665
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,180,900
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,138,420
American Water Co. Project, Series B, 5.625%, 9/01/39.	2,000,000	2,135,320
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,900,714
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/34.	5,700,000	6,280,602
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	6,500,000	7,057,245
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,215,457
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,615,800
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,092,400
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,512,960
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,282,850
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,802,912
University of Kentucky General Receipts Revenue, Series A, 5.00%, 4/01/32	2,000,000	2,267,360
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,486,533
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,077,250
Community Hospital Corp. Project, Series A, Pre-Refunded, 5.00%, 8/01/29	1,000,000	1,026,330
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32.	1,625,000	1,810,900
		166,648,518

U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series C, 5.50%, 8/01/40	4,000,000	2,095,000
Total Municipal Bonds (Cost $164,586,255) 96.3%.		168,743,518
Other Assets, less Liabilities 3.7%		6,512,767
Net Assets 100.0%.		$175,256,285

See Abbreviations on page 156.

|88

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Louisiana Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.7%
Louisiana 96.4%
Alexandria Sales and Use Tax Revenue,
Pre-Refunded, 5.00%, 8/01/26	$1,710,000	$1,848,510
Pre-Refunded, 5.00%, 8/01/27	1,790,000	1,934,990
Pre-Refunded, 5.00%, 8/01/28	1,875,000	2,026,875
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	11,040,900
Ascension Parish Parishwide School District GO,
4.00%, 3/01/31	1,500,000	1,565,160
4.00%, 3/01/32	1,600,000	1,660,112
4.00%, 3/01/33	1,700,000	1,756,780
4.00%, 3/01/34	1,800,000	1,852,650
Baton Rouge Public Improvement Sales Tax Revenue,
Refunding, Series A-1, 5.00%, 8/01/30	1,000,000	1,152,950
Refunding, Series A-1, 5.00%, 8/01/31	1,480,000	1,699,721
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,379,700
Refunding, 5.00%, 10/01/37	5,280,000	5,913,442
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,271,482
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,538,879
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	390,000	401,181
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40.	255,000	259,399
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,096,420
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,874,930
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	9,000,000	9,916,650
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,698,075
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	7,014,995
Jefferson Parish Hospital Service District No. 1 Hospital Revenue, West Jefferson Medical Center, Series A,
Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,588,355
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,400,640
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,596,812
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,510,220
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,652,048
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,044,264
Lafayette Public Power Authority Electric Revenue, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,179,350
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, 5.25%, 10/01/30	4,000,000	4,454,120
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	831,143
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,948,240
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,484,280
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,493,550
Louisiana HFA,
SFMR, Home Ownership Program, Series A, GNMA Secured, 5.50%, 6/01/40.	2,165,000	2,220,143
SFMR, Home Ownership Program, Series B, GNMA Secured, 6.125%, 12/01/33	360,000	370,609

Quarterly Statement of Investments | See Notes to Statements of Investments. | 89

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	$5,000,000	$5,355,250
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	3,750,000	4,124,137
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/44	8,870,000	9,047,843
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40.	2,925,000	3,157,771
Independence Stadium Project, Pre-Refunded, 5.25%, 3/01/30	8,845,000	9,287,427
Jefferson Parish Projects, Series A, Pre-Refunded, 5.375%, 4/01/31.	2,000,000	2,177,140
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,316,260
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,509,100
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	1,965,942
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,198,800
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 6.75%, 1/01/24	2,620,000	2,891,642
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,771,875
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,775,012
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,274,890
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35.	5,000,000	5,469,800
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39 .	3,500,000	3,936,345
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,437,150
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,051,060
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30.	5,000,000	5,015,600
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,426,700
Loyola University Project, 5.00%, 10/01/39.	5,000,000	5,225,600
Loyola University Project, 5.00%, 10/01/41.	5,000,000	5,214,800
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	6,002,750
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/34.	3,000,000	3,192,660
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47.	4,950,000	5,177,353
Ochsner Clinic Foundation Project, Series A, 5.375%, 5/15/43	3,655,000	3,707,266
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	2,900,000	2,941,847
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23.	2,500,000	3,003,875
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	5,968,297
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Refunding, Series A, 5.00%, 6/01/26	10,000,000	11,569,400
Series C-2, Assured Guaranty, Pre-Refunded, 6.75%, 6/01/26	5,000,000	5,402,850
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,325,140
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,429,850
Louisiana State GO,
Refunding, Series A, 5.00%, 9/01/36	5,000,000	5,501,400
Refunding, Series B, 5.00%, 8/01/27	5,000,000	5,782,800
Refunding, Series B, 5.00%, 8/01/28	5,000,000	5,746,800
Refunding, Series B, 5.00%, 8/01/29	2,575,000	2,938,899
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,257,680
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	2,860,000	3,223,878
Series A, 5.00%, 6/15/32	9,850,000	11,090,804

|90

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Local Government Environmental Facilities and CDA Revenue,
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/33	$800,000	$811,664
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/34	620,000	626,510
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/35	1,000,000	1,007,240
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Property, Louisiana
University Nicholson Gateway, Series A, 5.00%, 7/01/46	5,500,000	5,790,510
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,021,775
Louisiana State Unclaimed Property Special Revenue,
I-49 North Project, 5.00%, 9/01/26	3,000,000	3,404,610
I-49 North Project, 5.00%, 9/01/33	5,860,000	6,517,082
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,433,600
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,114,480
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,153,173
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,092,740
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	4,500,000	4,892,130
Board of Supervisors, Auxiliary, Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,560,250
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,176,060
New Orleans GO, Public Improvement, Series A, Assured Guaranty, Pre-Refunded, 5.125%, 12/01/30	10,055,000	10,460,116
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	557,675
Ouachita Parish East School District GO,
Refunding, Series A, 4.00%, 3/01/28	1,100,000	1,152,679
Refunding, Series A, 4.00%, 3/01/29	1,290,000	1,344,219
Refunding, Series A, 4.00%, 3/01/30	1,315,000	1,361,656
Refunding, Series A, 4.00%, 3/01/31	1,780,000	1,834,148
Refunding, Series A, 4.00%, 3/01/32	1,915,000	1,962,243
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,165,500
Richland Parish School District No. 4 GO,
AGMC Insured, 4.00%, 3/01/30	595,000	621,638
AGMC Insured, 4.00%, 3/01/31	440,000	458,278
Ruston Sales Tax Revenue,
AGMC Insured, 5.00%, 6/01/35	1,085,000	1,185,200
AGMC Insured, 5.00%, 6/01/36	1,245,000	1,355,830
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,305,596
Shreveport Limited Obligation Revenue, Independence Stadium Project, Refunding, BAM Insured, 5.00%,
3/01/27	1,500,000	1,684,260
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	4,940,650
St. Martin Parish School District GO,
BAM Insured, 4.00%, 3/01/29	1,075,000	1,137,973
BAM Insured, 4.00%, 3/01/30	1,120,000	1,171,946
BAM Insured, 4.00%, 3/01/31	1,165,000	1,213,394
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	2,980,296
Series B, 5.00%, 8/01/44	3,290,000	3,587,548
St. Tammany Parish Wide School District No. 12 GO,
Refunding, 4.00%, 3/01/27	200,000	214,524
Refunding, 4.00%, 3/01/28	305,000	323,617

|91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	$2,000,000	$2,195,640
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
5.00%, 4/01/32	2,265,000	2,487,740
Terrebonne Parish School Board Ltd. Tax Revenue, 5.00%, 3/01/29	1,000,000	1,145,520
		408,020,978

U.S. Territories 2.3%
Puerto Rico 2.3%
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33.	6,450,000	4,176,375
Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	5,350,000
		9,526,375
Total Municipal Bonds before Short Term Investments (Cost $413,369,840)		417,547,353
Short Term Investments (Cost $600,000) 0.1%
Municipal Bonds 0.1%
Louisiana 0.1%
[b] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage,
ACES, Refunding, Series A, Daily VRDN and Put, 0.55%, 9/01/17	600,000	600,000
Total Investments (Cost $413,969,840) 98.8%		418,147,353
Other Assets, less Liabilities 1.2%		5,066,959
Net Assets 100.0%.		$423,214,312

See Abbreviations on page 156.

aAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|92

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 100.2%
Maryland 95.4%
Annapolis GO, Public Improvements and Refunding, 5.00%, 8/01/31	$1,250,000	$1,393,475
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,566,820
Consolidated Water and Sewer, 5.00%, 4/01/40	5,000,000	5,613,950
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,871,904
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%,
1/01/28	1,970,000	2,078,882
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,102,975
Baltimore County GO,
Metropolitan District, 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,404,100
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/40	2,900,000	3,298,982
Baltimore Project Revenue,
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,101,300
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	9,886,314
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,912,567
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,254,850
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	1,988,149
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,254,265
Wastewater Projects, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,120,000	2,168,866
Water Projects, Series A, 5.00%, 7/01/41.	7,845,000	8,648,014
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,115,250
Water Projects, Subordinate, Series A, 5.375%, 7/01/34	475,000	518,244
Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	275,000	301,274
Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,382,875
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,562,150
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,001,950
Frederick County GO, Public Improvements, Series A, Pre-Refunded, 5.00%, 3/01/34	8,580,000	9,254,388
Howard County Housing Commission Revenue,
Gateway Village Apartments, 4.00%, 6/01/46	4,000,000	4,009,480
Verona Oakland Mills Project, 5.00%, 10/01/28.	10,000,000	11,014,400
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,374,736
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,492,703
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,918,705
Maryland State Department of Transportation Consolidated Transportation Revenue, 4.00%, 11/01/29	15,000,000	16,103,100
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	10,963,300
Maryland State EDC Student Housing Revenue,
Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,053,335
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,140,123
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,259,100
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,230,281
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,257,370
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35	4,225,000	4,711,255
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43	2,000,000	2,204,780
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,609,830
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,644,001
Maryland State GO, State and Local Facilities Loan of 2014, Refunding, Second Series C, 5.00%, 8/01/24 .	5,000,000	5,946,400

Quarterly Statement of Investments | See Notes to Statements of Investments. | 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	$10,000,000	$10,738,700
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,262,860
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,262,860
Charlestown Community Issue, Refunding, Series A, 5.00%, 1/01/45	4,170,000	4,437,339
Edenwald Issue, Refunding, 5.25%, 1/01/37.	3,400,000	3,591,964
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,652,850
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27.	11,000,000	12,597,970
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	10,935,300
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,015,853
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,517,600
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,415,700
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,545,150
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	9,385,000	9,548,581
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,560,000	1,595,958
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 4.75%, 7/01/38	4,995,000	5,103,042
LifeBridge Health Issue, Refunding, 5.00%, 7/01/47	2,750,000	2,957,790
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	5,005,000	5,065,911
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,462,985
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,813,788
Maryland Institute College of Art, Pre-Refunded, 5.00%, 6/01/36	2,350,000	2,395,966
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,088,370
Maryland Institute College of Art, Refunding, 5.00%, 6/01/36	4,550,000	4,590,723
Maryland Institute College of Art, Refunding, 4.00%, 6/01/42	5,325,000	5,151,192
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,456,350
Mercy Medical Center, Series A, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,227,600
Meritus Medical Center Issue, Refunding, 5.00%, 7/01/45	8,535,000	9,022,007
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,598
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	4,810,500
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38	6,200,000	6,201,116
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/39	5,000,000	5,405,150
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	9,330,000	10,035,068
University of Maryland Medical System, Refunding, 5.00%, 7/01/35	2,100,000	2,344,671
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,784,050
Washington County Hospital Issue, Pre-Refunded, 5.75%, 1/01/38	2,500,000	2,621,075
Maryland State Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization
Program, 5.00%, 5/01/46.	19,260,000	21,459,685
Montgomery County GO,
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,545,200
[a] Consolidated Public Improvement, Refunding, Series A, 4.00%, 12/01/33	7,000,000	7,211,890
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,813,711
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,484,086
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,740,663
Department of Liquor Control, Series A, 5.00%, 4/01/30	1,935,000	2,148,721
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	2,032,338
Series A, 5.00%, 4/01/31	1,240,000	1,357,279
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30.	2,060,000	2,276,650

|94

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Prince George’s County GO,
Consolidated Public Improvement, Series A, 5.00%, 9/15/28	$3,725,000	$4,208,095
Consolidated Public Improvement, Series A, 4.00%, 7/01/29	6,340,000	6,820,255
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	4,000,000	4,010,920
[a] Washington Suburban Sanitary District GO,
Consolidated Public Improvement, Second Series, 5.00%, 6/01/37	5,000,000	5,731,500
Consolidated Public Improvement, Second Series, 4.00%, 6/01/43	8,070,000	8,178,219
		492,946,292
District of Columbia 0.5%
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,697,500
U.S. Territories 4.3%
Puerto Rico 4.3%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	3,237,500
Series XX, 5.25%, 7/01/40	5,000,000	3,237,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	11,425,000	6,026,688
First Subordinate, Series A, 6.00%, 8/01/42	18,160,000	9,556,700
		22,058,388
Total Municipal Bonds before Short Term Investments (Cost $523,476,342)		517,702,180

Short Term Investments (Cost $2,000,000) 0.4%
Municipal Bonds 0.4%
Maryland 0.4%
[c] Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series B, Daily VRDN and
Put, 0.53%, 6/01/26	2,000,000	2,000,000
Total Investments (Cost $525,476,342) 100.6%		519,702,180
Other Assets, less Liabilities (0.6)%.		(2,923,331)
Net Assets 100.0%.		$516,778,849

See Abbreviations on page 156.

aSecurity purchased on a when-issued basis.
bAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|95

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.8%
Massachusetts 97.8%
Boston GO, Refunding, Series B, 5.00%, 4/01/26	$6,160,000	$7,330,770
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,739,636
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,416,180
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,676,347
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,398,485
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	4,916,800
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,857,125
Series A, 5.00%, 7/01/40	5,000,000	5,645,950
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,261,300
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33.	10,000,000	10,527,900
Series B, 5.00%, 5/01/40	4,625,000	5,087,546
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	17,582,670
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,181,830
Boston University Issue, Series BB1, 4.00%, 10/01/46.	5,000,000	4,797,750
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,277,100
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	16,795,050
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/31	5,000,000	5,115,250
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/37	5,035,000	5,151,057
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,546,500
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,468,900
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,718,300
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	14,600,865
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	8,455,000	8,732,662
WGBH Educational Foundation Issue, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 1/01/36	7,490,000	7,797,165
Williams College, Refunding, Series Q, 5.00%, 7/01/46	5,000,000	5,631,450
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,864,179
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	9,880,000	10,171,559
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	2,970,000	3,044,250
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	5,395,000	5,621,428
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,249,690
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/27	5,000,000	5,778,600
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,263,300
Consolidated Loan, Series F, 4.00%, 11/01/29	6,000,000	6,416,280
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,283,250
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	765,000	765,574
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,328,710
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,336,323
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,534,310
Emmanuel College Issue, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,230,500
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39	9,350,000	10,201,598
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,648,672

Quarterly Statement of Investments | See Notes to Statements of Investments. | 96

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	$5,500,000	$5,730,010
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,541,950
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	500,146
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	4,022,760
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,778,181
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,770,312
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,696,965
Housing, Series D, 5.05%, 6/01/40	3,940,000	4,058,003
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,183,249
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,417,665
SF Housing, Series 159, 4.05%, 12/01/32	5,125,000	5,262,452
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,460,076
Massachusetts State Port Authority Revenue,
Series A, AGMC Insured, Pre-Refunded, 4.50%, 7/01/32	5,590,000	5,702,918
Series A, AGMC Insured, Pre-Refunded, 4.50%, 7/01/37	7,935,000	8,095,287
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,176,200
Series A, AMBAC Insured, Pre-Refunded, 4.75%, 8/15/32	15,000,000	15,392,400
Massachusetts State School Building Authority Sales Tax Revenue, Series C, Refunding, 5.00%, 8/15/31	6,000,000	6,828,420
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,135,263
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	20,736,807
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/31	5,555,000	5,880,079
Massachusetts State Water Pollution Abatement Trust Revenue,
2012, Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,630
2012, Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,725
State Revolving Fund, Refunding, 5.00%, 8/01/23.	3,000,000	3,523,440
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, Massachusetts
Water Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,860
Massachusetts Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,727,556
General, Series A, AGMC Insured, Pre-Refunded, 4.50%, 8/01/46	5,325,000	5,354,926
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	8,288,175
senior lien, Refunding, 5.25%, 7/01/36.	5,585,000	6,283,181
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, Pre-Refunded, 4.50%, 8/01/26	2,000,000	2,011,240
University of Massachusetts Building Authority Project Revenue, Refunding, Senior Series 1, 5.00%,
11/01/44	4,000,000	4,396,640
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,092,940
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,435,883
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,091,410
Total Municipal Bonds before Short Term Investments (Cost $438,280,029)		457,274,560

|97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $4,200,000) 0.9%
Municipal Bonds 0.9%
Massachusetts 0.9%
[a] Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.50%, 3/01/26	$4,200,000	$4,200,000
Total Investments (Cost $442,480,029) 98.7%		461,474,560
Other Assets, less Liabilities 1.3%		6,279,991
Net Assets 100.0%.		$467,754,551

See Abbreviations on page 156.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|98

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Michigan Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 92.9%
Michigan 90.0%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, Pre-Refunded,
5.00%, 5/01/37	$11,810,000	$12,004,983
Ann Arbor Public School District GO,
Refunding, 5.00%, 5/01/26	750,000	861,893
Refunding, 5.00%, 5/01/28	1,000,000	1,138,030
Refunding, 5.00%, 5/01/29	1,235,000	1,395,723
Battle Creek School District GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	4,000,000	4,066,040
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	10,165,000	10,332,824
Caledonia Community Schools GO,
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/24	1,000,000	1,148,360
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/25	1,000,000	1,154,010
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,154,840
Counties of Kent, Allegan and Barry, Refunding, Series A, 5.00%, 5/01/30	1,850,000	2,077,013
Counties of Kent, Allegan and Barry, Refunding, Series A, 5.00%, 5/01/32	1,900,000	2,112,173
Counties of Kent, Allegan and Barry, School Building and Site, NATL Insured, Pre-Refunded, 5.00%,
5/01/26	3,665,000	3,725,509
Central Michigan University Revenue,
General, Refunding, 5.00%, 10/01/30	1,910,000	2,129,383
General, Refunding, 5.00%, 10/01/31	1,055,000	1,171,567
General, Refunding, 5.00%, 10/01/34	1,600,000	1,756,032
General, Refunding, 5.00%, 10/01/39	2,000,000	2,187,880
Chippewa Valley Schools GO,
Refunding, 5.00%, 5/01/28	6,075,000	6,789,359
Refunding, 5.00%, 5/01/29	6,425,000	7,140,938
Refunding, 5.00%, 5/01/30	6,420,000	7,100,006
Refunding, 5.00%, 5/01/31	3,000,000	3,306,780
Refunding, 5.00%, 5/01/32	6,590,000	7,235,886
Commerce Charter Township GO, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,596,775
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%,
5/01/29.	10,000,000	11,899,600
Detroit GO,
Distributable State Aid, Pre-Refunded, 5.00%, 11/01/30	5,000,000	5,198,650
Distributable State Aid, Pre-Refunded, 5.25%, 11/01/35	5,000,000	5,201,650
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,394,950
Detroit Water Supply System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,077
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	18,198,600
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	30,000	30,117
Farmington Public School District GO,
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27.	1,000,000	1,137,240
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28.	2,000,000	2,265,000
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32.	4,035,000	4,469,206
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33.	2,900,000	3,207,632
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34.	3,000,000	3,315,960
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35.	1,000,000	1,105,320
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28.	3,590,000	3,600,842

Quarterly Statement of Investments | See Notes to Statements of Investments. | 99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Grand Rapids Sanitary Sewer System Revenue,
Improvement, Refunding, 5.00%, 1/01/26	$1,000,000	$1,153,410
Improvement, Refunding, 5.00%, 1/01/28	1,560,000	1,776,637
Improvement, Refunding, 5.00%, 1/01/29	1,000,000	1,132,020
Improvement, Refunding, 5.00%, 1/01/31	2,095,000	2,347,406
Improvement, Refunding, 5.00%, 1/01/32	1,175,000	1,311,030
Improvement, Refunding, 5.00%, 1/01/33	1,125,000	1,251,484
Improvement, Refunding, 5.00%, 1/01/34	1,000,000	1,108,420
Improvement, Refunding, 5.00%, 1/01/35	1,500,000	1,657,650
Improvement, Refunding, 5.00%, 1/01/39	880,000	968,986
Improvement, Refunding, 5.00%, 1/01/44	2,000,000	2,189,080
Refunding, 5.00%, 1/01/36	1,250,000	1,404,975
Refunding, 5.00%, 1/01/38	1,000,000	1,119,840
Grand Rapids Water Supply System Revenue,
Assured Guaranty, Pre-Refunded, 5.10%, 1/01/39	3,000,000	3,223,350
Refunding and Improvement, 5.00%, 1/01/28	300,000	349,413
Refunding and Improvement, 5.00%, 1/01/29	250,000	289,020
Refunding and Improvement, 5.00%, 1/01/30	250,000	286,670
Refunding and Improvement, 5.00%, 1/01/31	300,000	342,477
Refunding and Improvement, 5.00%, 1/01/32	300,000	340,704
Refunding and Improvement, 5.00%, 1/01/33	550,000	622,320
Refunding and Improvement, 5.00%, 1/01/34	990,000	1,116,037
Refunding and Improvement, 5.00%, 1/01/36	1,000,000	1,120,660
Refunding and Improvement, 5.00%, 1/01/41	2,250,000	2,508,502
Refunding and Improvement, 5.00%, 1/01/46	1,250,000	1,388,475
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,106,780
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,620,250
Grand Valley State University Revenue,
General, Pre-Refunded, 5.75%, 12/01/34	1,500,000	1,500,000
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	17,165,000	18,119,374
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	8,570,000	9,046,492
Refunding, Series A, 5.00%, 12/01/32	4,295,000	4,778,359
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29	750,000	834,750
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30	1,000,000	1,106,850
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31	1,150,000	1,268,473
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32	1,165,000	1,278,809
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34	1,315,000	1,433,521
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35	1,225,000	1,331,722
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37	2,915,000	3,155,866
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40	6,215,000	6,700,764
Holly Area School District GO,
Refunding, 5.00%, 5/01/30	1,045,000	1,152,896
Refunding, 5.00%, 5/01/32	1,040,000	1,138,831
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	10,000,000	11,098,900
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, Pre-Refunded, AGMC Insured, 5.25%, 5/15/36.	5,530,000	6,180,107
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	4,470,000	4,762,025
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,294,350

| 100

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Kelloggsville Public Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	$1,045,000	$1,148,674
School Building and Site, AGMC Insured, 5.00%, 5/01/35	1,150,000	1,256,249
School Building and Site, AGMC Insured, 5.00%, 5/01/38	3,815,000	4,153,085
Kent County GO,
Capital Improvement, 5.00%, 6/01/31	1,000,000	1,156,050
Capital Improvement, 5.00%, 6/01/34	1,445,000	1,648,788
Capital Improvement, 5.00%, 6/01/36	745,000	844,860
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,340,587
School Building and Site, 5.00%, 5/01/36	1,205,000	1,339,562
School Building and Site, 5.00%, 5/01/38	1,210,000	1,340,039
School Building and Site, 5.00%, 5/01/41	1,120,000	1,236,603
School Building and Site, 5.00%, 5/01/44	1,800,000	1,982,880
L’Anse Creuse Public Schools GO,
Refunding, 5.00%, 5/01/28	5,230,000	5,890,131
Refunding, 5.00%, 5/01/30	5,560,000	6,179,718
Refunding, 5.00%, 5/01/32	5,890,000	6,487,776
Refunding, 5.00%, 5/01/34	6,220,000	6,818,177
Refunding, 5.00%, 5/01/35	2,840,000	3,108,834
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,233,200
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,348,000
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/36	1,395,000	1,541,405
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,490,000	1,642,636
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/38	1,040,000	1,144,801
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/39	1,000,000	1,099,940
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/41	2,200,000	2,414,368
Lapeer Community Schools GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/33	4,400,000	4,632,276
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/37	4,325,000	4,553,317
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group,
Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,751,350
Livonia Public Schools School District GO,
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	5,725,000	6,128,956
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,423,360
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,009,280
Mason County CSD,
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/25	1,050,000	1,211,711
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,254,451
Mattawan Consolidated School District GO,
Series I, 5.00%, 5/01/30	1,000,000	1,111,460
Series I, 5.00%, 5/01/31	1,915,000	2,119,618
Series I, 5.00%, 5/01/32	1,110,000	1,222,654
Series I, 5.00%, 5/01/34	2,325,000	2,548,595
Series I, 5.00%, 5/01/39	3,375,000	3,666,499
Meridian Public School District GO,
Refunding, 5.00%, 5/01/25	500,000	577,005
Refunding, 5.00%, 5/01/27	735,000	832,388
Refunding, 5.00%, 5/01/29	775,000	866,776
Refunding, 5.00%, 5/01/31	1,130,000	1,250,741

| 101

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	$555,000	$605,022
Facilities Program, Refunding, Series I, 5.00%, 4/15/41	13,000,000	14,160,770
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,560,050
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,246,660
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,600,600
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38.	14,445,000	15,749,673
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series MI,
5.00%, 12/01/45	20,000,000	21,354,400
Michigan State Finance Authority Revenue,
Henry Ford Health System, Refunding, 5.00%, 11/15/41.	20,000,000	21,205,800
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,211,134
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,481,470
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,865,830
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,892,800
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,692,480
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,438,930
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,428,400
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,268,120
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,908,717
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, NATL Insured, 5.00%, 11/15/31	2,410,000	2,479,577
Hospital, Sparrow Obligated Group, NATL Insured, Pre-Refunded, 5.00%, 11/15/31	6,090,000	6,317,766
Hospital, Sparrow Obligated Group, Pre-Refunded, 5.00%, 11/15/31	7,060,000	7,324,044
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31.	2,940,000	3,024,319
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,318,385
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,299,088
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,536,670
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,893,210
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,407,927
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,548,600
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	3,900,000	3,912,519
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	915,000	994,889
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33.	24,085,000	26,546,005
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,403,800
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, Pre-Refunded, 5.25%, 9/15/27	10,000,000	10,329,900
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control Bonds
Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,573,570
Michigan State Technological University Revenue, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,602,800
Michigan State University Revenue,
General, Refunding, Series C, 5.00%, 2/15/44.	14,630,000	15,741,002
General, Series A, 5.00%, 8/15/40	8,500,000	9,502,320
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,523,730
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	1,925,590
North Kent Sewer Authority Revenue,
Refunding, 5.00%, 11/01/26	750,000	878,400
Refunding, 5.00%, 11/01/30	1,315,000	1,507,332
Refunding, 5.00%, 11/01/31	1,000,000	1,141,710
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41.	3,000,000	3,156,990

| 102

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	$1,500,000	$1,694,355
Refunding, 5.00%, 5/01/36	1,005,000	1,134,354
Oakland University Board of Trustees Revenue,
General, Refunding, 5.00%, 3/01/27.	1,000,000	1,121,620
General, Refunding, 5.00%, 3/01/30.	1,010,000	1,113,555
General, Refunding, 5.00%, 3/01/31.	1,260,000	1,384,942
General, Refunding, 5.00%, 3/01/32.	1,000,000	1,094,470
General, Refunding, 5.00%, 3/01/33.	1,285,000	1,402,102
General, Refunding, 5.00%, 3/01/34.	1,000,000	1,087,800
General, Refunding, 5.00%, 3/01/39.	3,000,000	3,261,420
Oakland University Revenue, 5.00%, 3/01/47	7,230,000	7,888,508
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/30.	3,350,000	3,798,498
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/31.	1,500,000	1,693,065
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32.	5,575,000	6,259,108
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35.	6,450,000	7,164,853
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36.	2,800,000	3,103,268
Rockford Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/33	5,000,000	5,260,350
Roseville School District GO,
Refunding, 5.00%, 5/01/25	1,000,000	1,154,010
Refunding, 5.00%, 5/01/26	1,400,000	1,596,574
Refunding, 5.00%, 5/01/27	1,370,000	1,553,690
Refunding, 5.00%, 5/01/28	3,040,000	3,423,709
Refunding, 5.00%, 5/01/29	3,300,000	3,690,786
Refunding, 5.00%, 5/01/30	1,620,000	1,800,565
Refunding, 5.00%, 5/01/31	1,585,000	1,754,357
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,752,804
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,788,600
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	18,840,150
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	11,189,000
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38.	10,555,000	10,969,073
Saginaw Valley State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28.	7,050,000	7,462,566
General, Refunding, Series A, 5.00%, 7/01/30	1,750,000	1,964,935
General, Refunding, Series A, 5.00%, 7/01/31	2,170,000	2,425,279
General, Refunding, Series A, 5.00%, 7/01/33	1,240,000	1,373,126
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/28	500,000	569,535
County of Washtenaw, School Building and Site, 5.00%, 5/01/30	1,400,000	1,571,794
County of Washtenaw, School Building and Site, 5.00%, 5/01/31	500,000	558,800
County of Washtenaw, School Building and Site, 5.00%, 5/01/34	2,750,000	3,040,922
County of Washtenaw, School Building and Site, 5.00%, 5/01/36	2,950,000	3,234,999
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	380,755
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,702,780
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,155,983
Trenton Public Schools GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	4,575,000	4,816,514
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/38	8,150,000	8,580,238

| 103

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Troy City School District GO,
Refunding, 5.00%, 5/01/23	$635,000	$728,008
Refunding, 5.00%, 5/01/25	1,000,000	1,158,050
Refunding, 5.00%, 5/01/26	1,230,000	1,407,600
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,710,050
Wayne County Airport Authority Revenue,
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/27	9,910,000	10,281,030
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/28	10,170,000	10,549,748
Wayne State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28.	10,455,000	11,199,501
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/35.	9,965,000	10,674,608
General, Refunding, AGMC Insured, 5.00%, 11/15/28	13,095,000	13,946,568
General, Refunding, AGMC Insured, 5.00%, 11/15/35	12,470,000	13,219,198
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,060,173
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,650,480
Western Michigan University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28.	5,500,000	5,794,305
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/32.	6,410,000	6,752,999
Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,713,885
Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,447,388
Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,839,653
Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,234,700
Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,774,000
Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,680,089
Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,139,120
Zeeland Public Schools GO,
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,678,303
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,175,740
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,168,240
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,162,260
		956,590,840

U.S. Territories 2.9%
Puerto Rico 2.9%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39	9,000,000	4,668,750
First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	5,350,000
First Subordinate, Series A, 6.00%, 8/01/42	25,000,000	13,156,250
First Subordinate, Series C, 5.50%, 8/01/40	15,000,000	7,856,250
		31,031,250
Total Municipal Bonds (Cost $994,256,071) 92.9%		987,622,090
Other Assets, less Liabilities 7.1%		75,141,123
Net Assets 100.0%		$1,062,763,213

See Abbreviations on page 156.

| 104

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Minnesota Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.1%
Minnesota 99.1%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/37	$11,700,000	$12,857,013
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School
District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,477,838
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,365,378
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,419,364
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,422,910
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,394,479
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,087,431
Brainerd ISD No. 181 GO,
School Building, Refunding, Series A, 4.00%, 2/01/19.	5,025,000	5,295,898
School Building, Refunding, Series A, 4.00%, 2/01/20.	5,025,000	5,291,476
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%, 2/01/30	2,880,000	2,719,613
Cambridge ISD No. 911 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/27	3,410,000	3,429,403
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/30	5,585,000	5,344,677
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41.	1,600,000	1,715,120
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,261,987
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,745,363
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/20	4,135,000	4,559,127
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/20	4,475,000	4,796,976
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,076,950
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/32	1,450,000	833,214
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/34	1,600,000	832,272
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/35	350,000	173,103
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,067,634
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,035,000	1,067,499
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
5.125%, 1/01/35	2,625,000	2,683,564
Duluth ISD No. 709 COP,
Full Term Certificates, Series B, AGMC Insured, Pre-Refunded, 5.00%, 2/01/28	18,890,000	20,307,694
Full Term Certificates, Series B, Pre-Refunded, 4.75%, 2/01/25	8,445,000	9,034,208
Series A, Refunding, 4.00%, 2/01/27	3,750,000	3,998,625
Series A, Refunding, 4.00%, 2/01/28	1,500,000	1,576,275
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,726,379
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,698,738

Quarterly Statement of Investments | See Notes to Statements of Investments. | 105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Elk River ISD No. 728 GO,
School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	$6,130,000	$6,385,376
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
AGMC Insured, 4.25%, 2/01/23	3,000,000	3,015,690
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
AGMC Insured, 4.25%, 2/01/24	5,265,000	5,292,536
Farmington ISD No. 192 GO,
School Building, Refunding, Series C, 5.00%, 2/01/24	7,165,000	8,362,415
School Building, Series A, 4.00%, 2/01/28	5,230,000	5,598,244
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,717,443
Fridley ISD No. 14 GO,
Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	1,040,000	1,045,637
School Building, Fridley Public Schools, Series A, 4.00%, 2/01/28	1,005,000	1,079,903
Hennepin County Regional Railroad Authority GO,
Refunding, Series A, 4.00%, 12/01/27.	2,475,000	2,626,816
Refunding, Series A, 4.00%, 12/01/28.	1,590,000	1,685,623
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	25,817,750
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,810,801
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,203,450
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,448,531
Hutchinson ISD No. 423 GO, School Building, Series A, 5.00%, 2/01/28	1,685,000	1,973,590
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,807,100
Jordan ISD No. 717 GO,
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,658,078
School Building, Series A, 5.00%, 2/01/32	2,000,000	2,267,700
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,957,788
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,078,710
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,151,640
Lakeville GO,
Refunding, Series B, 4.00%, 2/01/21	1,000,000	1,083,090
Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,560,275
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25.	3,560,000	3,624,756
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	5,787,375
Maple Grove GO,
Improvement, Refunding, Series A, 4.00%, 2/01/21	2,100,000	2,282,385
Improvement, Refunding, Series A, 4.00%, 2/01/22	2,470,000	2,712,060
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series C, 5.00%, 3/01/24	6,250,000	7,396,625
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,078,120
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,500,000
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	10,966,100
Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	29,485,000	31,779,523
Fairview Health Services, Series B, Assured Guaranty, Pre-Refunded, 6.50%, 11/15/38	5,515,000	6,060,433
Minneapolis St. Paul Metropolitan Airports Commission Airport Revenue, Senior, Refunding, Series A,
5.00%, 1/01/30	11,750,000	13,613,432

| 106

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	$9,295,000	$10,055,238
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,416,092
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	14,844,104
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,029,800
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,414,525
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,693,590
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,534,647
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30	14,600,000	15,666,968
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%,
2/15/37	20,600,000	21,162,174
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24.	17,010,000	20,043,563
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26	16,530,000	18,274,576
Minnesota State 911 Revenue,
Public Safety Radio Communication System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/22	1,000,000	1,072,770
Public Safety Radio Communication System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/24	3,745,000	4,017,524
Public Safety Radio Communication System Project, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/24	3,000,000	3,166,800
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,628,776
Board of Trustees, Fund, Series A, 4.00%, 10/01/24.	1,535,000	1,676,404
Board of Trustees, Fund, Series A, 5.00%, 10/01/28.	2,135,000	2,397,669
Board of Trustees, Fund, Series A, 4.625%, 10/01/29.	6,615,000	7,119,261
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	4,115,000	4,527,076
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,270,480
Appropriation, Refunding, Series A, 3.00%, 3/01/30	2,000,000	1,862,240
Appropriation, Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,742,471
Appropriation, Series A, 5.00%, 6/01/32	7,000,000	7,912,380
Appropriation, Series A, 5.00%, 6/01/38	8,500,000	9,405,845
Minnesota State GO,
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,026,330
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,263,300
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	3,000,000	3,078,968
Various Purpose, Refunding, Series F, 4.00%, 10/01/24	12,720,000	14,010,190
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,383,150
Various Purpose, Series A, Pre-Refunded, 4.25%, 12/01/27	5,000,000	5,382,150
Various Purpose, Series A, Pre-Refunded, 4.50%, 12/01/28	15,540,000	16,840,698
Various Purpose, Series H, 5.00%, 11/01/27	325,000	356,535
Various Purpose, Series H, Pre-refunded, 5.00%, 11/01/27	2,175,000	2,383,452
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31.	3,225,000	3,319,654
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,715,000	1,762,231
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	2,850,000	2,944,648

| 107

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29.	$3,675,000	$3,867,019
Nonprofit Housing State Appropriation, 5.00%, 8/01/31.	2,225,000	2,486,638
Residential Housing, Refunding, Series B, 3.10%, 7/01/35	9,625,000	8,531,119
Residential Housing Finance, Series E, 4.90%, 7/01/29	7,145,000	7,369,282
Residential Housing Finance, Series E, 5.10%, 1/01/40	6,775,000	6,922,830
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,264,080
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/33	1,500,000	1,570,725
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/35	500,000	519,345
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,458,900
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35	750,000	833,745
University of St. Thomas, Refunding, Series 8-M, 4.00%, 4/01/22	1,215,000	1,323,609
University of St. Thomas, Series 6-X, Pre-Refunded, 5.00%, 4/01/29	2,250,000	2,279,947
University of St. Thomas, Series 6-X, Pre-Refunded, 5.25%, 4/01/39	10,000,000	10,141,100
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,862,326
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,812,674
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,375,854
Minnesota State Municipal Power Agency Electric Revenue,
4.00%, 10/01/41.	3,000,000	3,058,560
5.00%, 10/01/47.	2,500,000	2,787,300
Refunding, Series A, 4.00%, 10/01/31.	1,265,000	1,307,909
Refunding, Series A, 4.00%, 10/01/32.	1,200,000	1,234,896
Refunding, Series A, 4.00%, 10/01/33.	1,000,000	1,025,640
Refunding, Series A, 5.00%, 10/01/34.	1,000,000	1,103,980
Refunding, Series A, 5.00%, 10/01/35.	1,005,000	1,106,606
Series A, 5.25%, 10/01/35	12,000,000	13,278,480
Minnesota State Public Facilities Authority Clean Water Revenue,
Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	6,968,448
Series B, Pre-Refunded, 4.75%, 3/01/27	5,000,000	5,046,600
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,140,149
New London Spicer ISD No. 345 GO,
School Building, Series A, 4.00%, 2/01/28	1,160,000	1,251,269
School Building, Series A, 4.00%, 2/01/29	1,095,000	1,163,120
School Building, Series A, 4.00%, 2/01/31	1,300,000	1,364,012
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/22	3,090,000	3,336,458
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/23	3,045,000	3,267,742
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/24	3,245,000	3,465,011
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/25	3,300,000	3,503,511
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,560,640
Series A, 5.00%, 1/01/30.	1,190,000	1,312,165
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,080,920
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,606,629

| 108

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Perham ISD No. 549 GO,
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/27	$715,000	$771,228
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/28	1,045,000	1,118,066
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/29	500,000	528,335
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,090,690
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,232,132
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,109,940
Rochester Health Care Facilities Revenue,
Mayo Clinic, Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	22,750,000	25,222,242
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/34.	4,000,000	4,770,720
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/35.	5,000,000	5,948,350
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/36.	3,200,000	3,803,168
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,417,050
Mayo Clinic, Series E, 5.00%, 11/15/38.	20,000,000	21,668,200
Rosemount ISD No. 196 GO,
School Building, Refunding, Series C, 4.00%, 2/01/21	1,365,000	1,483,550
School Building, Refunding, Series C, 4.00%, 2/01/22	2,380,000	2,613,240
Sartell ISD No. 748 GO,
Capital Appreciation, School Building, Series B, zero cpn., 2/01/36	3,000,000	1,365,990
Capital Appreciation, School Building, Series B, zero cpn., 2/01/37	2,820,000	1,233,835
Capital Appreciation, School Building, Series B, zero cpn., 2/01/38	5,220,000	2,186,188
Capital Appreciation, School Building, Series B, zero cpn., 2/01/39	2,820,000	1,124,447
School Building, Series A, 5.00%, 2/01/26	1,500,000	1,750,980
School Building, Series A, 5.00%, 2/01/27	2,075,000	2,408,992
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	5,797,054
South Washington County ISD No. 833 GO,
School Building, Series A, 4.00%, 2/01/29	4,220,000	4,499,786
School Building, Series A, 4.00%, 2/01/30	9,640,000	10,200,373
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,668,964
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	13,194,584
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,427,520
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	4,088,493
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,788,960
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,705,058
Refunding, Series A, 5.00%, 1/01/46	9,345,000	10,266,230
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	190,000	190,608
Series A, Pre-Refunded, 5.00%, 1/01/21	1,000,000	1,072,410
Series A, Pre-Refunded, 5.00%, 1/01/22	2,060,000	2,209,165
Series A, Pre-Refunded, 5.50%, 1/01/24	1,000,000	1,082,580
Series A, Pre-Refunded, 5.25%, 1/01/30	2,000,000	2,155,000
St. Cloud Health Care Revenue,
CentraCare Health System, Refunding, Series A, 5.125%, 5/01/30.	750,000	815,408
CentraCare Health System, Refunding, Series A, 4.00%, 5/01/37	11,310,000	11,278,332
CentraCare Health System, Series A, Pre-Refunded, 5.125%, 5/01/30	9,250,000	10,271,107
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.375%, 5/01/31	1,000,000	1,089,960
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.50%, 5/01/39	27,400,000	29,945,460
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28.	2,080,000	2,235,667
Series A, 4.00%, 2/01/29.	1,000,000	1,063,640
St. Michael ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,940,496

| 109

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29	$5,000,000	$5,432,400
Allina Health System, Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,155,300
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B,
5.00%, 2/01/24	2,925,000	3,379,428
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30 .	1,385,000	1,346,691
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31 .	1,195,000	1,152,052
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/24	1,615,000	1,624,529
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/25	1,675,000	1,684,883
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/26	1,745,000	1,755,296
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31.	1,000,000	1,115,940
Series G, 5.00%, 11/01/32.	1,000,000	1,110,800
sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,598,170
University of Minnesota GO,
Series A, 4.00%, 2/01/26.	2,425,000	2,609,736
Series A, 5.25%, 4/01/29.	1,000,000	1,084,290
Series A, 5.125%, 4/01/34	1,000,000	1,075,500
Series A, 5.00%, 4/01/41.	5,000,000	5,608,850
Series B, 5.00%, 1/01/38	4,500,000	4,958,055
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities
Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,552,950
University of Minnesota Revenue, Special Purpose, State Supported Stadium Debt, Refunding, Series A,
5.00%, 8/01/28	7,225,000	8,378,760
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,131,250
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,754,800
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,868,457
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,362,948
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,379,440
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,283,921
Series A, 5.00%, 1/01/20.	3,725,000	4,094,930
Series A, 5.00%, 1/01/40.	8,075,000	8,775,102
Series A, 5.00%, 1/01/46.	11,870,000	12,776,274
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36	6,000,000	6,017,880
Willmar GO,
Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/28	2,150,000	2,129,790
Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29	1,000,000	974,050
Total Municipal Bonds before Short Term Investments (Cost $1,040,981,901)		1,066,971,390

| 110

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $300,000) 0.0%†
Municipal Bonds 0.0%†
Minnesota 0.0%†
[a] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics of Minnesota, Tranche II, Series A, AGMC Insured, Daily VRDN and Put, 0.57%, 8/15/37	$300,000	$300,000
Total Investments (Cost $1,041,281,901) 99.1%		1,067,271,390
Other Assets, less Liabilities 0.9%.		9,830,324
Net Assets 100.0%		$1,077,101,714

See Abbreviations on page 156.

†Rounds to less than 0.1% of net assets.
aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 111

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Missouri Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.6%
Missouri 92.2%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,217,451
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,151,200
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,928,395
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	32,556,744
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,000,000	6,754,930
St. Francis Medical Center, Refunding, 5.00%, 6/01/39	7,110,000	7,719,469
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,366,400
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,715,660
St. Francis Medical Center, Series A, Pre-Refunded, 5.75%, 6/01/39	3,150,000	3,475,049
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products
Co. Project, 5.30%, 5/15/28.	6,875,000	6,893,700
Carroll County Public Water Supply District No. 1 Waterworks Revenue,
Pre-Refunded, 5.625%, 3/01/34	1,000,000	1,054,620
Pre-Refunded, 6.00%, 3/01/39	1,000,000	1,059,210
Columbia School District GO, Refunding and Improvement, 5.00%, 3/01/36	1,225,000	1,387,533
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation,
Series A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	10,689,972
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,206,634
Refunding, Series A, 5.00%, 11/01/26.	7,830,000	9,244,568
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,179,350
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	20,717,400
Independence School District GO,
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/27.	3,300,000	3,651,945
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/28.	3,000,000	3,319,950
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29.	3,000,000	3,313,920
Jackson County Reorganized School District No. 4 Blue Springs GO,
Refunding and Improvement, Series A, 5.00%, 3/01/29.	320,000	345,677
Refunding and Improvement, Series A, 5.00%, 3/01/29.	3,680,000	3,948,934
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/29.	26,925,000	26,925,000
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26	6,000,000	6,538,260
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,239,022
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,232,305
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,328,240
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,707,050
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	13,691,160
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,320,370
Downtown Redevelopment District, Series A, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,636,016
Downtown Redevelopment District, Series A, AMBAC Insured, 4.50%, 12/01/32	5,690,000	5,854,100
Downtown Redevelopment District, Series A, AMBAC Insured, 5.00%, 12/01/32	15,000,000	15,520,950
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37.	29,210,000	32,020,294
Series A, 5.25%, 1/01/34.	9,500,000	10,165,570
Kansas City Special Obligation Revenue,
Downtown Arena Project, Improvement, Series C, Pre-Refunded, 5.125%, 4/01/38	10,000,000	10,514,500
East Village Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 4/15/31.	6,445,000	6,775,435

Quarterly Statement of Investments | See Notes to Statements of Investments. | 112

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32.	$12,725,000	$13,685,229
Lincoln University Auxiliary System Revenue, Subordinate, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,360,735
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Refunding and Improvement, Series B, 5.00%, 5/01/36	3,000,000	3,404,610
Refunding and Improvement, Series B, 5.00%, 5/01/45	29,280,000	32,906,914
Series A, Pre-Refunded, 5.75%, 5/01/38	2,000,000	2,039,480
Series C, NATL Insured, Pre-Refunded, 5.00%, 5/01/36	22,740,000	23,120,213
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	4,094,421
Missouri State Development Finance Board Cultural Facilities Revenue, Kauffman Center for the
Performing Arts Project, Series B, Pre-Refunded, 5.00%, 6/01/37	28,435,000	28,991,189
Missouri State Development Finance Board Revenue, Independence Missouri Electric System, Dodwood
Project, Series A, 5.00%, 6/01/37	5,000,000	5,327,850
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble
Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,437,460
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
SRF Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	13,709,154
SRF Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,661,090
SRF Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,704,962
SRF Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,214
SRF Programs, Series A, 5.75%, 1/01/29	190,000	206,494
SRF Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	16,471
SRF Programs, Series A, Pre-Refunded, 5.75%, 1/01/29	2,310,000	2,510,046
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,436,905
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,342,044
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,369,213
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,983,210
Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,146,800
St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,081,600
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,550,700
The Washington University, Series A, Pre-Refunded, 5.375%, 3/15/39	16,825,000	17,719,417
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,220,100
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,622,580
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,650,924
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,292,070
The Children’s Mercy Hospital, Pre-Refunded, 5.625%, 5/15/39	7,785,000	8,543,025
The Children’s Mercy Hospital, Refunding, 5.00%, 5/15/36	3,665,000	4,026,442
The Children’s Mercy Hospital, Refunding, 5.625%, 5/15/39	1,715,000	1,853,178
CoxHealth, Refunding, 5.50%, 11/15/39	2,970,000	3,144,428
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	18,426,980
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,631,920
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	2,974,397
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39.	11,355,000	12,226,610
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,223,040
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,212,380
Mercy Health, 4.00%, 11/15/42	8,000,000	7,663,040
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	17,462,833
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,508,480
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,311,191

| 113

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
St. Luke’s Episcopal, Pre-Refunded, 5.00%, 12/01/34.	$7,500,000	$7,500,000
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/34	3,670,000	3,953,214
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	2,935,000	3,151,955
St. Luke’s Health System Inc., Series A, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	10,000,000	10,797,700
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	6,725,000	7,261,453
Missouri State Health and Educational Facilities Authority Revenue,
Lutheran Senior Services Projects, Refunding, Series B, 5.00%, 2/01/46	1,300,000	1,334,515
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,087,036
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,626,949
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,599,265
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,353,295
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/36	2,100,000	2,184,357
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	10,200,000	10,432,560
Missouri State Highways and Transit Commission State Road Revenue,
Series A, 5.00%, 5/01/20.	6,875,000	7,448,169
Series A, 5.00%, 5/01/21.	5,000,000	5,415,600
Series A, 5.00%, 5/01/24.	1,150,000	1,243,024
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	310,000	318,475
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,375,000	1,414,476
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,327,270
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,210,200
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,650,690
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,187,760
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	7,951,947
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39.	15,750,000	17,227,822
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	10,834,400
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,098,725
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,418,800
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	6,600,480
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	19,450,000	21,053,069
Prairie State Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/42	34,410,000	34,513,918
Refunding, Series A, 5.00%, 12/01/34.	10,000,000	10,956,800
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 1/01/32.	3,600,000	3,918,672
MoPEP Facilities, 5.00%, 1/01/37.	3,400,000	3,680,466
Monarch-Chesterfield Levee District Special Tax,
St. Louis County, Levee District, Refunding, 5.00%, 3/01/40	4,395,000	4,720,054
St. Louis County, Levee District Improvement, NATL Insured, 5.75%, 3/01/19	465,000	466,702
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/27	6,610,000	6,674,712
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project,
Refunding, Assured Guaranty, 5.00%, 3/01/27.	5,000,000	5,042,500
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,371,800
Refunding, 5.00%, 6/01/21	13,130,000	14,265,351
Refunding, 5.00%, 6/01/22	12,570,000	13,720,532
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC
Insured, 5.00%, 7/01/36	5,000,000	5,013,250
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,136,400

| 114

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	$1,795,000	$2,018,226
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,116,421
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, Pre-Refunded, 5.00%,
4/01/27	2,655,000	2,689,913
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,188,778
Lambert-St. Louis International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	14,924,692
Lambert-St. Louis International Airport, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,611,414
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,200,500
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,550,250
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,216,811
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,918,120
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series
B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	24,557,544
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 2/15/32	8,075,000	8,138,712
AMBAC Insured, Pre-Refunded, 5.00%, 2/15/37	6,000,000	6,047,340
		1,037,570,106

U.S. Territories 4.4%
Guam 0.5%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,082,974
Puerto Rico 3.9%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	12,509,700
Series XX, 5.75%, 7/01/36	6,000,000	3,885,000
Series XX, 5.25%, 7/01/40	10,000,000	6,475,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.50%, 8/01/37	13,760,000	7,206,800
First Subordinate, Series A, 6.50%, 8/01/44	10,000,000	5,387,500
First Subordinate, Series C, 5.50%, 8/01/40	15,000,000	7,856,250
		43,320,250
Total U.S. Territories		49,403,224
Total Municipal Bonds before Short Term Investments (Cost $1,084,333,591)		1,086,973,330

Short Term Investments 1.9%
Municipal Bonds 1.9%
Missouri 1.9%
[b] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
Drury University, Refunding, Daily VRDN and Put, 0.59%, 10/15/41	12,130,000	12,130,000
St. Louis University, Daily VRDN and Put, 0.51%, 7/01/32	1,580,000	1,580,000
The Washington University, Series B, Daily VRDN and Put, 0.53%, 3/01/40.	5,700,000	5,700,000

| 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Missouri (continued)
[b] St. Louis IDA Revenue, Mid-America Transplant Services Project, Daily VRDN and Put, 0.60%, 1/01/39	$2,000,000	$2,000,000
Total Short Term Investments (Cost $21,410,000)		21,410,000
Total Investments (Cost $1,105,743,591) 98.5%		1,108,383,330
Other Assets, less Liabilities 1.5%.		17,022,308
Net Assets 100.0%		$1,125,405,638

See Abbreviations on page 156.

aAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 116

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.1%
Delaware 0.6%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,515,700
New Jersey 79.1%
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL
Insured, 6.80%, 3/01/21	5,400,000	6,155,352
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,210,300
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School
Projects, Series C, 5.00%, 7/01/44	3,500,000	3,751,790
Hudson County Improvement Authority Lease Revenue,
County Secured, County Services Building Project, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	3,895,000	3,946,219
County Secured, Hudson County Vocational-Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,629,700
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,146,180
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	785,680
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,240,780
Morristown Parking Authority Revenue,
Guaranteed Parking, NATL Insured, 5.00%, 8/01/30	1,815,000	1,865,276
Guaranteed Parking, NATL Insured, 5.00%, 8/01/33	2,630,000	2,700,326
New Brunswick Parking Authority Revenue,
City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39	5,000,000	5,501,400
City Guaranteed, Refunding, Series B, AGMC Insured, 4.00%, 9/01/40.	5,350,000	5,277,026
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,570,000
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,312,850
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,150,450
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,045,110
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,054,600
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	17,950,000	19,283,685
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,051,800
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,629,500
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,103,600
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,034,800
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	7,000,000	7,059,850
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,882,000
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	9,444,423
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,134,350
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,194,950
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	5,000,000	5,143,800
School Facilities Construction, Series U, Pre-Refunded, 5.00%, 9/01/37	1,720,000	1,769,467
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	4,835,922
School Facilities Construction, Series Y, Pre-Refunded, 5.00%, 9/01/33	6,000,000	6,384,660
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	1,040,000	1,095,598
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34.	1,960,000	2,125,032
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,750,200
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	9,217,425

Quarterly Statement of Investments | See Notes to Statements of Investments. | 117

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	$10,600,000	$12,408,254
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	9,518,200
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	229,882
Atlantic Health System Hospital Corp. Issue, Series A, Pre-Refunded, 5.00%, 7/01/27	7,780,000	8,228,984
AtlantiCare Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/25	4,605,000	4,709,810
AtlantiCare Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/37	19,490,000	19,933,592
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	6,335,725
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	10,000,000	10,803,400
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,177,400
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,150,950
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,845,570
Inspira Health Obligated Group, Refunding, Series A, 5.00%, 7/01/46.	18,500,000	20,266,935
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,780,525
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,465,000	9,857,230
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,265,000	13,814,702
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	3,958,279
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,426,360
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	15,888,900
St. Barnabas Health Care System Issue, Refunding, Series A, 5.00%, 7/01/29	6,980,000	7,000,800
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,162,873
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,601,775
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,071,990
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,636,606
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38.	10,000,000	10,768,600
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.75%, 10/01/31	10,000,000	10,690,800
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	11,555,000	11,947,639
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	3,445,000	3,687,907
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42.	7,000,000	7,690,690
Series A, 5.00%, 7/01/45.	6,000,000	6,445,140
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/29	1,000,000	1,059,130
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series F, 4.00%, 7/01/35	1,850,000	1,852,868
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	5,940,000	6,282,797
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	11,000,000	11,634,810
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,410,484
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,454,450
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,116,930
Kean University Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/39	1,000,000	1,023,050
Kean University Issue, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/39	4,695,000	4,803,220
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	10,415,000	11,316,106
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,450,754
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,317,194
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,449,850
Montclair State University Issue, Series J, Pre-Refunded, 5.25%, 7/01/38	2,000,000	2,124,800
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,204,250
Princeton University, Refunding, Series E, 5.00%, 7/01/33.	5,000,000	5,098,400
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	16,782,450
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,622,800
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,070,090

| 118

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	$1,000,000	$1,058,690
The Richard Stockton College of New Jersey Issue, Series A, Pre-Refunded, 5.375%, 7/01/38	5,000,000	5,317,650
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	436,048
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,404,299
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,594,300
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,825,667
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	215,000	215,570
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	867,180
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18.	190,000	196,699
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28.	710,000	770,464
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty,
5.00%, 7/01/38	395,000	409,690
The William Paterson University of New Jersey Issue, Refunding, Series E, BAM Insured, 5.00%,
7/01/33	1,250,000	1,399,200
The William Paterson University of New Jersey Issue, Refunding, Series E, BAM Insured, 5.00%,
7/01/34	1,340,000	1,494,180
The William Paterson University of New Jersey Issue, Refunding, Series E, BAM Insured, 5.00%,
7/01/35	1,520,000	1,683,187
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/38	5,105,000	5,399,610
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,316,828
Refunding, Series 1A, 5.00%, 12/01/25	2,720,000	2,838,755
Refunding, Series 1A, 5.00%, 12/01/26	1,295,000	1,350,789
Refunding, Series 1A, 5.125%, 12/01/27	3,235,000	3,382,937
Refunding, Series 1A, 5.25%, 12/01/28	3,245,000	3,401,993
Series 2, 5.00%, 12/01/26	1,400,000	1,476,482
Series 2, 5.00%, 12/01/27	1,020,000	1,074,162
Series 2, 5.00%, 12/01/28	1,030,000	1,083,127
Series 2, 5.00%, 12/01/30	1,500,000	1,574,535
Series 2, 5.00%, 12/01/36	1,000,000	1,048,930
Series A, 5.625%, 6/01/30	14,500,000	15,641,440
Series A, Assured Guaranty, 6.125%, 6/01/30	6,430,000	6,656,657
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,529,093
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	425,000	426,539
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	11,897,555
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	2,657,800
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	4,468,200
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,429,400
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,106,081
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,384,950
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,313,500
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,182,500
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	9,736,684
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,202,440
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, Pre-Refunded, 5.15%, 1/01/35	7,500,000	7,523,175
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,365,800
Series E, 5.25%, 1/01/40.	30,000,000	31,699,200
Series H, 5.00%, 1/01/36	14,000,000	14,734,160

| 119

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42	$17,800,000	$19,289,148
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project,
5.00%, 5/01/42	3,200,000	3,480,288
Rutgers State University GO,
Series F, Pre-Refunded, 5.00%, 5/01/39	20,000,000	21,647,600
Series L, 5.00%, 5/01/43	12,000,000	13,329,840
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,288,950
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/35	2,815,000	1,084,085
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/36	2,810,000	1,019,440
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/37	2,815,000	963,462
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/38	2,810,000	905,410
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	8,798,880
		854,981,301
New York 9.9%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,310,554
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,270,300
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,135,150
Consolidated, One Hundred Forty-Ninth Series, 5.00%, 11/15/31.	10,000,000	10,345,200
Consolidated, One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	13,691,938
Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	16,718,550
Consolidated, One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,367,100
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,955,800
Consolidated, One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,562,850
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC
Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,152,640
		106,510,082
Pennsylvania 2.9%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, Pre-Refunded,
5.00%, 7/01/35	5,000,000	5,115,250
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	10,971,700
Series E, 5.00%, 1/01/35.	14,000,000	15,075,900
		31,162,850

U.S. Territories 3.6%
Puerto Rico 3.6%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	16,620,000	10,761,450
Series XX, 5.25%, 7/01/40	3,125,000	2,023,437
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	5,275,000
First Subordinate, Series A, 6.00%, 8/01/42	30,000,000	15,787,500
First Subordinate, Series C, 5.50%, 8/01/40	10,000,000	5,237,500
		39,084,887
Total Municipal Bonds before Short Term Investments (Cost $1,029,695,449)		1,038,254,820

| 120

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 2.6%
Municipal Bonds 2.6%
New Jersey 2.6%
[b] New Jersey Health Care Facilities Financing Authority Revenue,
Virtua Health, Series B, Daily VRDN and Put, 0.42%, 7/01/43	$10,500,000	$10,500,000
Virtua Health, Series C, Daily VRDN and Put, 0.46%, 7/01/43	18,035,000	18,035,000
Total Short Term Investments (Cost $28,535,000)		28,535,000
Total Investments (Cost $1,058,230,449) 98.7%		1,066,789,820
Other Assets, less Liabilities 1.3%.		13,938,212
Net Assets 100.0%		$1,080,728,032

See Abbreviations on page 156.

aAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 121

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.9%
North Carolina 93.8%
Asheville Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	$2,110,000	$2,165,556
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	3,000,000	3,391,500
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/36	8,000,000	8,884,720
Pre-Refunded, 5.00%, 8/01/35	21,000,000	22,307,460
Refunding, 4.00%, 8/01/30	925,000	1,008,500
Refunding, 4.00%, 8/01/32	2,500,000	2,679,950
Refunding, 4.00%, 8/01/33	2,315,000	2,471,679
Refunding, 5.00%, 6/01/40	2,250,000	2,505,127
Cary Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 12/01/33	5,405,000	5,618,822
Refunding, 5.00%, 12/01/42	10,000,000	11,323,100
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,211,529
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,096,702
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,339,503
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,277,290
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,875,100
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,466,800
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,630,625
Charlotte GO,
Refunding, Series A, 4.00%, 7/01/35	1,560,000	1,612,666
Refunding, Series A, 4.00%, 7/01/36	2,250,000	2,318,603
Charlotte Storm Water Fee Revenue,
Refunding, 4.00%, 12/01/33	1,000,000	1,051,320
Refunding, 4.00%, 12/01/34	1,000,000	1,047,000
Refunding, 4.00%, 12/01/35	1,100,000	1,147,916
Refunding, 5.00%, 12/01/39	7,970,000	8,950,390
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,127,910
Refunding, 5.00%, 7/01/26	8,000,000	9,507,280
Refunding, 5.00%, 7/01/40	10,000,000	11,299,900
Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,978,400
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,229,800
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/38	5,000,000	5,486,500
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/40	20,000,000	21,881,400
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,347,320
Carolinas HealthCare System, Series A, 5.25%, 1/15/42.	10,000,000	10,875,900
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	7,815,710
Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/39	15,000,000	15,637,350
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,779,450
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,467,550
Durham County COP, Series A, Pre-Refunded, 5.00%, 6/01/31	4,000,000	4,339,720
Durham Utility System Revenue,
Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,527,440
Refunding, 4.00%, 8/01/35	2,000,000	2,098,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 122

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Greensboro GO,
Refunding, 4.00%, 2/01/34	$1,270,000	$1,317,384
Refunding, 4.00%, 2/01/36	1,000,000	1,030,690
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 4.00%, 4/01/35	1,000,000	1,025,020
Refunding, 4.00%, 4/01/46	4,225,000	4,270,757
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	6,000,000	6,418,800
Harnett County COP,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,084,930
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29	500,000	542,465
High Point Combined Enterprise System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,353,900
Iredell County COP,
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.125%, 6/01/27	4,000,000	4,229,760
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,055,600
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC
Insured, Pre-Refunded, 5.25%, 10/01/36	6,855,000	7,218,932
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28	350,000	376,268
Mecklenburg County GO,
Public Improvement, Series B, 4.00%, 12/01/29	6,350,000	6,781,355
Series A, 5.00%, 4/01/28.	5,000,000	5,888,550
Series A, 5.00%, 4/01/29.	5,000,000	5,843,700
Monroe COP,
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/34	2,425,000	2,639,394
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/39	1,085,000	1,180,925
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41.	5,000,000	5,258,100
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,353,567
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.00%,
10/01/27	3,500,000	3,773,630
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.125%,
10/01/31	8,385,000	9,028,465
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, Pre-Refunded, 5.00%, 1/01/38	25,000,000	26,810,250
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,027,600
Wake Forest University, Refunding, 4.00%, 1/01/36	5,000,000	5,011,750
Wake Forest University, Refunding, 4.00%, 1/01/37	5,000,000	4,999,900
Wake Forest University, Refunding, 4.00%, 1/01/39	6,750,000	6,710,647
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,440,280
Davidson College, 5.00%, 3/01/45	3,500,000	3,856,475
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	11,585,000	13,166,816
Duke University Project, Refunding, Series B, 5.00%, 7/01/42	10,000,000	11,263,800
Duke University Project, Refunding, Series B, 4.00%, 10/01/44	5,085,000	5,130,053
Duke University Project, Series B, Pre-Refunded, 5.00%, 10/01/38.	20,000,000	21,553,200
Methodist University, 5.00%, 3/01/34	1,500,000	1,616,445
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, ETM, 6.50%, 1/01/18	3,000,000	3,169,170
Series A, Pre-Refunded, 5.00%, 1/01/24	10,000,000	10,404,600
Series C, Pre-Refunded, 6.75%, 1/01/24	3,500,000	3,874,255

| 123

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	$800,000	$850,488
Refunding, Series A, 5.00%, 1/01/30	2,070,000	2,380,603
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,483,650
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,755,744
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,454,100
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,824,916
Series A, Pre-Refunded, 5.00%, 1/01/30	3,270,000	3,510,280
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,263,950
Series C, 5.00%, 5/01/29	10,000,000	11,160,400
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23	10,000,000	11,097,800
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24	10,000,000	11,097,800
Public Improvement, Series A, Pre-Refunded, 4.50%, 3/01/26	4,855,000	4,897,384
Refunding, Series A, 5.00%, 6/01/23	10,000,000	11,737,400
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,441,350
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 5/01/22	6,595,000	6,703,883
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,515,200
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,628,200
Blue Ridge HealthCare System Project, Refunding, Series A, NATL Insured, 5.00%, 1/01/33	10,805,000	10,823,801
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42	7,500,000	7,476,150
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	10,936,400
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	11,500,000	12,476,695
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	8,150,000	9,045,603
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,598,400
Presbyterian Homes, Refundiing, Series C, 5.00%, 10/01/31	5,000,000	5,563,450
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30.	5,000,000	5,415,650
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	235,000	235,663
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,222,891
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33	10,000,000	10,972,900
Vidant Health, 5.00%, 6/01/40	5,000,000	5,228,600
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,282,050
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,463,300
North Carolina State Medical Care Commission Health System Revenue,
Mission Health Combined Group, Refunding, 4.00%, 10/01/31.	1,250,000	1,303,638
Mission Health Combined Group, Refunding, 4.00%, 10/01/33.	1,500,000	1,550,460
Mission Health Combined Group, Refunding, 4.00%, 10/01/34.	750,000	772,103
Mission Health Combined Group, Refunding, 5.00%, 10/01/36.	10,000,000	10,962,500
Mission Health Combined Group, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,113,300
North Carolina State Medical Care Commission Hospital Revenue, North Carolina Baptist Hospital,
Refunding, 5.00%, 6/01/34	10,000,000	10,698,900
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40	6,000,000	6,429,900
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%,
7/01/41	5,000,000	5,511,800
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33	5,595,000	6,467,149
General, Refunding, Series A, 5.00%, 10/01/42	8,980,000	10,210,709

| 124

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Series A, Assured Guaranty, 5.50%, 1/01/29	$6,400,000	$6,863,168
Series A, Assured Guaranty, 5.75%, 1/01/39	12,120,000	13,032,757
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28.	1,000,000	1,041,340
6.25%, 10/01/38.	2,000,000	2,076,660
Oak Island Enterprise System Revenue,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34	1,540,000	1,708,276
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36	1,000,000	1,109,270
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,234,750
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 6/01/33	7,500,000	7,917,000
Pitt County Revenue, Limited Obligation, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34.	1,000,000	1,105,790
Raleigh Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/40	11,915,000	13,422,486
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,063,800
Series A, 4.00%, 3/01/46.	7,000,000	7,028,910
Raleigh GO,
Refunding, Series A, 5.00%, 9/01/26	5,000,000	6,050,350
Refunding, Series A, 5.00%, 9/01/30	5,000,000	5,903,700
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	407,022
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,154,010
Refunding, Series A, 5.00%, 5/01/30	550,000	629,415
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,733,325
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	9,847,312
Union County Enterprise System Revenue, 5.00%, 6/01/34	1,000,000	1,148,060
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North
Carolina, General, Pre-Refunded, 5.00%, 12/01/31	9,000,000	9,346,950
University of North Carolina at Charlotte Revenue,
General, 5.00%, 4/01/43	5,000,000	5,521,300
General, 5.00%, 4/01/45	9,450,000	10,322,613
General, Series A, 5.00%, 4/01/37	12,995,000	14,324,648
General, Series A, 5.00%, 4/01/41	18,000,000	19,730,160
General, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,065,750
University of North Carolina at Greensboro Revenue,
General, 5.00%, 4/01/39	3,500,000	3,831,625
General, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34.	1,000,000	1,080,040
Refunding, 5.00%, 4/01/29	500,000	579,895
Refunding, 5.00%, 4/01/30	500,000	575,945
University of North Carolina at Wilmington COP, Student Housing Project, Assured Guaranty, Pre-
Refunded, 5.00%, 6/01/32	5,000,000	5,278,000
University of North Carolina at Wilmington Revenue, Student Housing Projects, Refunding, 5.00%,
6/01/37	3,000,000	3,250,050
[a] University of North Carolina Hospitals at Chapel Hill Revenue, 5.00%, 2/01/46	4,265,000	4,635,671
University of North Carolina System Pool Revenue,
Series A, Assured Guaranty, 5.00%, 10/01/33	730,000	772,486
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/33	4,270,000	4,555,919
Wake County Revenue,
Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	11,897,888
Limited Obligation, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,424,650
Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	13,195,440

| 125

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Western Carolina University Research and Development Corp. COP, Western Carolina University Student
Housing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	$5,000,000	$5,278,000
Wilmington COP,
Series A, Pre-Refunded, 5.00%, 6/01/33	6,000,000	6,333,600
Series A, Pre-Refunded, 5.00%, 6/01/38	7,625,000	8,048,950
Wilmington Storm Water Fee Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	775,000	790,159
Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	229,032
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,126,630
Winston-Salem City Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,418,300
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,673,266
Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,283,150
Series A, Pre-Refunded, 5.00%, 6/01/32	7,590,000	7,742,179
		1,015,843,778

U.S. Territories 4.1%
Puerto Rico 4.1%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33	6,500,000	4,208,750
Series WW, 5.50%, 7/01/38	5,200,000	3,367,000
Series XX, 5.25%, 7/01/40	19,135,000	12,389,913
Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.00%, 8/01/42	45,750,000	24,075,937
		44,041,600
Total Municipal Bonds (Cost $1,062,181,315) 97.9%.		1,059,885,378
Other Assets, less Liabilities 2.1%.		22,812,022
Net Assets 100.0%		$1,082,697,400

See Abbreviations on page 156.

aSecurity purchased on a when-issued basis.
bAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.

| 126

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Ohio Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.4%
Ohio 99.4%
Akron Income Tax Revenue,
Community Learning Centers, 5.00%, 12/01/33	$4,250,000	$4,796,423
Community Learning Centers, Series A, 4.50%, 12/01/33	10,000,000	10,817,300
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Refunding, Series A, 5.25%, 6/01/38	15,000,000	16,177,200
Catholic Healthcare Partners, Refunding, Series B, 5.25%, 9/01/27	7,570,000	8,379,763
American Municipal Power Inc. Revenue,
Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,006,080
Meldahl Hydroelectric Project, Green Bonds, Series A, 4.00%, 2/15/41.	7,250,000	7,150,023
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,570,650
Prairie State Energy Campus Project, Refunding, Series A, Assured Guaranty, 5.25%, 2/15/33	1,725,000	1,797,260
Prairie State Energy Campus Project, Refunding, Series A, BHAC Insured, 5.00%, 2/15/38	1,275,000	1,323,119
Prairie State Energy Campus Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/15/33	28,275,000	29,659,627
Prairie State Energy Campus Project, Series A, BHAC Insured, Pre-Refunded, 5.00%, 2/15/38	20,725,000	21,678,557
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%,
11/01/49	6,685,000	6,564,603
Bath Local School District GO,
School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,305,930
School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,504,816
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,036,870
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,353,209
Brooklyn City School District GO,
School Improvement, AGMC Insured, 5.25%, 12/01/43	3,000,000	3,317,370
School Improvement, Refunding, AGMC Insured, 5.50%, 12/01/49.	7,780,000	8,378,593
Butler County GO, Various Purpose, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	2,130,000	2,130,000
Butler County Hospital Facilities Revenue,
Cincinnati Children’s Hospital Medical Center, Refunding, Series X, 5.00%, 5/15/29	6,750,000	7,801,177
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,679,050
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,443,400
UC Health, Refunding, 4.00%, 11/15/40	5,000,000	4,857,150
UC Health, Refunding, 5.00%, 11/15/45	5,000,000	5,351,700
Canal Winchester Local School District GO,
Capital Appreciation, NATL Insured, zero cpn., 12/01/32	3,955,000	2,176,713
Capital Appreciation, NATL Insured, zero cpn., 12/01/33	2,000,000	1,049,820
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,656,614
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,168,150
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,616,583
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,550,289
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,481,747
Cincinnati City School District COP,
School Improvement Project, AGMC Insured, Pre-Refunded, 5.00%, 12/15/26	7,310,000	7,318,406
School Improvement Project, AGMC Insured, Pre-Refunded, 5.00%, 12/15/27	7,000,000	7,008,051
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	17,894,900
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	9,856,900
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/18	2,000,000	2,144,420
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	5,925,000	6,512,464
Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40	6,500,000	7,468,045

Quarterly Statement of Investments | See Notes to Statements of Investments. | 127

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty,
5.00%, 3/01/34	$1,000,000	$1,048,490
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,290,670
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,643,100
Series C, AGMC Insured, Pre-Refunded, 5.00%, 1/01/26	9,500,000	9,528,690
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	29,049,734
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,412,950
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	4,151,772
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,148,440
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	3,736,900
Series B-1, NATL Insured, 5.00%, 11/15/28.	2,000,000	2,093,180
Series B-1, NATL Insured, 5.00%, 11/15/38.	10,000,000	10,422,000
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41.	2,000,000	2,210,860
Columbus GO,
Various Purpose, Refunding, Series 3, 5.00%, 2/15/28	5,500,000	6,571,840
Various Purpose, Series A, 5.00%, 2/15/23	14,365,000	16,790,674
Various Purpose, Series A, 5.00%, 2/15/24	12,655,000	14,954,287
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	5,825,400
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/27	3,765,000	4,025,425
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,169,554
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,394,033
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,766,964
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	5,856,500
Refunding, 4.00%, 6/01/31	15,000,000	15,796,650
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,216,850
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,614,042
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%, 12/01/27	15,000,000	16,808,850
Cuyahoga County Excise Tax Revenue,
Excise Tax, Sports Facilities Improvement Project, 5.00%, 12/01/24	1,000,000	1,149,030
Excise Tax, Sports Facilities Improvement Project, 5.00%, 12/01/25	500,000	572,110
Dayton City School District GO, Refunding, 5.00%, 11/01/30	5,000,000	5,898,700
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,882,000
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46	6,635,000	7,434,650
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,718,440
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,323,640
Dublin City School District GO, Capital Appreciation, NATL Insured, zero cpn., 12/01/16	4,635,000	4,635,000
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation,
Refunding, 5.00%, 12/01/35	20,000,000	22,296,200
Franklin County Hospital Facilities Revenue,
Nationwide Children’s Hospital Project, Refunding, Series C, 5.00%, 11/01/34.	2,600,000	2,899,156
Nationwide Children’s Hospital Project, Refunding, Series C, 4.00%, 11/01/40.	5,000,000	4,798,850
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, Pre-Refunded,
5.25%, 11/01/40	15,000,000	16,566,150
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39	12,930,000	13,742,133
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,292,260

| 128

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%,
10/01/44	$6,205,000	$6,933,467
Hamilton County Sales Tax Revenue,
Subordinate, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	35,080,000
Subordinate, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,030,900
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Refunding, Series A, 5.00%, 12/01/27	6,875,000	7,993,700
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,608,090
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,317,800
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,077,018
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,168,159
Huber Heights City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/33	4,500,000	4,948,965
School Improvement, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,498,850
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	28,230,734
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,495,638
Kings Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33.	10,000,000	10,390,600
Lakewood City School District GO,
School Facilities Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	9,170,000	9,528,180
School Facilities Improvement, NATL Insured, Pre-Refunded, 4.50%, 12/01/34	6,000,000	6,204,900
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,159,583
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31.	1,000,000	1,029,740
Lakota Local School District GO,
Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,399,300
Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,586,060
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,887,800
Little Miami Local School District GO, AGMC Insured, Pre-Refunded, 4.50%, 12/01/34	14,255,000	14,502,609
Lorain County Hospital Revenue,
Catholic Healthcare Partners, Refunding, Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,109,730
Catholic Healthcare Partners, Refunding, Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,288,960
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,211,450
Lucas-Plaza HDC Revenue, Refunding, FHA Insured, ETM, zero cpn., 6/01/24.	35,230,000	28,862,177
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	11,703,116
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,601,080
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	4,380,000	5,000,339
Maple Heights City School District GO, School Facilities Improvement, Pre-Refunded, 5.00%, 1/15/37	10,000,000	10,045,678
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20.	1,000,000	907,790
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21.	1,000,000	878,220
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, Pre-Refunded, 4.25%, 12/01/27	1,170,000	1,207,089
Assured Guaranty, Pre-Refunded, 4.75%, 12/01/47	5,000,000	5,183,050
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,037,582
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,531,602
Marysville Water System Mortgage Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	1,250,000	1,298,825
Medina School District COP, School Facilities Project, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/31 .	5,725,000	6,064,378

| 129

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31	$4,000,000	$4,466,880
General Receipts, Refunding, 5.00%, 9/01/31	2,320,000	2,612,622
General Receipts, Refunding, 5.00%, 9/01/34	3,500,000	3,898,230
Middletown City School District GO,
School Improvement, 5.25%, 12/01/40	2,625,000	3,041,588
School Improvement, 5.25%, 12/01/48	15,000,000	17,146,650
Monroe Local School District GO,
School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	400,000	400,656
School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	2,715,000	2,715,000
Montgomery County Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,376,000
Catholic Health Initiatives, Series C-1, AGMC Insured, Pre-Refunded, 5.00%, 10/01/41	10,000,000	10,526,300
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,287,985
New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,258,367
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,424,850
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,026,400
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	10,000,000	10,508,200
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32.	5,500,000	6,205,980
Wastewater Improvement, Refunding, 4.00%, 11/15/49.	6,000,000	5,978,100
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,597,087
Northwest Local School District Hamilton and Butler Counties GO, School Improvement, 5.00%, 12/01/45.	3,760,000	4,161,004
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured, 4.875%, 12/01/18	252,872	253,337
AGMC Insured, 5.25%, 12/01/23	540,000	541,112
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,612,815
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc.
Project, 6.00%, 12/01/40.	6,020,000	6,891,515
Ohio State GO, Refunding, Series A, 5.00%, 9/01/28	5,465,000	6,599,698
Ohio State Higher Educational Facility Commission Revenue,
BHAC Insured, 4.75%, 1/15/46	5,935,000	5,941,766
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,643,008
[a] Higher Educational Facility, Kenyon College 2016 Project, Refunding, 5.00%, 7/01/42	10,500,000	11,414,970
[a] Higher Educational Facility, Kenyon College 2016 Project, Refunding, 4.00%, 7/01/44	10,000,000	9,643,200
Higher Educational Facility, Xavier University Project, 5.00%, 5/01/40	14,500,000	15,577,785
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,844,900
Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	21,805,000	23,280,762
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	4,967,190
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,043,100
University Hospital, BHAC Insured, 4.75%, 1/15/46	4,155,000	4,162,770
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,565,610
University Hospital, BHAC Insured, Pre-Refunded, 4.75%, 1/15/46.	9,065,000	9,104,070
University Hospital, Series A, BHAC Insured, Pre-Refunded, 4.75%, 1/15/46.	5,845,000	5,869,198
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, 5.00%, 12/01/40	4,000,000	4,413,360
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44.	7,500,000	7,500,000
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, junior lien, Series
A-1, 5.25%, 2/15/33	4,200,000	4,771,074
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24 .	16,000,000	18,752,800

| 130

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Water Development Authority Revenue,
Drinking Water Assistance Fund, 4.00%, 12/01/32	$3,000,000	$3,141,000
Drinking Water Assistance Fund, 4.00%, 12/01/33	6,000,000	6,256,200
Fresh Water, Series A, 5.00%, 12/01/35	5,000,000	5,718,300
Fresh Water, Series B, 5.00%, 6/01/27	4,775,000	5,726,276
Fresh Water, Series B, 5.00%, 12/01/27	5,000,000	5,981,600
Ohio State Water Development Authority Water PCR,
Series A, 5.00%, 12/01/25	6,350,000	7,558,977
Series A, 5.00%, 6/01/26.	10,000,000	11,923,200
Ohio Turnpike Commission Revenue, Capital Appreciation, junior lien, zero cpn., Series A-2, BAM
Insured, zero cpn., 2/15/38	3,665,000	1,472,194
Olentangy Local School District GO,
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	4,855,000	4,855,000
School Facilities Construction and Improvement, 5.00%, 12/01/41	2,125,000	2,400,613
School Facilities Construction and Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/36.	7,505,000	7,928,057
Perrysburg Exempted Village School GO, School Facilities Construction and Improvement, 5.00%,
12/01/38	3,225,000	3,559,594
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,129,240
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,198,160
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,097,720
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,494,000
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46 .	2,000,000	2,196,860
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,000,000	3,169,110
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%,
12/01/38	15,000,000	15,729,900
Shawnee State University Revenue, General Receipts, NATL Insured, Refunding, 5.00%, 6/01/28	5,780,000	5,867,625
Sheffield Lake City School District GO,
School Improvement, 5.00%, 12/01/37	1,920,000	2,076,422
School Improvement, Pre-Refunded, 5.00%, 12/01/37	7,715,000	8,472,844
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,122,900
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,215,175
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,407,780
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%,
12/01/43	3,760,000	4,032,262
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 12/01/35.	3,500,000	3,697,295
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,585,410
Summit County Port Authority Lease Revenue,
The University of Akron Student Housing Project, 6.00%, 1/01/42	3,420,000	3,874,963
The University of Akron Student Housing Project, Pre-Refunded, 6.00%, 1/01/42	8,160,000	9,482,328
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,600,760
Sylvania City School District GO,
Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	10,723,059
School Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/36	7,660,000	7,821,013
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,465,438
Toledo City School District GO,
School Facilities Improvement, Pre-Refunded, 5.375%, 12/01/35	4,565,000	4,930,930
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/32.	7,830,000	8,982,889

| 131

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	$2,500,000	$2,714,275
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,321,390
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,504,770
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,341,870
Series A, 4.00%, 11/15/36	9,125,000	9,226,926
University of Akron General Receipts Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	4,883,693
Refunding, Series A, 5.00%, 1/01/36	11,065,000	12,252,938
Refunding, Series A, 5.00%, 1/01/38	13,225,000	14,588,630
Refunding, Series A, BAM Insured, 5.00%, 1/01/34	6,000,000	6,711,000
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/33	5,000,000	5,205,050
Series B, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	19,000,000	19,779,190
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,436,526
Series C, 5.00%, 6/01/39	6,255,000	6,946,803
Series C, 5.00%, 6/01/41	2,500,000	2,800,550
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,401,040
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,027,600
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,462,677
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,147,344
Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	11,010,500
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,133,518
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42.	7,250,000	8,040,685
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
12/01/40	7,285,000	7,992,883
Youngstown State University General Receipts Revenue,
Assured Guaranty, 5.25%, 12/15/29	4,000,000	4,331,240
Assured Guaranty, 5.50%, 12/15/33	4,225,000	4,596,462
Total Municipal Bonds before Short Term Investments (Cost $1,555,468,135)		1,602,500,898

Short Term Investments 0.3%
Municipal Bonds 0.3%
Ohio 0.3%
[b] Allianace Hospital Revenue, Alliance Obligated Group, Daily VRDN and Put, 0.59%, 12/01/32	700,000	700,000
[b] Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System Obligation
Group, Refunding, Series B-1, Daily VRDN and Put, 0.51%, 1/01/39	3,550,000	3,550,000
Total Short Term Investments (Cost $4,250,000)		4,250,000
Total Investments (Cost $1,559,718,135) 99.7%		1,606,750,898
Other Assets, less Liabilities 0.3%.		4,572,397
Net Assets 100.0%		$1,611,323,295

See Abbreviations on page 156.

aA portion or all of the security purchased on a delayed delivery basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 132

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Oregon Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.6%
Oregon 93.2%
Astoria Hospital Facilities Authority Revenue,
Columbia Memorial Hospital, 5.00%, 8/01/41.	$4,250,000	$4,493,142
Columbia Memorial Hospital, 4.00%, 8/01/46.	1,750,000	1,624,473
Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	1,325,000	1,417,697
Beaverton School District GO,
Washington County School District No. 48J, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/31	1,280,000	1,388,710
Washington County School District No. 48J, Assured Guaranty, Pre-Refunded, 5.125%, 6/01/36	1,000,000	1,087,980
Bend Water Revenue, Refunding, 5.00%, 12/01/35	2,000,000	2,276,800
Central Lincoln People’s Utility District Electric System Revenue, 5.00%, 12/01/45	2,900,000	3,193,045
Chemeketa Community College District GO,
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/25	1,500,000	1,585,560
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/26	2,615,000	2,764,160
City of Lake Oswego GO, Clackamas, Multnomah and Washington Counties, Refunding, Series A,
5.00%, 12/01/31	6,400,000	6,951,744
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,074,529
City of Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,065,950
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,355,889
Washington County, 5.00%, 8/01/42	20,915,000	23,433,375
Washington County, 5.00%, 8/01/45	23,545,000	25,939,762
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, Pre-Refunded,
5.50%, 7/15/35	6,525,000	7,187,222
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,726,039
Clackamas County School District No. 12 North Clackamas GO, Series B, AGMC Insured, Pre-Refunded,
5.00%, 6/15/27	25,000,000	25,534,500
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,415,876
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	5,116,070
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	5,031,736
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,398,270
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,878,445
Clackamas County School District No. 62C Oregon City GO,
Refunding, MAC Insured, 5.00%, 6/01/29	1,000,000	1,123,980
Refunding, MAC Insured, 5.00%, 6/01/34	1,770,000	1,949,690
Refunding, MAC Insured, 5.00%, 6/01/39	1,250,000	1,368,275
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36.	1,000,000	1,000,000
Clackamas River Water Revenue,
Clackamas County, 5.00%, 11/01/38	680,000	757,894
Clackamas County, 5.00%, 11/01/40	500,000	556,115
Clackamas County, 5.00%, 11/01/43	1,970,000	2,186,542
Clackamas County, 5.00%, 11/01/46	1,000,000	1,107,610
Columbia and Washington Counties School District No. 47J Vernonia GO, Pre-Refunded, 5.00%, 6/15/35 .	5,175,000	5,749,787
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,095,817
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	9,165,646
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,322,900
Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,309

Quarterly Statement of Investments | See Notes to Statements of Investments. | 133

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Deschutes County Hospital Facility Authority Hospital Revenue,
Cascade Healthcare Community Inc., Pre-Refunded, 8.25%, 1/01/38	$20,000,000	$22,748,400
Cascade Healthcare Community Inc., Series B, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/35	7,000,000	7,315,000
St. Charles Health System Inc., Refunding, Series A, 5.00%, 1/01/48	15,590,000	16,558,607
Eugene Electric Utility System Revenue,
Pre-Refunded, 5.00%, 8/01/33	10,060,000	10,677,785
Series A, Pre-Refunded, 5.00%, 8/01/40	6,745,000	7,646,537
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,891,793
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%,
5/01/36	2,500,000	2,593,675
Independence GO,
City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,344,358
City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,416,503
Jackson County Airport Revenue,
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/27	1,000,000	1,041,010
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/32	1,000,000	1,041,010
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/37	1,475,000	1,535,490
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,408,954
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,285,200
Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/15/32.	5,765,000	5,999,001
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,140,010
Refunding, 5.00%, 6/15/31	1,410,000	1,604,693
Series B, 5.00%, 6/15/30	2,000,000	2,280,020
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31.	2,075,000	2,181,946
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,318,941
5.00%, 6/15/30	1,095,000	1,248,311
5.00%, 6/15/31	1,000,000	1,138,080
Klamath Falls Intercommunity Hospital Authority Revenue, Sky Lakes Medical Center Project, Refunding,
5.00%, 9/01/46	2,625,000	2,778,353
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
Series A, 5.00%, 6/15/26.	1,265,000	1,503,301
Series A, 5.00%, 6/15/30.	3,175,000	3,655,187
Series A, 5.00%, 6/15/33.	2,115,000	2,410,592
Series A, 5.00%, 6/15/36.	2,000,000	2,255,080
Lane County Metropolitan Wastewater Management Commission Revenue, Pre-Refunded, 5.25%,
11/01/28	5,000,000	5,372,450
Lane County School District No. 19 Springfield GO,
AGMC Insured, Pre-Refunded, zero cpn., 6/15/27	5,580,000	3,501,227
AGMC Insured, Pre-Refunded, zero cpn., 6/15/28	2,000,000	1,197,140
AGMC Insured, Pre-Refunded, zero cpn., 6/15/29	1,925,000	1,097,674
Lebanon GO, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/25	1,635,000	1,667,389
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	26,306,500
Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,514,410
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,628,790
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	10,093,247

| 134

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount		Value

Municipal Bonds (continued)
Oregon (continued)
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24.	$1,640,000		$1,347,178
Series B, zero cpn., 6/15/25.	1,325,000		1,042,656
Series B, zero cpn., 6/15/26.	2,585,000		1,946,453
Series B, zero cpn., 6/15/27.	2,655,000		1,914,547
Series B, zero cpn., 6/15/28.	2,495,000		1,720,552
Series B, zero cpn., 6/15/29.	2,595,000		1,701,023
Series B, zero cpn., 6/15/30.	1,885,000		1,169,492
Series B, zero cpn., 6/15/31.	2,030,000		1,196,847
Series B, zero cpn., 6/15/32.	2,000,000		1,116,440
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000		6,881,355
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000		3,896,861
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/30	325,000		351,546
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/36	1,350,000		1,422,711
Multnomah County School District No. 1J Portland Public Schools GO, Series B, 3.00%, 6/15/33	9,135,000		8,289,373
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35.	2,000,000		2,219,160
Series A, 5.00%, 6/30/36.	1,500,000		1,662,315
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000		7,297,732
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000		55,157
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000		9,918,376
Refunding, Series B, 5.00%, 7/01/34	7,500,000		8,592,075
Refunding, Series B, 5.00%, 7/01/35	10,000,000		11,411,800
Refunding, Series B, 5.00%, 7/01/36	10,965,000		12,464,793
Refunding, Series B, 5.00%, 7/01/37	10,000,000		11,332,700
Refunding, Series B, 5.00%, 7/01/39	6,000,000		6,768,180
Series A, Pre-Refunded, 5.875%, 7/01/33	2,500,000		2,773,600
Series A, Pre-Refunded, 5.75%, 7/01/39	13,175,000		14,575,502
Oregon State Department of Administrative Services COP,
Series A, Pre-Refunded, 5.25%, 5/01/39	3,800,000		4,130,676
Series C, 5.00%, 11/01/34.	4,435,000		4,815,213
Series C, Pre-Refunded, 5.00%, 11/01/34	3,565,000		3,906,670
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28.	5,800,000		6,694,244
Series A, 5.00%, 4/01/32.	5,000,000		5,676,550
Series A, 5.00%, 4/01/33.	8,065,000		9,264,024
Series A, 5.00%, 4/01/35.	1,625,000		1,822,015
Series A, Pre-Refunded, 5.00%, 4/01/27	17,880,000		19,289,838
Series A, Pre-Refunded, 5.00%, 4/01/28	18,225,000		19,662,041
Series A, Pre-Refunded, 5.00%, 4/01/29	1,750,000		1,887,988
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/30	5,000,000		5,755,500
senior lien, Refunding, Series A, 5.00%, 11/15/31	10,000,000		11,465,100
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000		3,347,071
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000		23,358,973
Oregon State Facilities Authority Revenue,
College Housing North West Project, Series A, 4.00%, 10/01/26	2,175,000		2,176,283
College Housing North West Project, Series A, 5.00%, 10/01/36	1,670,000		1,731,573
College Housing North West Project, Series A, 5.00%, 10/01/48	4,000,000		4,093,280
Legacy Health Project, Refunding, Series A, 5.00%, 6/01/46	16,000,000		17,070,560

		|	135

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Oregon State Facilities Authority Revenue, (continued)
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30.	$1,500,000	$1,608,930
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	34,416,900
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,175,780
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,201,606
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,996,525
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39.	32,790,000	34,349,164
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,366,120
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,650,015
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,169,240
Reed College Project, Refunding, Series A, 5.125%, 7/01/41.	10,000,000	10,916,600
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,633,680
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/35	8,185,000	8,754,758
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/41	7,800,000	8,265,270
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/46	3,500,000	3,700,130
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%,
7/01/44	8,910,000	9,571,746
University of Portland Projects, Series A, Pre-Refunded, 5.00%, 4/01/32	8,795,000	9,233,167
Willamette University Projects, Refunding, Series B, 5.00%, 10/01/40	3,000,000	3,368,520
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,825,841
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	190,000	190,665
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	605,000	606,857
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,057,503
Higher Education, Article XI-F(1), Series A, 5.00%, 8/01/41.	7,000,000	8,032,920
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,762,890
Higher Education, Article XI-G, Series C, 5.00%, 8/01/41	7,000,000	8,032,920
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40	7,005,000	7,979,816
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,080,211
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,307,050
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/37	5,555,000	5,701,263
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,480,000	5,816,119
State Board of Higher Education, Series C, Pre-Refunded, 5.00%, 8/01/37	1,115,000	1,144,358
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,119,740
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Refunding, Series G, 5.35%, 7/01/30	30,000	30,275
SFM Program, Series C, 4.75%, 7/01/42	1,670,000	1,708,627
Oregon State University General Revenue, Series A, 5.00%, 4/01/45.	12,500,000	13,900,250
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	604,060
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38.	23,000,000	24,524,440
Portland EDR, Broadway Project, Series A, Pre-Refunded, 6.50%, 4/01/35	5,000,000	5,469,450
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero
cpn., 6/01/21	1,000,000	910,490
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,769,824
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,299,112
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,756,075
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,180,428
Series C, 5.00%, 6/15/28	1,000,000	1,109,230
Series C, 5.00%, 6/15/30	1,000,000	1,103,310
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	27,602,168

| 136

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	$1,000,000	$1,098,290
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,097,850
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,093,380
Lents Town Center, Series B, 5.00%, 6/15/27.	2,500,000	2,706,250
Lents Town Center, Series B, 5.00%, 6/15/28.	1,175,000	1,271,526
Lents Town Center, Series B, 4.75%, 6/15/29.	1,000,000	1,063,330
Lents Town Center, Series B, 5.00%, 6/15/30.	1,800,000	1,931,508
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,569,387
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,070,208
Salem Hospital Facility Authority Revenue,
Salem Health Projects, Refunding, Series A, 5.00%, 5/15/46	23,000,000	24,385,060
Salem Hospital Project, Series A, Pre-Refunded, 5.75%, 8/15/23	10,000,000	10,753,700
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	5,444,675
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%,
6/01/36	4,240,000	4,647,761
Tri-County Metropolitan Transportation District Revenue,
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	6,000,000	6,705,780
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	11,000,000	12,741,630
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,564,213
University of Oregon General Revenue,
Series A, 5.00%, 4/01/45.	20,000,000	22,179,200
Series A, 5.00%, 4/01/46.	17,000,000	19,026,910
Washington and Yamhill Counties Gaston School District No. 511J GO, 5.00%, 6/15/46.	4,355,000	4,854,214
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/26	6,850,000	4,504,697
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/27	7,090,000	4,444,367
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/28	2,960,000	1,769,843
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/29	3,110,000	1,773,384
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/30	3,260,000	1,772,462
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 12/15/31	3,515,000	1,777,430
Series B, NATL Insured, Pre-Refunded, 4.50%, 12/15/31	2,900,000	2,954,375
Washington County School District No. 15 Forest Grove GO,
Series B, zero cpn., 6/15/29.	2,545,000	1,647,811
Series B, zero cpn., 6/15/30.	2,490,000	1,524,453
Series B, zero cpn., 6/15/31.	3,140,000	1,825,094
Washington County School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/32	10,750,000	12,119,550
Series B, 5.00%, 6/15/33	8,000,000	9,002,080
Series B, 5.00%, 6/15/34	11,000,000	12,338,590
Woodburn School District No. 103 GO,
Marion County, 5.00%, 6/15/33	2,930,000	3,339,643
Marion County, 5.00%, 6/15/34	3,200,000	3,634,560
Marion County, 5.00%, 6/15/35	2,075,000	2,351,805
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,085,520
		1,160,097,805

| 137

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 4.4%
Guam 0.4%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/24.	$840,000	$937,247
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29.	3,250,000	3,626,252
		4,563,499
Puerto Rico 4.0%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	9,884,300
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Sub Series C-7, NATL Insured, 6.00%,
7/01/28	4,500,000	4,712,760
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	6,274,275
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/25	14,900,000	16,735,978
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	20,000,000	10,840,000
Senior Series C, 5.25%, 8/01/40	2,860,000	2,023,450
		50,470,763
Total U.S. Territories		55,034,262
Total Municipal Bonds before Short Term Investments (Cost $1,186,110,115)		1,215,132,067

Short Term Investments 0.2%
Municipal Bonds 0.2%
Oregon 0.2%
[b] Oregon State GO,
Veterans Welfare, Series 87C, Daily VRDN and Put, 0.52%, 6/01/28	545,000	545,000
Veterans Welfare, Series 88D, Daily VRDN and Put, 0.52%, 12/01/41.	1,850,000	1,850,000
Total Short Term Investments (Cost $2,395,000)		2,395,000
Total Investments (Cost $1,188,505,115) 97.8%		1,217,527,067
Other Assets, less Liabilities 2.2%.		27,684,829
Net Assets 100.0%		$1,245,211,896

See Abbreviations on page 156.

aAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 138

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.5%
Pennsylvania 95.2%
Allegheny County GO,
Refunding, Series C-76, 5.00%, 11/01/41	$5,620,000	$6,167,332
Series C-60, AGMC Insured, Pre-Refunded, 5.00%, 11/01/27	3,000,000	3,107,610
Series C-61, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,364,100
Series C-65, 5.375%, 5/01/31	2,160,000	2,432,851
Series C-65, Pre-Refunded, 5.375%, 5/01/31	2,840,000	3,240,923
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Pre-Refunded, 5.00%, 3/01/28	3,000,000	3,138,960
Duquesne University, Pre-Refunded, 5.00%, 3/01/33	1,300,000	1,360,216
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,427,230
Robert Morris University, Refunding, 5.00%, 10/15/34.	2,555,000	2,647,465
Robert Morris University, Refunding, 5.00%, 10/15/38.	2,080,000	2,128,672
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	12,974,040
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,475,700
NATL Insured, Pre-Refunded, 5.00%, 12/01/37	6,745,000	6,878,618
Refunding, AGMC Insured, 4.00%, 12/01/34	2,250,000	2,274,030
Refunding, AGMC Insured, 4.00%, 12/01/35	2,650,000	2,671,730
Refunding, AGMC Insured, 4.00%, 12/01/36	2,250,000	2,261,048
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	10,753,000
Bethel Park School District GO, Pre-Refunded, 5.10%, 8/01/33	3,600,000	3,933,144
Bethlehem Area School District GO, AGMC Insured, Pre-Refunded, 5.25%, 1/15/26	6,605,000	7,320,982
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,985,000	5,712,660
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,521,500
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, AGMC Insured,
5.00%, 12/01/35	2,500,000	2,748,850
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,988,400
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,722,533
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	5,141,835
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,512,224
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,234,090
Centre County Hospital Authority Revenue, Mount Nittany Medical Center, Refunding, Series A, 5.00%,
11/15/46	6,050,000	6,591,233
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/35	500,000	523,580
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/45	1,500,000	1,551,360
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,359,844
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34.	10,000,000	10,795,900
Series B, 5.00%, 6/01/32	5,000,000	5,451,850
Cumberland County Municipal Authority College Revenue,
Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania
Financing Program, Series GG1, NATL Insured, Pre-Refunded, 5.00%, 5/01/34.	3,500,000	3,557,785
Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania
Financing Program, Series HH1, 5.00%, 11/01/39	1,200,000	1,292,988

Quarterly Statement of Investments | See Notes to Statements of Investments. | 139

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	$4,500,000	$4,958,055
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37	2,500,000	2,563,625
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Refunding, Series A, 5.00%, 6/01/35	1,450,000	1,604,570
Pinnacle Health System Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,102,390
Pinnacle Health System Project, Series A, 6.00%, 6/01/36	1,610,000	1,756,156
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	16,821,298
Pinnacle Health System Project, Series A, Pre-Refunded, 6.00%, 6/01/36	8,390,000	9,295,868
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,090,775
Delaware County Authority Revenue,
Cabrini College, Refunding, Assured Guaranty, 5.875%, 7/01/29	1,140,000	1,144,127
Haverford College, 5.00%, 11/15/40	3,000,000	3,261,540
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25.	1,250,000	1,340,063
Neumann University, 5.25%, 10/01/31.	1,250,000	1,327,100
Delaware County Regional Water Quality Control Authority Revenue, 4.00%, 11/01/36	2,005,000	2,029,521
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project,
BAM Insured, 5.00%, 11/01/38	1,250,000	1,350,563
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17	5,000,000	5,130,850
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/45	3,250,000	3,297,125
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/47	3,750,000	3,775,837
Erie Parking Authority Parking Facilities Revenue,
Guaranteed, AGMC Insured, Pre-Refunded, 5.125%, 9/01/32	1,100,000	1,233,342
Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	3,150,000	3,463,394
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43	5,575,000	5,980,971
Refunding, 5.00%, 12/01/43	6,000,000	6,557,280
Refunding, AGMC Insured, 5.00%, 12/01/43	1,425,000	1,504,515
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,463,222
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,704,000
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%,
11/01/41	9,500,000	10,750,485
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25.	4,270,000	4,536,832
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44.	10,000,000	10,877,600
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	5,730,000	6,124,052
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39	1,625,000	1,775,166
Lackawanna County GO,
Series B, AGMC Insured, 5.00%, 9/01/30	8,100,000	8,603,658
Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,885,275
Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System Obligated
Group, Refunding, 5.00%, 8/15/46	4,165,000	4,482,873
Lancaster Parking Authority Parking Revenue,
Guaranteed, Series A, AMBAC Insured, 5.00%, 12/01/32	1,700,000	1,758,361
Guaranteed, Series A, AMBAC Insured, 5.00%, 12/01/35	2,500,000	2,583,550
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,315,041

| 140

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	$5,240,000	$5,679,636
Lehigh County General Purpose Authority Hospital Revenue, Lehigh Valley Health Network, Series B,
AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	11,250,000	12,009,487
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,603,950
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	11,007,500
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	25,000,000	27,204,000
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38.	1,400,000	1,578,360
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43.	1,495,000	1,671,709
Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, Pre-
Refunded, 5.00%, 11/15/35.	5,835,000	6,410,389
Marple Newtown School District GO,
Delaware County, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	11,225,000	12,178,339
Delaware County, Refunding, 5.00%, 6/01/30	6,745,000	7,815,566
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,371,100
Monroe County Hospital Authority Hospital Revenue,
Pocono Medical Center, 5.00%, 1/01/27	1,000,000	1,002,980
Pocono Medical Center, 5.125%, 1/01/37	2,000,000	2,006,140
Pocono Medical Center, 5.25%, 1/01/43	2,000,000	2,006,320
Pocono Medical Center, Series A, 5.00%, 1/01/41	4,000,000	4,165,080
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%,
4/01/40	5,750,000	6,120,472
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41 .	9,600,000	10,079,040
Montgomery County IDAR,
FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,642,802
Foulkeways at Gwynedd, Refunding, 5.00%, 12/01/46	2,000,000	2,051,660
Montour School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,065,750
AGMC Insured, Pre-Refunded, 5.00%, 4/01/37	12,500,000	12,664,375
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding, 5.00%,
11/01/34	20,000,000	21,243,600
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series A, Pre-Refunded, 5.50%, 8/15/35	10,000,000	10,685,700
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33	2,200,000	2,405,392
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/46	10,000,000	10,721,700
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, Pre-Refunded, 5.00%, 11/15/39	20,000,000	21,673,800
Lehigh University, Refunding, Series A, 4.00%, 11/15/36	6,000,000	6,103,500
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,537,640
Northeastern York School District GO,
Series B, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	1,000,000	1,013,150
Series B, NATL Insured, Pre-Refunded, 5.00%, 4/01/31	2,000,000	2,026,300
Norwin School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/37.	10,000,000	10,131,500
Owen J. Roberts School District GO, AGMC Insured, Pre-Refunded, 5.00%, 9/01/36.	2,710,000	2,789,972
Pennsylvania State Economic Development Financing Authority Revenue,
UPMC, Series A, 5.00%, 2/01/33	5,000,000	5,527,950
UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,415,800

| 141

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	$25,000,000	$27,428,500
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,000,000	13,149,120
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	10,784,500
Second Series A, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,131,650
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,872,126
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,151,962
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,039,372
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,085,150
Drexel University, Refunding, 5.00%, 5/01/35	3,100,000	3,438,365
Drexel University, Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/37	25,525,000	26,428,585
Edinboro University Foundation, Student Housing Project, Pre-Refunded, 6.00%, 7/01/43	3,500,000	3,993,290
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,309,938
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,545,175
Philadelphia University, Refunding, 5.00%, 6/01/30.	2,295,000	2,330,022
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/35.	1,400,000	1,422,512
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 6.25%, 10/01/43.	7,000,000	7,645,540
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/44.	2,000,000	2,007,880
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	16,316,700
State System of Higher Education, Series AF, NATL Insured, Pre-Refunded, 5.00%, 6/15/37	7,000,000	7,149,660
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,519,200
Thomas Jefferson University, 5.00%, 3/01/40.	16,980,000	18,253,840
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45.	7,465,000	8,011,214
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	28,108,750
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,452,550
University of the Sciences in Philadelphia, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,344,100
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,612,057
University of Pennsylvania Health System, 5.00%, 8/15/40	2,600,000	2,817,022
University of Pennsylvania Health System, Pre-Refunded, 5.75%, 8/15/41	3,950,000	4,614,311
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,393,350
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,057,160
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue,
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
5.00%, 7/01/42	5,500,000	5,699,760
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
Refunding, Series A, 5.00%, 7/01/35.	1,000,000	1,061,680
Pennsylvania State Public School Building Authority College Revenue, Delaware County Community
College Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/32	1,000,000	1,049,820
Pennsylvania State Public School Building Authority Community College Revenue, Community College of
Philadelphia Project, Pre-Refunded, 6.00%, 6/15/28	5,000,000	5,470,900
Pennsylvania State Public School Building Authority Lease Revenue,
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/33	10,000,000	10,689,300
School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,000,000

| 142

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue,
Sub Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	$2,800,000	$3,041,388
Series C, 5.00%, 12/01/43.	10,000,000	10,935,800
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	5,000,000	5,369,950
Series D, 5.125%, 12/01/40	10,000,000	10,748,400
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,600,400
Sub Series A, Assured Guaranty, 5.00%, 6/01/39	17,200,000	18,342,940
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,632,525
Refunding, Series B, 5.00%, 9/01/33	5,000,000	5,752,250
Refunding, Series B, 5.00%, 9/01/34	2,175,000	2,492,420
Refunding, Series B, 4.00%, 9/01/35	3,470,000	3,603,283
Refunding, Series B, 4.00%, 9/01/36	3,460,000	3,581,342
Series A, 5.00%, 9/01/33.	4,000,000	4,601,800
Series A, 5.00%, 9/01/34.	4,500,000	5,156,730
Series A, 5.00%, 9/01/35.	1,325,000	1,513,614
Series A, 5.00%, 9/01/36.	1,300,000	1,480,401
Series A, 5.00%, 9/01/40.	5,000,000	5,608,200
Series A, 5.00%, 9/01/41.	10,445,000	11,801,701
Philadelphia Airport Revenue,
Series A, AGMC Insured, 5.00%, 6/15/35	5,000,000	5,393,200
Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,368,750
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,551,150
Cultural and Commercial Corridors Program, Series A, NATL Insured, Pre-Refunded, 5.00%,
12/01/23	6,205,000	6,205,000
International Apartments at Temple University, Series A, 5.625%, 6/15/42.	4,000,000	4,191,720
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,457,950
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/32.	1,000,000	1,080,510
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/33.	1,500,000	1,614,450
Ninth Series, 5.25%, 8/01/40	3,490,000	3,779,949
Ninth Series, Pre-Refunded, 5.25%, 8/01/40	2,230,000	2,500,945
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	390,000	430,283
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,422,300
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,439,800
Series A, 5.25%, 7/15/33.	5,000,000	5,597,500
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,446,500
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,071,600
Philadelphia Municipal Authority Lease Revenue,
6.50%, 4/01/34	3,250,000	3,577,795
6.50%, 4/01/39	2,500,000	2,747,950
Philadelphia School District GO,
Series E, Pre-Refunded, 6.00%, 9/01/38	95,000	102,633
Series E, Pre-Refunded, 6.00%, 9/01/38	4,905,000	5,309,613
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/40.	10,000,000	10,830,800
Series A, 5.00%, 1/01/41.	13,000,000	14,197,950
Series A, 5.125%, 1/01/43	5,000,000	5,457,000

| 143

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue, (continued)
Series A, 5.00%, 7/01/45.	$5,000,000	$5,398,300
Series A, Pre-Refunded, 5.25%, 1/01/36	3,000,000	3,232,500
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,620,270
Philadephia Authority for IDR, Temple University, Second Series, 5.00%, 4/01/36	5,000,000	5,491,750
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,482,925
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series
A, 5.00%, 8/15/40	5,000,000	5,310,250
Reading GO,
AGMC Insured, Pre-Refunded, 6.00%, 11/01/28	590,000	642,250
Refunding, AGMC Insured, 6.00%, 11/01/28	1,410,000	1,527,904
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,568,031
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,127,100
Scranton-Lackawanna Health and Welfare Authority Revenue,
University of Scranton, Refunding, 5.00%, 11/01/37	4,000,000	4,320,600
University of Scranton, XLCA Insured, Pre-Refunded, 5.00%, 11/01/37	8,125,000	8,416,444
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%,
1/01/38	4,000,000	4,186,680
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	11,194,500
State College Area School District GO, 5.00%, 3/15/40	16,400,000	18,178,744
State Public School Building Authority School Lease Revenue, The School District of the City of
Harrisburg Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 11/15/33	5,000,000	5,418,450
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,145,880
Swarthmore Borough Authority College Revenue, Swarthmore College Project, 5.00%, 9/15/43	1,000,000	1,117,890
Swarthmore Borough Authority Revenue, Swarthmore College, Series B, 4.00%, 9/15/46	5,345,000	5,392,196
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	5,000,000	5,529,800
University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
University Capital Project, Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,413,100
University Capital Project, Series B, 5.00%, 9/15/31	10,000,000	10,731,700
Washington County IDA College Revenue,
Washington and Jefferson College, Refunding, 5.25%, 11/01/30	7,525,000	8,276,522
Washington and Jefferson College, Refunding, 5.00%, 11/01/36	8,470,000	9,157,002
West Mifflin Area School District GO, Allegheny County, AGMC Insured, Pre-Refunded, 5.125%, 4/01/31 .	1,000,000	1,069,200
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%,
8/15/42	7,500,000	8,183,850
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34.	6,000,000	6,456,840
Wilkes-Barre Finance Authority Revenue,
Wilkes University Project, Pre-Refunded, 5.00%, 3/01/37	2,690,000	2,716,012
Wilkes University Project, Refunding, 5.00%, 3/01/37	1,810,000	1,827,503
		1,252,881,768

U.S. Territories 3.3%
Puerto Rico 3.3%
[a] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	3,237,500
Series TT, 5.00%, 7/01/32	5,100,000	3,302,250
Series XX, 5.25%, 7/01/40	16,020,000	10,372,950

| 144

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39.	$6,000,000	$3,112,500
First Subordinate, Series A, 6.00%, 8/01/42	34,000,000	17,892,500
First Subordinate, Series C, 5.50%, 8/01/40	9,000,000	4,713,750
		42,631,450
Total Municipal Bonds before Short Term Investments (Cost $1,269,674,653)		1,295,513,218
Short Term Investments (Cost $6,385,000) 0.5%
Municipal Bonds 0.5%
Pennsylvania 0.5%
[b] Emmaus General Authority Revenue, Weekly VRDN and Put, 0.63%, 12/01/28	6,385,000	6,385,000
Total Investments (Cost $1,276,059,653) 99.0%		1,301,898,218
Other Assets, less Liabilities 1.0%.		13,652,965
Net Assets 100.0%		$1,315,551,183

See Abbreviations on page 156.

aAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 145

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.0%
Virginia 88.6%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21.	$1,245,000	$1,338,749
Capital Region Airport Commission Airport Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/31	2,000,000	2,117,040
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/38	5,895,000	6,239,975
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,546,675
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,356,600
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,395,823
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,518,480
Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, Series A, 4.00%, 10/01/42.	1,500,000	1,386,075
Goodwin House Inc., Refunding, Series A, 5.00%, 10/01/42.	5,840,000	6,164,354
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-
Refunded, 5.00%, 4/01/36	10,000,000	11,057,900
Fairfax County IDAR,
Health Care, Inova Health System Project, Refunding, Series A, 5.50%, 5/15/35	6,445,000	6,988,507
Health Care, Inova Health System Project, Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,754,450
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,736,975
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	3,555,000	3,890,521
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	6,330,000	6,645,361
Pre-Refunded, 5.00%, 4/01/33	3,670,000	3,850,344
Pre-Refunded, 5.00%, 4/01/38	16,000,000	16,797,120
Refunding, Sub Series A, 5.00%, 8/01/43	6,700,000	7,593,445
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,684,810
Henrico County Water and Sewer System Revenue,
Refunding, 5.00%, 5/01/42	4,000,000	4,566,720
Refunding, 5.00%, 5/01/46	5,720,000	6,510,561
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,288,682
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,424,650
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,033,300
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,572,171
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	5,617,917
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, Pre-Refunded, 5.00%, 2/01/29	6,500,000	6,785,610
Newport News GO, General Improvement, Refunding, Series A, 5.00%, 8/01/28	2,130,000	2,522,005
Norfolk GO,
Capital Improvement, Refunding, Series A, 5.00%, 8/01/32	5,845,000	6,670,197
Capital Improvement, Series A, 5.00%, 10/01/32	1,000,000	1,153,380
Capital Improvement, Series A, 5.00%, 10/01/33	1,250,000	1,436,025
Capital Improvement, Series A, 5.00%, 10/01/41	1,100,000	1,240,976
Capital Improvement, Series A, 5.00%, 10/01/46	2,635,000	2,961,002
Capital Improvement, Series C, Pre-Refunded, 5.00%, 10/01/42.	7,825,000	8,812,906
Northern Virginia Transportation Authority Transportation Special Tax Revenue,
5.00%, 6/01/31	4,565,000	5,189,675
5.00%, 6/01/32	2,795,000	3,163,437
5.00%, 6/01/33	3,000,000	3,384,750
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%, 3/01/39	6,435,000	6,756,879
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	6,333,774
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,145,700

Quarterly Statement of Investments | See Notes to Statements of Investments. | 146

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	$10,000,000	$10,799,200
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,518,944
Richmond Public Utility Revenue,
[a] Refunding, 5.00%, 1/15/33	10,000,000	11,352,600
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,003,300
Series A, Pre-Refunded, 5.00%, 1/15/35	11,495,000	12,342,756
Riverside Regional Jail Authority Jail Facility Revenue,
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	7,000,000	7,161,350
NATL Insured, Pre-Refunded, 5.00%, 7/01/32	22,000,000	22,507,100
Refunding, 5.00%, 7/01/31	6,215,000	7,022,888
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded, 5.125%,
10/15/37	10,000,000	10,706,700
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,482,245
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,185,380
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38 .	50,000	55,603
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,604,349
Stafford County and Staunton IDAR,
Virginia Municipal League Assn. of Counties Finance Program, Series E, XLCA Insured, Pre-
Refunded, 5.00%, 8/01/37	3,025,000	3,208,194
Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, 5.00%, 8/01/37	960,000	1,018,138
Suffolk GO,
Refunding, 5.00%, 2/01/41	10,000,000	10,964,000
Refunding, 5.00%, 6/01/42	10,000,000	11,028,500
University of Virginia Revenue,
General, Refunding, 5.00%, 6/01/40	17,750,000	18,693,590
General, Refunding, Series A, 5.00%, 6/01/43	15,000,000	17,040,900
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, 5.00%, 7/01/28.	10,000,000	11,757,800
Virginia Beach Development Authority Public Facility Revenue, Series A, Pre-Refunded, 5.00%, 7/15/27	5,635,000	5,773,677
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,177,603
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,209,915
Public Higher Education Financing Program, Series A, Pre-Refunded, 5.00%, 9/01/33	4,010,000	4,267,081
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,545,600
Virginia Port Authority Port Facilities Revenue, Pre-Refunded, 5.00%, 7/01/40.	6,000,000	6,524,700
Virginia State Commonwealth Transportation Board Revenue, Federal Transportation Grant Anticipation
Notes, 5.00%, 9/15/31.	15,000,000	17,401,200
Virginia State GO, Refunding, Series B, 5.00%, 6/01/27	9,790,000	11,818,488
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	8,957,810
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,625,747
Rental Housing, Series B, 5.00%, 6/01/45	3,050,000	3,194,204
Rental Housing, Series E, 5.00%, 10/01/44	6,540,000	6,781,849
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,619,094
Rental Housing, Series F, 5.00%, 4/01/45.	2,125,000	2,222,368
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series A, 5.00%, 8/01/26	6,000,000	7,063,680
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	11,831,100
School Financing, 1997 Resolution, Refunding, Series B, 4.00%, 8/01/29	7,060,000	7,574,321
Special Obligation Fluvanna County, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,462,000

| 147

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/41	$9,410,000	$10,558,867
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38.	1,465,000	1,565,821
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	5,943,668
Virginia Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/27	1,000,000	1,192,960
Virginia Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/28	1,000,000	1,185,340
Virginia Pooled Financing Program, Refunding, Series B, 4.00%, 11/01/30	1,000,000	1,081,560
Virginia Pooled Financing Program, Refunding, Series B, 4.00%, 11/01/31	800,000	850,448
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	143,421
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,360,000	2,443,544
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	145,000	150,268
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	5,880,352
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40.	23,000,000	24,857,710
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,385,050
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,635,185
		631,011,689
District of Columbia 7.2%
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	13,211,040
Refunding, Series B, 5.00%, 10/01/30	745,000	861,309
Refunding, Series B, 5.00%, 10/01/32	1,000,000	1,144,290
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,261,210
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,848,159
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,724,900
first senior lien, Series A, 5.25%, 10/01/44	12,000,000	12,968,400
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,158,000
		51,177,308

U.S. Territories 3.2%
Puerto Rico 3.2%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,200,000	3,367,000
Series XX, 5.25%, 7/01/40	8,400,000	5,439,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.375%, 8/01/39	1,000,000	518,750
First Subordinate, Series A, 6.00%, 8/01/42	20,000,000	10,525,000
First Subordinate, Series C, 5.50%, 8/01/40	6,000,000	3,142,500
		22,992,250
Total Municipal Bonds before Short Term Investments (Cost $696,594,978)		705,181,247

| 148

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $12,500,000) 1.8%
Municipal Bonds 1.8%
Virginia 1.8%
[c] Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, Daily
VRDN and Put, 0.51%, 11/01/36	$12,500,000	$12,500,000
Total Investments (Cost $709,094,978) 100.8%		717,681,247
Other Assets, less Liabilities (0.8)%.		(5,522,118)
Net Assets 100.0%.		$712,159,129

See Abbreviations on page 156.

aSecurity purchased on a when-issued basis.
bAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 149

FRANKLIN TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

| 150

FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Alabama	Arizona	Colorado	Connecticut
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$273,058,493	$956,899,920	$740,466,080	$305,197,124

Unrealized appreciation	$10,651,506	$47,055,544	$34,620,628	$12,943,574
Unrealized depreciation	(9,118,342)	(20,279,125)	(25,485,383)	(12,062,195)
Net unrealized appreciation (depreciation)	$1,533,164	$26,776,419	$9,135,245	$881,379

	Franklin Federal	Franklin Federal	Franklin	Franklin
	Intermediate-Term	Limited-Term	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$4,260,040,570	$1,084,329,423	$739,137,047	$555,924,057

Unrealized appreciation	$143,472,909	$3,799,982	$48,425,445	$27,064,074
Unrealized depreciation	(39,759,010)	(3,082,969)	(27,089,982)	(16,955,563)
Net unrealized appreciation (depreciation)	$103,713,899	$717,013	$21,335,463	$10,108,511

	Franklin	Franklin	Franklin	Franklin
	High Yield	Insured	Kentucky	Louisiana
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments.	$7,601,312,061	$1,651,076,223	$164,582,409	$413,988,472

Unrealized appreciation	$759,786,290	$105,713,674	$7,731,372	$19,008,297
Unrealized depreciation	(352,417,370)	(3,195,791)	(3,570,263)	(14,849,416)
Net unrealized appreciation (depreciation)	$407,368,920	$102,517,883	$4,161,109	$4,158,881

	Franklin	Franklin	Franklin	Franklin
	Maryland	Massachusetts	Michigan	Minnesota
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$525,451,579	$442,400,257	$994,327,115	$1,042,002,012

Unrealized appreciation	$17,100,745	$21,959,178	$32,350,623	$39,485,115
Unrealized depreciation	(22,850,144)	(2,884,875)	(39,055,648)	(14,215,737)
Net unrealized appreciation (depreciation)	$(5,749,399)	$19,074,303	$(6,705,025)	$25,269,378

	Franklin	Franklin	Franklin	Franklin
	Missouri	New Jersey	North Carolina	Ohio
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments.	$1,106,145,905	$1,058,377,107	$1,062,272,775	$1,564,575,320

Unrealized appreciation	$41,767,536	$44,570,387	$42,345,051	$62,795,317
Unrealized depreciation	(39,530,111)	(36,157,674)	(44,732,448)	(20,619,739)
Net unrealized appreciation (depreciation)	$2,237,425	$8,412,713	$(2,387,397)	$42,175,578

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES (continued)

	Franklin	Franklin	Franklin
	Oregon	Pennsylvania	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$1,188,132,384	$1,278,116,790	$709,080,365

Unrealized appreciation	$57,620,204	$71,411,683	$32,191,687
Unrealized depreciation	(28,225,521)	(47,630,255)	(23,590,805)
Net unrealized appreciation (depreciation)	$29,394,683	$23,781,428	$8,600,882

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. REORGANIZATION

On April 29, 2016, Franklin High Yield Tax-Free Income Fund (Surviving fund), pursuant to a plan of reorganization approved on April 4, 2016 by shareholders of Franklin Double Tax-Free Income Fund (Acquired Fund), acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of November 30, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$274,591,657	$—	$274,591,657

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$982,376,339	$—	$982,376,339
Short Term Investments	—	1,300,000	—	1,300,000
Total Investments in Securities	$—	$983,676,339	$—	$983,676,339

Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$743,231,325	$—	$743,231,325
Short Term Investments	—	6,370,000	—	6,370,000
Total Investments in Securities	$—	$749,601,325	$—	$749,601,325

Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$304,078,503	$—	$304,078,503
Short Term Investments	—	2,000,000	—	2,000,000
Total Investments in Securities	$—	$306,078,503	$—	$306,078,503

Franklin Federal Intermediate-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$4,153,834,469	$—	$4,153,834,469
Short Term Investments	—	209,920,000	—	209,920,000
Total Investments in Securities	$—	$4,363,754,469	$—	$4,363,754,469

Franklin Federal Limited-Term Tax-Free Income
Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$893,306,036	$—	$893,306,036
Short Term Investments	—	191,740,400	—	191,740,400
Total Investments in Securities	$—	$1,085,046,436	$—	$1,085,046,436

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$731,572,510	$—	$731,572,510
Short Term Investments	—	28,900,000	—	28,900,000
Total Investments in Securities	$—	$760,472,510	$—	$760,472,510

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$558,932,568	$—	$558,932,568
Short Term Investments	—	7,100,000	—	7,100,000
Total Investments in Securities	$—	$566,032,568	$—	$566,032,568

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$717,082	$717,082
Corporate Bonds	—	4,686,382	—	4,686,382
Municipal Bonds	—	7,970,495,585	1,261,500	7,971,757,085
Short Term Investments	—	31,520,432	—	31,520,432
Total Investments in Securities	$—	$8,006,702,399	$1,978,582	$8,008,680,981

Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,753,594,106	$—	$1,753,594,106

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$168,743,518	$—	$168,743,518

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$417,547,353	$—	$417,547,353
Short Term Investments	—	600,000	—	600,000
Total Investments in Securities	$—	$418,147,353	$—	$418,147,353

Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$517,702,180	$—	$517,702,180
Short Term Investments	—	2,000,000	—	2,000,000
Total Investments in Securities	$—	$519,702,180	$—	$519,702,180

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$457,274,560	$—	$457,274,560
Short Term Investments	—	4,200,000	—	4,200,000
Total Investments in Securities	$—	$461,474,560	$—	$461,474,560

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$987,622,090	$—	$987,622,090

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,066,971,390	$—	$1,066,971,390
Short Term Investments	—	300,000	—	300,000
Total Investments in Securities	$—	$1,067,271,390	$—	$1,067,271,390

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,086,973,330	$—	$1,086,973,330
Short Term Investments	—	21,410,000	—	21,410,000
Total Investments in Securities	$—	$1,108,383,330	$—	$1,108,383,330

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,038,254,820	$—	$1,038,254,820
Short Term Investments	—	28,535,000	—	28,535,000
Total Investments in Securities	$—	$1,066,789,820	$—	$1,066,789,820

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,059,885,378	$—	$1,059,885,378

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,602,500,898	$—	$1,602,500,898
Short Term Investments	—	4,250,000	—	4,250,000
Total Investments in Securities	$—	$1,606,750,898	$—	$1,606,750,898

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,215,132,067	$—	$1,215,132,067
Short Term Investments	—	2,395,000	—	2,395,000
Total Investments in Securities	$—	$1,217,527,067	$—	$1,217,527,067

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,295,513,218	$—	$1,295,513,218
Short Term Investments	—	6,385,000	—	6,385,000
Total Investments in Securities	$—	$1,301,898,218	$—	$1,301,898,218

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$705,181,247	$—	$705,181,247
Short Term Investments	—	12,500,000	—	12,500,000
Total Investments in Securities	$—	$717,681,247	$—	$717,681,247

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure except for the following:

On December 2, 2016, Franklin Federal Tax-Free Income Fund (Surviving Fund), pursuant to a plan of reorganization approved on November 7, 2016 by shareholders of Franklin Insured Tax-Free Income Fund (Acquired Fund), acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.

ABBREVIATIONS

Selected Portfolio

ACA	American Capital Access Holdings Inc.	IDB	Industrial Development Bond/Board
ACES	Adjustable Convertible Exempt Security	IDBR	Industrial Development Board Revenue
AGMC	Assured Guaranty Municipal Corp.	IDR	Industrial Development Revenue
AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
BAM	Build America Mutual Assurance Co.	MAC	Municipal Assistance Corp.
BAN	Bond Anticipation Note	MBS	Mortgage-Backed Security
BHAC	Berkshire Hathaway Assurance Corp.	MFH	Multi-Family Housing
CDA	Community Development Authority/Agency	MFHR	Multi-Family Housing Revenue
CDD	Community Development District	MFMR	Multi-Family Mortgage Revenue
CDR	Community Development Revenue	MFR	Multi-Family Revenue
CFD	Community Facilities District	MTA	Metropolitan Transit Authority
CIFG	CDC IXIS Financial Guaranty	NATL	National Public Financial Guarantee Corp.
COP	Certificate of Participation	PBA	Public Building Authority
CSD	Central School District	PCC	Pollution Control Corp.
EDA	Economic Development Authority	PCFA	Pollution Control Financing Authority
EDC	Economic Development Corp.	PCR	Pollution Control Revenue
EDR	Economic Development Revenue	PFA	Public Financing Authority
ETM	Escrow to Maturity	PFAR	Public Financing Authority Revenue
FGIC	Financial Guaranty Insurance Co.	PIK	Payment-In-Kind
FHA	Federal Housing Authority/Agency	PSF	Permanent School Fund
FICO	Financing Corp.	RDA	Redevelopment Agency/Authority
FRN	Floating Rate Note	RDAR	Redevelopment Agency Revenue
GARB	General Airport Revenue Bonds	SF	Single Family
GNMA	Government National Mortgage Association	SFHR	Single Family Housing Revenue
GO	General Obligation	SFM	Single Family Mortgage
HDA	Housing Development Authority/Agency	SFMR	Single Family Mortgage Revenue
HDC	Housing Development Corp.	SRF	State Revolving Fund
HFA	Housing Finance Authority/Agency	TAN	Tax Anticipation Note
HFAR	Housing Finance Authority Revenue	TRAN	Tax and Revenue Anticipation Note
HFC	Housing Finance Corp.	UHSD	Unified/Union High School District
ID	Improvement District	USD	Unified/Union School District
IDA	Industrial Development Authority/Agency	XLCA	XL Capital Assurance
IDAR	Industrial Development Authority Revenue

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 156

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

By   /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2017